                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES


Investment Company Act file number:                    811- 08915

Exact name of registrant as specified in charter:      Strategic Partners
                                                       Asset Allocation Funds

Address of principal executive offices:                Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Name and address of agent for service:                 Lori Bostrom
                                                       Gateway Center 3
                                                       100 Mulberry Street
                                                       Newark, New Jersey 07102

Registrant's telephone number, including area code:    973-367-1495

Date of fiscal year end:                               July 31, 2003

Date of reporting period:                              July 31, 2003

Item 1 - Reports to Stockholders

                      Annual Report July 31, 2003

STRATEGIC PARTNERS
ASSET ALLOCATION FUNDS

STRATEGIC PARTNERS
CONSERVATIVE GROWTH FUND

OBJECTIVE: Seeks Current Income and a
Reasonable Level of Capital Appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund

Performance at a Glance

FUND OBJECTIVE
The investment objective of the Strategic
Partners Conservative Growth Fund (the Fund) is current income and a reasonable level of capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

ASSET CLASSES ARE CLASSIFICATIONS OF INVESTMENTS
Stocks are shares of ownership in a firm.
Owners share in the profits after debts are paid and share in the firm's appreciation in value. Generally, the prices of stocks vary with investors' estimates of a firm's earnings prospects, including the impact of broader economic conditions.

Bonds are loans to a company, government, or agency. They carry a fixed interest rate or one that varies according to the terms specified in the bond. They have a maturity date at which they must be repaid. Generally, bond prices fluctuate with current interest rates and with events that affect the debtor's prospects of repaying the loan. (High yield bonds are also known as "junk bonds." They are subject to greater risk of loss of principal and interest, including default risk, than higher-rated bonds.)

Strategic Partners Conservative Growth Fund Diversification Target

                         (CHART)
                   www.strategicpartners.com   (800) 225-1852

Annual Report  July 31, 2003

Cumulative Total Returns1                       As of 7/31/03
                                One Year  Three Years  Since Inception2
Class A                          13.08%      3.82%          22.18%
Class B                          12.27       1.60           18.05
Class C                          12.27       1.60           18.05
Class Z                          13.45       4.72           23.66
S&P 500 Index3                   10.64     -27.59           -9.16
Lipper Balanced Funds Avg.4       8.21      -6.97            6.83

Average Annual Total Returns1                   As of 6/30/03
                                One Year  Three Years  Since Inception2
Class A                          2.19%      -0.14%           3.29%
Class B                          1.89       -0.03            3.50
Class C                          4.83        0.51            3.46
Class Z                          7.93        1.85            4.70
S&P 500 Index3                   0.25      -11.19           -2.45
Lipper Balanced Funds Avg.4      2.91       -2.70            1.31

Past performance is not indicative of future
results. Principal value and investment return
will fluctuate so that an investor's shares,
when redeemed, may be worth more or less than
their original cost.  1Source: Prudential
Investments LLC and Lipper Inc. The cumulative
total returns do not take into account
applicable sales charges. If reflected, the
applicable sales charges would reduce the
cumulative total return performance quoted. The
average annual total returns do take into
account applicable sales charges. Without a
distribution and service (12b-1) fee waiver of
0.05% for Class A shares, the returns would
have been lower. The Fund charges a maximum
front-end sales charge of 5% for Class A shares
and a 12b-1 fee of 0.30% annually. In some
circumstances, Class A shares may not be
subject to a front-end sales charge, but may be
subject to a 1% contingent deferred sales
charge (CDSC) for the first year. Class B
shares are subject to a declining CDSC of 5%,
4%, 3%, 2%, 1%, and 1% respectively for the
first six years after purchase and a 12b-1 fee
of 1% annually. Approximately seven years after
purchase, Class B shares will automatically
convert to Class A shares on a quarterly basis.
Class C shares are subject to a front-end sales
charge of 1%, a CDSC of 1% for shares redeemed
within 18 months of purchase, and a 12b-1 fee
of 1% annually. Class Z shares are not subject
to a sales charge or 12b-1 fee. The returns in
the tables do not reflect the deduction of
taxes that a shareholder would pay on Fund
distributions or following the redemption of
Fund shares. 2Inception date: 11/18/98. 3The
Standard & Poor's 500 Composite Stock Price
Index (S&P 500 Index) is an unmanaged index of
500 stocks of large U.S. public companies. It
gives a broad look at how U.S. stock prices
have performed. 4The Lipper Balanced Funds
Average (Lipper Average) represents returns
based on the average return of all funds in the
Lipper Balanced Funds  category for the periods
noted. Funds in the Lipper Average have a
primary investment objective of conserving
principal by maintaining at all times a
balanced portfolio of both stocks and bonds.
Typically, the stock: bond ratio ranges around
60%:40%. Investors cannot invest directly in an
index. The returns for the S&P 500 Index would
be lower if they included the effects of sales
charges, operating expenses of a mutual fund,
or taxes. Returns for the Lipper Average
reflect the deduction of operating expenses,
but not sales charges or taxes.
                                          1

STRATEGIC PARTNERS
ASSET ALLOCATION FUNDS

                                    September 15, 2003
DEAR SHAREHOLDER,
Stocks and bonds often move in opposite
directions. Recently, signs of stronger
economic growth helped sustain the rise in equities but weighed on bonds, particularly
U.S. Treasury securities. Regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs. Current market activity should have little impact on planning for your long-term investment goals.

Whether you are investing for your retirement, your children's education, or some other purpose, Strategic Partners mutual funds offer the resources and professional discipline of leading asset management firms. Our team of experienced analysts selects firms that are widely respected by institutional and individual investors. These firms have established track records in the specific asset classes and management styles they offer in Strategic Partners funds. Our analysts continue to monitor their performance and adherence to the investment processes that earned them their reputations.

We recommend that you develop a personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming.
Strategic Partners mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

I was named president of the Strategic Partners
Asset Allocation Funds in March 2003. Thank you for your confidence in Strategic Partners mutual funds. We look forward to serving your future investment needs.

Sincerely,

Judy A. Rice, President
Strategic Partners Asset Allocation Funds/Strategic Partners
Conservative Growth Fund

Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund

Annual Report  July 31, 2003

INVESTMENT ADVISERS' REPORT

MARKET OVERVIEW: STOCKS AND BONDS PERFORMED WELL
Returns over the full 12-month reporting period that ended July 31, 2003 were dominated by substantial gains in the second quarter of 2003. During much of the reporting period, global equity markets were whipsawed by economic and geopolitical uncertainty. Just before war began in Iraq, investors began to think that a war was inevitable but that it would be short. Their growing confidence that the worst economic troubles were behind us sparked a steep market rally. The rally may have driven share prices above the level that earnings growth expectations at that time would justify. Markets slowed to neutral in mid-June and continued to be indecisive through the rest of the reporting period.

As is often the case early in economic
recoveries, shares of companies whose earnings typically respond most to economic growth fared best. Small-cap stocks, particularly small-cap growth stocks, far outpaced large caps. Markets in Europe and Japan did not perform as well as U.S. markets because economic growth in those regions continued to be sluggish. However, returns of European stocks to U.S. investors were given a substantial boost by the decline of the U.S. dollar against the euro. Even so, the returns of the major developed country markets, as measured by the MSCI EAFE Index, trailed broad measures of the U.S. market.

Bond markets remained strong through most of the reporting period due to low interest rates caused by uncertainty about the economy. Toward the end of the period, interest rates rose somewhat (and bond prices fell) as many corporations tried to borrow before faster economic growth and large government budget deficits drove the cost of borrowing substantially higher. High yield bonds kept more of their gains than most fixed income sectors.

The Contribution of Asset Allocation.   All of
the Strategic Partners Conservative Growth
Fund's portfolios had double digit gains.
However, three factors really stood out as driving its overall performance. One was the

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Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund

Annual Report  July 31, 2003

Fund's 10% allocation to small-capitalization stocks (including both growth and value styles). Another was the 20% allocation to high yield (junk) bonds. These more volatile asset classes are not customary in conservative funds, and they performed particularly well because they are sensitive to changes in investor confidence. The third contributing factor was the outperformance of the Fund's core fixed income portfolio. This almost doubled the contribution of the 40% allocation to this asset class. Although the Fund's small/mid-cap value portfolio also performed quite well, the impact was less because of its smaller allocation.

Large-Cap Growth Stocks.    The Fund's large-
cap growth segment slightly underperformed its target primarily because of a modest underweight and mixed performance in the technology sector. Technology holdings overall made the largest contribution to the portfolio's return, particularly strong performances by positions such as Intel, Cisco
Systems, and SAP, all of which benefited from a cyclical recovery in business activity.
However, these were offset by weakness in some of our semiconductor holdings, such as Texas
Instruments. Performance was enhanced by favorable stock selection in healthcare and financial stocks. Biotechnology holdings, such as Genentech, Amgen, and Gilead Sciences, were particularly strong contributors. In the financial sector, the emphasis on companies that could benefit from the improving capital markets, such as Citigroup, American Express, and Merrill Lynch, added to returns. Less cyclical companies in the consumer staples and industrials sectors detracted from the return.

Large-Cap Value Stocks.   The return on the
Fund's large-cap value segment was slightly
above its target primarily because of its
emphasis on and selection within the
information technology sector. As investors
began to anticipate a recovery in technology
spending, stocks of a diverse set of companies--
including Agere Systems, Xerox, Hewlett-
Packard, and Solectron--had significant
advances. Two media stocks--EchoStar
Communications and News Corp--and a selection of
electric utilities also made substantial
contributions to the segment's return. These
strengths were partially offset
              www.strategicpartners.com   (800) 225-1852

Asset Class Index Returns                   As of 7/31/03

                            (CHART)

The chart above shows returns for one year ended July 31, 2003, of various securities indexes that are generally considered representative of the market sectors in which the Fund may invest. Source: Prudential
Investments LLC and Lipper Inc. The performance cited does not represent the performance of the Strategic Partners Conservative Growth Fund.
Past performance is not indicative of future results. Investors cannot invest directly in an index.

The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth rates.

The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index generally have higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values.

The Morgan Stanley Capital International
Europe, Australasia, and Far East Index  (MSCI
EAFE Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

The Lehman Brothers U.S. Corporate High Yield
Index is an unmanaged index of fixed-rate,
noninvestment-grade debt securities with at
least one year remaining to maturity. The
Lehman Brothers U.S. Corporate High Yield Index
gives a broad look at how high yield (junk)
bonds have performed.
                                      5

Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund

Annual Report  July 31, 2003

by losses on healthcare positions, particularly hospital managers HCA and Tenet Healthcare.

Small/Mid-Cap Growth Stocks.   The Fund's
small/mid-cap growth segment substantially underperformed its target, although it still returned more than 20% because of the generally strong performance of the asset class. We changed the investment adviser for this asset class in mid-period. Measured over the full period, poor security selection held back the portfolio's return, particularly positions in
Monolithic Systems Technologies (memory
semiconductor technology), Medsource
Technologies (medical device engineering services), and Websense (Internet access management).

RS Investments, the new adviser, was at the helm during the spurt in small-cap growth stocks in the second calendar quarter of 2003.
The portfolio performed well at this time, outperforming its target in part because of its emphasis on consumer-related Internet companies.

Small/Mid-Cap Value Stocks.   The Fund's
small/mid-cap value segment outperformed its target by about eight percentage points over the year, a huge margin. Consumer discretionary stocks such as Hovnanian Enterprises (homes), Harman International (audio equipment), and
Fred's (discount general merchandise) added to performance. Administaff (outsourcing services) and American Tower (cellular telephone towers) also made substantial contributions.

Core Fixed Income.   The Fund's core fixed
income segment outperformed its target by
almost five percentage points over the year, a
large margin for a bond portfolio. Several
different strategies contributed to the strong
performance. The investment adviser emphasized
shorter maturities, where yields declined most,
and selected securities particularly well in the
mortgage-based sector. An emphasis on BBB-rated
bonds within the corporate sector, especially
in the telecom and pipeline industries, and
allocations to municipal, Treasury Inflation
Protected (TIP), and emerging
              www.strategicpartners.com    (800) 225-1852

market bonds also added to return. A reduction in average duration brought exposure to interest-rate changes closer to neutral before the sharp interest-rate upswing in July 2003, preserving much of the gains.

High Yield Bonds.   Junk bonds had their best
12-month advance in more than a decade.
Interest rates generally had become very low.
As the worst of the corporate accounting scandals receded into history, bond investors began to pursue the higher yields associated with more risky securities. This flood of additional capital into the junk bond market allowed many struggling companies to restructure their debt, pushing their repayment obligations further into the future. The result was a sharp decline in the default rate on junk bonds and a corresponding rise in their market prices.

The Fund's junk bond portfolio trailed the broad high yield market, as measured by the Lehman Brothers U.S. Corporate High Yield
Index, but had a high return nonetheless. The portfolio has generally been conservatively invested within this volatile category, underweighting companies that had a high probability of default. Such distressed companies made up a large part of the Lehman
Brothers U.S. Corporate High Yield Index.
During this reporting period, the largest advances in the index were made by recovering securities, largely in the power-producing and telecommunications industries.

Strategic Partners Conservative Growth Fund Management Team

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003

Shares        Description                                             Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  95.5%
COMMON STOCKS  39.3%
-------------------------------------------------------------------------------------
Aerospace & Defense  0.7%
   6,900      General Dynamics Corp.                                  $      547,446
   2,300      Moog, Inc. (Class A Stock)(a)                                   85,100
   5,700      Northrop Grumman Corp.                                         525,768
                                                                      --------------
                                                                           1,158,314
-------------------------------------------------------------------------------------
Apparel  0.2%
  11,000      Ashworth, Inc.(a)                                               77,880
   8,700      Phillips-Van Heusen Corp.                                      125,106
   3,700      Quiksilver, Inc.(a)                                             63,936
                                                                      --------------
                                                                             266,922
-------------------------------------------------------------------------------------
Automobiles  0.2%
   3,200      Harley-Davidson, Inc.                                          150,016
   6,000      TBC Corp.(a)                                                   120,360
   1,700      Winnebago Industries, Inc.                                      67,252
                                                                      --------------
                                                                             337,628
-------------------------------------------------------------------------------------
Banks  0.3%
   8,900      Bank United Financial Corp. (Class A Stock)(a)                 182,450
   1,900      Commerce Bancorp, Inc.                                          76,969
   2,200      First Community Bancorp/CA                                      72,466
   1,900      Hibernia Corp. (Class A Stock)                                  38,019
   6,300      NetBank, Inc.                                                   78,183
                                                                      --------------
                                                                             448,087
-------------------------------------------------------------------------------------
Beverages  0.2%
   5,500      Anheuser-Busch Cos., Inc.                                      285,010
   5,100      Peet's Coffee & Tea, Inc.(a)                                    93,585
                                                                      --------------
                                                                             378,595
-------------------------------------------------------------------------------------
Biotechnology  1.4%
  13,700      Amgen, Inc.(a)                                                 953,246
   6,200      Genentech, Inc.(a)                                             500,650
   5,900      Gilead Sciences, Inc.(a)                                       402,675

    8                                      See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                             Value (Note 1)
------------------------------------------------------------------------------------------
   6,000      Medimmune, Inc.(a)                                      $      235,140
   3,100      Telik, Inc.(a)                                                  59,179
                                                                      --------------
                                                                           2,150,890
-------------------------------------------------------------------------------------
Building Products  0.1%
   5,300      Watsco, Inc.                                                    92,379
-------------------------------------------------------------------------------------
Capital Markets  1.8%
   8,500      Goldman Sachs Group, Inc.                                      740,690
   5,500      J.P. Morgan Chase & Co.                                        192,775
   6,800      Lehman Brothers Holdings, Inc.                                 430,236
   8,600      Mellon Financial Corp.                                         260,150
  16,900      Merrill Lynch & Co., Inc.                                      918,853
   8,300      The Bank of New York Co., Inc.                                 249,996
                                                                      --------------
                                                                           2,792,700
-------------------------------------------------------------------------------------
Chemicals  0.4%
   2,900      E.I. du Pont de Nemours and Co.                                127,426
  24,800      IMC Global, Inc.                                               181,288
   7,700      Lyondell Chemical Co.                                          115,269
   2,500      Scotts Co. (Class A Stock)(a)                                  132,500
   2,300      Valspar Corp.                                                  100,556
                                                                      --------------
                                                                             657,039
-------------------------------------------------------------------------------------
Commercial Banks  0.2%
   2,500      Bank One Corp.                                                  98,900
   6,300      FleetBoston Financial Corp.                                    195,867
                                                                      --------------
                                                                             294,767
-------------------------------------------------------------------------------------
Commercial Services & Supplies  1.2%
  25,000      Administaff, Inc.(a)                                           317,750
  13,100      Allied Waste Industries, Inc.(a)                               158,772
   2,650      Bright Horizons Family Solutions, Inc.(a)                       96,725
  13,600      Cendant Corp.(a)                                               244,120
   4,300      Coinstar, Inc.(a)                                               59,899
  14,900      Digitas, Inc.(a)                                                86,420
   4,400      ebookers PLC, ADR (United Kingdom)(a)                           79,684
   1,800      Forrester Research, Inc.(a)                                     30,420

    See Notes to Financial Statements                                      9

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                             Value (Note 1)
------------------------------------------------------------------------------------------
   4,300      Global Payments, Inc.                                   $      151,403
   2,000      Icon PLC, ADR (Ireland)(a)                                      69,600
   7,100      Integrated Alarm Services Group, Inc.(a)                        65,746
   3,500      Kelly Services, Inc. (Class A Stock)                            89,810
   5,300      NDCHealth Corp.                                                106,053
   5,100      Republic Services, Inc.(a)                                     123,420
  10,700      Waste Management, Inc.                                         255,623
                                                                      --------------
                                                                           1,935,445
-------------------------------------------------------------------------------------
Communications Equipment  0.9%
  41,300      Cisco Systems, Inc.(a)                                         806,176
   7,800      Harris Corp.                                                   252,486
  17,700      Nokia Corp., ADR (Finland)                                     270,810
   8,600      Powerwave Technologies, Inc.(a)                                 66,220
  20,500      Stratex Networks, Inc.(a)                                       74,005
                                                                      --------------
                                                                           1,469,697
-------------------------------------------------------------------------------------
Computers & Peripherals  1.3%
   6,700      Cray, Inc.(a)                                                   74,169
  16,600      Dell, Inc.(a)                                                  559,088
  45,834      Hewlett-Packard Co.                                            970,306
   2,900      IBM Corp.                                                      235,625
   4,300      Merge Technologies, Inc.(a)                                     63,511
   9,000      Seagate Technology (Cayman Islands)                            196,200
                                                                      --------------
                                                                           2,098,899
-------------------------------------------------------------------------------------
Consumer Finance  0.7%
  20,100      American Express Co.                                           887,817
   4,200      SLM Corp.                                                      174,132
                                                                      --------------
                                                                           1,061,949
-------------------------------------------------------------------------------------
Containers & Packaging
     300      Temple-Inland, Inc.                                             13,917
-------------------------------------------------------------------------------------
Diversified Financials  1.5%
  13,600      AmeriCredit Corp.(a)                                           101,048
   3,700      Astoria Financial Corp.                                        104,118
   3,300      Bankrate, Inc.(a)                                               49,566

    10                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                             Value (Note 1)
------------------------------------------------------------------------------------------
  31,166      Citigroup, Inc.                                         $    1,396,237
   5,300      Eaton Vance Corp.                                              177,338
   2,500      eSPEED, Inc. (Class A Stock)(a)                                 46,600
   3,600      Jefferies Group, Inc.                                          213,732
   5,000      Raymond James Financial, Inc.                                  173,750
   3,500      Saxon Capital, Inc.(a)                                          60,690
     600      Student Loan Corp.                                              73,200
                                                                      --------------
                                                                           2,396,279
-------------------------------------------------------------------------------------
Diversified Manufacturing
   2,300      Applied Films Corp.(a)                                          57,178
-------------------------------------------------------------------------------------
Diversified Telecommunications  0.5%
  12,300      BellSouth Corp.                                                313,280
   4,900      SBC Communications, Inc.                                       114,464
   8,400      Verizon Communications, Inc.                                   292,824
                                                                      --------------
                                                                             720,568
-------------------------------------------------------------------------------------
Electric Utilities  0.6%
   2,600      Dominion Resources, Inc.                                       156,260
   4,400      DTE Energy Co.                                                 157,124
   5,200      FirstEnergy Corp.                                              179,348
   5,600      PG&E Corp.(a)                                                  120,120
   4,600      PNM Resources, Inc.                                            122,774
  11,200      TXU Corp.                                                      225,904
                                                                      --------------
                                                                             961,530
-------------------------------------------------------------------------------------
Electronic Equipment & Instruments  0.7%
  13,400      Agilent Technologies, Inc.(a)                                  291,182
   2,100      Analogic Corp.                                                 101,388
   7,000      FLIR Systems, Inc.(a)                                          189,700
  16,200      Sanmina-SCI Corp.(a)                                           128,628
  63,900      Solectron Corp.(a)                                             326,529
                                                                      --------------
                                                                           1,037,427
-------------------------------------------------------------------------------------
Energy Equipment & Services  1.8%
   7,600      Baker Hughes, Inc.                                             238,716
   3,950      Cal Dive International, Inc.(a)                                 78,210

    See Notes to Financial Statements                                     11

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                             Value (Note 1)
------------------------------------------------------------------------------------------
  18,400      ENSCO International, Inc.                               $      461,288
  22,300      GlobalSantaFe Corp.                                            496,175
  16,900      Halliburton Co.                                                374,672
   6,000      Nabors Industries (Bermuda)(a)                                 214,800
  17,200      Schlumberger Ltd. (Netherlands)                                775,204
   9,750      Superior Energy Services, Inc.(a)                               87,945
   8,000      Weatherford International, Ltd. (Bermuda)(a)                   290,160
                                                                      --------------
                                                                           3,017,170
-------------------------------------------------------------------------------------
Exchange Traded Funds  0.4%
   3,500      iShares Dow Jones US Basic Material Sector Index Fund          134,610
   8,900      iShares Russel 2000                                            457,727
                                                                      --------------
                                                                             592,337
-------------------------------------------------------------------------------------
Food Products  0.4%
  16,800      ConAgra Foods, Inc.                                            378,504
   8,700      Kraft Foods, Inc.                                              241,947
                                                                      --------------
                                                                             620,451
-------------------------------------------------------------------------------------
Food & Staples Retailing  0.6%
  12,200      Wal-Mart Stores, Inc.                                          682,102
   3,900      Whole Foods Market, Inc.(a)                                    198,806
                                                                      --------------
                                                                             880,908
-------------------------------------------------------------------------------------
Gas Utilities  0.2%
   6,300      Oneok, Inc.                                                    131,418
   6,000      Sempra Energy                                                  166,980
                                                                      --------------
                                                                             298,398
-------------------------------------------------------------------------------------
Health Care Equipment & Supplies  1.0%
   5,100      Boston Scientific Corp.(a)                                     322,473
   4,450      Conceptus, Inc.                                                 74,671
   6,300      Cooper Cos., Inc.                                              220,815
   2,800      Dade Behring Holdings, Inc.(a)                                  69,160
   4,300      Diagnostic Products Corp.                                      164,690
   2,600      EPIX Medical, Inc.(a)                                           48,984
   3,600      FEI Co.(a)                                                      79,920
   1,600      INAMED Corp.(a)                                                106,240
   6,100      Laserscope(a)                                                   61,915
   4,800      Medtronic, Inc.                                                247,200
   7,000      Osteotech, Inc.(a)                                              94,500

    12                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                             Value (Note 1)
------------------------------------------------------------------------------------------
   2,000      Ventana Medical Systems, Inc.(a)                        $       74,780
   2,150      Zoll Medical Corp.(a)                                           67,596
                                                                      --------------
                                                                           1,632,944
-------------------------------------------------------------------------------------
Health Care Providers & Services  0.8%
   6,300      Covance, Inc.(a)                                               130,410
   2,800      IMPAC Medical Systems, Inc.(a)                                  67,760
   4,100      Inveresk Research Group, Inc.(a)                                69,659
   3,500      LabOne, Inc.(a)                                                 78,575
   3,700      Lincare Holdings, Inc.(a)                                      134,680
   4,600      Pediatrix Medical Group, Inc.(a)                               187,358
   5,500      Per-Se Technologies, Inc.(a)                                    77,165
   7,700      Pharmaceutical Product Development, Inc.(a)                    192,885
   5,100      Quintiles Transnational Corp.(a)                                70,125
   7,100      Serologicals Corp. International(a)                            109,056
  12,100      Tenet Healthcare Corp.(a)                                      166,738
                                                                      --------------
                                                                           1,284,411
-------------------------------------------------------------------------------------
Home Building  0.3%
   8,700      D.R. Horton, Inc.                                              244,905
   5,900      Hovnanian Enterprises, Inc. (Class A Stock)(a)                 291,165
                                                                      --------------
                                                                             536,070
-------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure  1.2%
   5,200      Brinker International, Inc.(a)                                 182,000
   2,700      CEC Entertainment, Inc.(a)                                      94,905
   4,500      Chicago Pizza & Brewery, Inc.(a)                                49,545
   5,800      K2, Inc.(a)                                                     95,700
   6,100      Marriott International, Inc. (Class A Stock)                   250,710
  17,100      McDonald's Corp.                                               393,471
   2,550      Rare Hospitality International, Inc.(a)                         89,023
  10,500      Scientific Games Corp. (Class A Stock)(a)                       88,200
   3,300      Sonic Corp.(a)                                                  80,652
  17,500      Starbucks Corp.(a)                                             478,275
   5,800      WMS Industries, Inc.(a)                                        103,124
                                                                      --------------
                                                                           1,905,605
-------------------------------------------------------------------------------------
Household Durables  0.2%
   3,600      Harman International Industries, Inc.                          300,960
   1,800      Snap-On, Inc.                                                   50,976
                                                                      --------------
                                                                             351,936

    See Notes to Financial Statements                                     13

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                             Value (Note 1)
------------------------------------------------------------------------------------------
Household Products  0.5%
   2,000      Cost Plus, Inc.(a)                                      $       74,540
   3,300      Jarden Corp.(a)                                                 97,647
   7,800      Kimberly-Clark Corp.                                           377,520
   2,400      Procter & Gamble Co.                                           210,888
                                                                      --------------
                                                                             760,595
-------------------------------------------------------------------------------------
Industrial Conglomerates  0.4%
   3,400      3M Co.                                                         476,680
  10,500      Tyco International Ltd. (Bermuda)                              195,300
                                                                      --------------
                                                                             671,980
-------------------------------------------------------------------------------------
IT Services  0.2%
   5,500      First Data Corp.                                               207,680
   5,700      Paychex, Inc.                                                  185,421
                                                                      --------------
                                                                             393,101
-------------------------------------------------------------------------------------
Insurance  2.1%
   6,200      Allstate Corp.                                                 235,786
   7,062      American International Group, Inc.(a)                          453,380
   5,700      American Medical Security Group, Inc.                          113,772
   4,000      Commerce Group, Inc.                                           152,200
   8,100      Hartford Financial Services Group, Inc.                        422,739
   4,200      Infinity Property & Casualty Corp.                             110,418
   4,400      Loews Corp.                                                    202,400
   5,000      Philadelphia Consolidated Holding Corp.(a)                     201,700
   2,150      ProAssurance Corp.(a)                                           60,523
   2,800      Protective Life Corp.                                           81,592
   4,900      Scottish Annuity & Life Holdings Ltd. (Cayman
               Islands)                                                      111,965
  14,900      Travelers Property Casualty Corp. (Class A Stock)              241,380
  14,600      UnumProvident Corp.                                            198,268
   8,800      XL Capital Ltd. (Cayman Islands) (Class A Stock)               699,600
                                                                      --------------
                                                                           3,285,723
-------------------------------------------------------------------------------------
Internet & Catalog Retail  0.2%
   2,300      eBay, Inc.(a)                                                  246,560

    14                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                             Value (Note 1)
------------------------------------------------------------------------------------------
Internet Software & Services  0.4%
   8,100      Autobytel, Inc.(a)                                      $       53,298
   2,700      FindWhat.com(a)                                                 56,187
   5,900      InfoSpace, Inc.(a)                                              94,577
  15,800      Lionbridge Technologies, Inc.(a)                               109,494
   5,300      PC-Tel, Inc.(a)                                                 60,367
   4,400      RADWARE Ltd. (Israel)(a)                                        75,196
   2,200      United Online, Inc.(a)                                          68,926
   6,200      Yahoo!, Inc.(a)                                                193,006
                                                                      --------------
                                                                             711,051
-------------------------------------------------------------------------------------
Machinery  0.1%
   3,100      Navistar International Corp.(a)                                120,962
-------------------------------------------------------------------------------------
Media  2.0%
   9,500      AOL Time Warner, Inc.(a)                                       146,585
   5,500      Clear Channel Communications, Inc.                             225,225
   9,600      CNET Networks, Inc.(a)                                          70,080
   7,000      DoubleClick, Inc.(a)                                            78,540
  12,200      General Motors Corp. (Class H Stock)(a)                        167,506
   4,200      Knight-Ridder, Inc.                                            288,246
  31,100      Liberty Media Corp. (Class A Stock)(a)                         344,899
   5,200      New York Times Co. (Class A Stock)                             231,920
   2,700      Omnicom Group, Inc.                                            199,476
   3,800      Scholastic Corp.(a)                                            110,846
  15,900      Sinclair Broadcast Group, Inc. (Class A Stock)(a)              164,247
  11,400      Univision Communications, Inc. (Class A Stock)(a)              355,680
  16,440      Viacom, Inc. (Class B Stock)                                   715,469
                                                                      --------------
                                                                           3,098,719
-------------------------------------------------------------------------------------
Metals & Mining  0.2%
   5,700      Freeport-McMoRan Copper & Gold, Inc. (Class A Stock)           152,703
   4,200      Newmont Mining Corp.                                           151,620
                                                                      --------------
                                                                             304,323
-------------------------------------------------------------------------------------
Multiline Retail  0.7%
   6,500      Federated Department Stores, Inc.                              260,065

    See Notes to Financial Statements                                     15

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                             Value (Note 1)
------------------------------------------------------------------------------------------
   5,200      J.C. Penney Co., Inc. (Holding Co.)                     $       96,616
  12,300      Kohl's Corp.(a)                                                730,005
                                                                      --------------
                                                                           1,086,686
-------------------------------------------------------------------------------------
Office Electronics  0.2%
  35,300      Xerox Corp.(a)                                                 381,240
-------------------------------------------------------------------------------------
Oil & Gas  1.7%
   3,570      Apache Corp.                                                   221,197
   5,000      BJ Services Co.(a)                                             171,250
  12,400      Chesapeake Energy Corp.                                        118,668
   9,600      Exxon Mobil Corp.                                              341,568
  19,350      Grey Wolf, Inc.(a)                                              68,306
   6,800      Key Energy Services, Inc.(a)                                    63,308
  11,200      Occidental Petroleum Corp.                                     366,128
   6,900      Oil States International, Inc.(a)                               77,625
   4,900      Swift Energy Co.(a)                                             55,272
   4,544      Total SA, ADR (France)                                         334,438
   2,520      Total SA, (France) (Class B Stock)(a)                          373,838
   4,050      Unit Corp.(a)                                                   79,259
   5,300      Westport Resources Corp.(a)                                    109,975
   9,433      XTO Energy, Inc.                                               182,057
                                                                      --------------
                                                                           2,562,889
-------------------------------------------------------------------------------------
Paper & Forest Products  0.6%
  10,000      Boise Cascade Corp.                                            247,900
  11,100      Georgia-Pacific Corp.                                          242,535
  12,400      International Paper Co.                                        485,088
                                                                      --------------
                                                                             975,523
-------------------------------------------------------------------------------------
Personal Products  0.1%
   3,700      Avon Products, Inc.                                            230,843

    16                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                             Value (Note 1)
------------------------------------------------------------------------------------------
Pharmaceuticals  2.8%
  10,100      Abbott Laboratories                                     $      396,424
   4,600      Able Laboratories, Inc.(a)                                     112,700
   4,000      Allergan, Inc.                                                 321,920
   1,500      Angiotech Pharmaceuticals, Inc. (Canada)(a)                     66,375
   8,000      AstraZeneca PLC ADR (United Kingdom)                           321,760
   5,000      Atherogenics, Inc.(a)                                           72,500
   2,250      Barr Laboratories, Inc.(a)                                     151,988
   3,700      Bradley Pharmaceuticals, Inc.(a)                                69,190
  11,200      Bristol-Myers Squibb Co.                                       293,440
   3,700      Chattem, Inc.(a)                                                64,750
   3,200      CIMA Labs, Inc.(a)                                              92,160
   4,200      Collagenex Pharamaceuticals, Inc.(a)                            56,700
   3,150      Esperion Therapeutics, Inc.(a)                                  50,810
   6,600      Forest Laboratories, Inc.(a)                                   316,008
   5,300      Johnson & Johnson                                              274,487
   6,300      KV Pharmaceutical Co.(a)                                       181,251
   4,200      Ligand Pharmaceuticals, Inc. (Class B Stock)(a)                 53,886
   6,600      Merck & Co., Inc.                                              364,848
   1,200      Penwest Pharmaceuticals Co.(a)                                  27,804
  16,235      Pfizer, Inc.                                                   541,599
   7,000      Pozen, Inc.(a)                                                  91,700
   6,500      Teva Pharmaceutical Inds. Ltd. (Israel)                        372,710
   4,250      Vicuron Pharmaceuticals, Inc.(a)                                56,185
   3,700      Wyeth                                                          168,646
                                                                      --------------
                                                                           4,519,841
-------------------------------------------------------------------------------------
Real Estate Investment Trusts  0.1%
   1,500      Alexandria Real Estate Equities, Inc.                           68,625
   2,100      Entertainment Properties Trust                                  64,680
   1,800      SL Green Realty Corp.                                           64,458
                                                                      --------------
                                                                             197,763
-------------------------------------------------------------------------------------
Retail  0.7%
   3,400      Aaron Rents, Inc. (Class B Stock)                               97,070
  12,000      Casual Male Retail Group, Inc.(a)                               73,560
   8,300      CSK Auto Corp.(a)                                              122,840

    See Notes to Financial Statements                                     17

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                             Value (Note 1)
------------------------------------------------------------------------------------------
  11,175      Fred's, Inc.                                            $      327,204
   3,100      Guitar Center, Inc.(a)                                         104,470
   3,200      HOT Topic, Inc.(a)                                              92,480
   5,500      Kirkland's, Inc.(a)                                             84,425
   7,900      Movie Gallery, Inc.(a)                                         158,000
   2,600      Regis Corp.                                                     80,054
                                                                      --------------
                                                                           1,140,103
-------------------------------------------------------------------------------------
Road & Rail  0.2%
   4,500      Union Pacific Corp.                                            274,230
-------------------------------------------------------------------------------------
Schools
   2,600      Sylvan Learning Systems, Inc.(a)                                69,134
-------------------------------------------------------------------------------------
Semiconductor Equipment & Products  2.7%
   3,100      Actel Corp.(a)                                                  75,485
  79,800      Agere Systems, Inc. (Class B Stock)(a)                         211,470
   9,400      Altera Corp.(a)                                                180,856
   5,100      Analog Devices, Inc.(a)                                        193,545
  13,400      Applied Materials, Inc.(a)                                     261,300
   5,600      ASE Test Ltd. (Singapore)(a)                                    37,856
   3,100      DSP Group, Inc.(a)                                              81,313
   5,950      Exar Corp.(a)                                                   85,085
  24,200      Genus, Inc.(a)                                                  67,760
  30,100      Intel Corp.                                                    750,994
   7,500      KLA-Tencor Corp.(a)                                            387,375
  10,950      Kopin Corp.(a)                                                  82,563
  22,400      LogicVision, Inc.(a)                                            73,472
   5,650      Mykrolis Corp.(a)                                               69,891
   6,600      Novellus Systems, Inc.(a)                                      236,346
  14,400      PLX Technology, Inc.(a)                                         67,104
   2,950      Power Integrations, Inc.(a)                                     84,311
  13,100      STMicroelectronics NV, ADR (Switzerland)                       280,209
  26,300      Texas Instruments, Inc.                                        496,281
   3,250      Ultratech Stepper, Inc.(a)                                      75,563
   1,900      Varian Semiconductor Equipment Associates, Inc.(a)              63,175

    18                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                             Value (Note 1)
------------------------------------------------------------------------------------------
   4,200      White Electronic Designs Corp.(a)                       $       47,838
   4,100      Xicor, Inc.(a)                                                  36,039
   9,600      Xilinx, Inc.(a)                                                252,288
   3,850      Zoran Corp.(a)                                                 104,374
                                                                      --------------
                                                                           4,302,493
-------------------------------------------------------------------------------------
Software  1.3%
     200      ActivCard Corp.(a)                                               1,646
   2,600      Altiris, Inc.(a)                                                50,596
  13,900      Embarcadero Technologies, Inc.(a)                              113,424
   1,200      Intervideo, Inc.(a)                                             24,456
  40,500      Microsoft Corp.                                              1,069,200
   6,500      OPNET Technologies, Inc.(a)                                     74,295
   2,700      Synopsys, Inc.(a)                                              168,777
  11,200      Systeme, Anwedungen, Produkte AG, ADR (Germany)                328,720
  28,300      Tumbleweed Communications Corp.(a)                              74,712
   9,100      Verity, Inc.(a)                                                121,121
                                                                      --------------
                                                                           2,026,947
-------------------------------------------------------------------------------------
Specialty Retail  1.0%
  13,700      Bed Bath & Beyond, Inc.(a)                                     530,053
   3,300      CarMax, Inc.(a)                                                117,150
   5,100      Lowe's Companies, Inc.                                         242,556
  12,800      Tiffany & Co.                                                  439,808
  20,000      ToysR'Us, Inc.(a)                                              223,000
                                                                      --------------
                                                                           1,552,567
-------------------------------------------------------------------------------------
Telecommunications  0.1%
   6,600      Centillium Communications, Inc.(a)                              59,136
   4,000      Intrado, Inc.(a)                                                65,400
  19,021      Netia SA (Poland)(a)                                            17,542
     226      NTL, Inc.(a)                                                     9,449
                                                                      --------------
                                                                             151,527
-------------------------------------------------------------------------------------
Thrifts & Mortgage Finance
   1,000      Freddie Mac                                                     48,850

    See Notes to Financial Statements                                     19

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                             Value (Note 1)
------------------------------------------------------------------------------------------
Tobacco  0.4%
  11,100      Altria Group, Inc.                                      $      444,111
   5,900      Loews Corp. - Carolina Group                                   147,972
                                                                      --------------
                                                                             592,083
-------------------------------------------------------------------------------------
Transportation  0.2%
   2,600      Forward Air Corp.(a)                                            76,934
     800      Old Dominion Freight Line, Inc.(a)                              25,600
   4,100      Pacer International, Inc.(a)                                    80,073
   1,500      UTI Worldwide, Inc.                                             52,928
   1,800      Vitran Corp., Inc. (Canada) (Class A Stock)(a)                  14,418
                                                                      --------------
                                                                             249,953
-------------------------------------------------------------------------------------
Wireless Telecommunication Services  0.6%
  29,000      American Tower Corp. (Class A Stock)                           263,900
  37,900      Sprint Corp. (PCS Group)(a)                                    233,085
  20,300      Vodafone Group PLC (United Kingdom)                            385,294
   5,100      Wireless Facilities, Inc.(a)                                    61,608
                                                                      --------------
                                                                             943,887
                                                                      --------------
              Total common stocks                                         62,350,013
                                                                      --------------
PREFERRED STOCKS  0.7%
-------------------------------------------------------------------------------------
Automobiles
      50      Porsche AG (Germany)                                            20,429
-------------------------------------------------------------------------------------
Cable  0.4%
   1,020      CSC Holdings, Inc. 11.125%                                     106,080
   4,580      CSC Holdings, Inc. 11.75%                                      478,610
                                                                      --------------
                                                                             584,690
-------------------------------------------------------------------------------------
Media  0.3%
  20,700      The News Corp., Ltd., ADR (Australia)                          530,748
-------------------------------------------------------------------------------------
Publishing
     500      Primedia, Inc. 10.00%                                           47,750
-------------------------------------------------------------------------------------
Telecommunications
     350      McLeodUSA, Inc. 2.50%                                            1,687
                                                                      --------------
              Total preferred stocks                                       1,185,304
                                                                      --------------

    20                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
CORPORATE BONDS  19.7%
-------------------------------------------------------------------------------------
Aerospace & Defense  0.4%
B2              $       20       Alliant Techsystems, Inc.,Sr. Sub.
                                  Notes,
                                  8.50%, 5/15/11                      $         21,400
B1                     150       Aviall, Inc., Sr. Notes,
                                  7.625%, 7/1/11                               149,250
B1                     125       Esterline Technologies, Sr. Sub.
                                  Notes,
                                  7.75%, 6/15/13                               128,750
                                 K&F Industries, Inc.,
                                  Sr., Sub. Notes,
B3                     100       9.25%, 10/15/07                               103,750
                                 Sr. Sub. Notes, Ser. B,
B3                      50       9.625%, 12/15/10                               54,750
B1                     100       Sequa Corp., Sr. Notes,
                                  8.875%, 4/1/08                               104,250
                                                                      ----------------
                                                                               562,150
-------------------------------------------------------------------------------------
Airlines  0.3%
B1                     150       AMR Corp., Notes, MTN,
                                  10.55%, 3/12/21                               90,000
B3                      70       Continental Airlines, Inc., Notes,
                                  8.00%, 12/15/05                               62,650
                                 Delta Air Lines, Inc., Notes,
B3                      50       7.70%, 12/15/05                                45,000
B3                     125       7.90%, 12/15/09                                98,125
B3                      50       8.30%, 12/15/29                                34,000
B2                     100       Northwest Airlines, Inc., Notes,
                                  8.70%, 3/15/07                                75,000
                                                                      ----------------
                                                                               404,775
-------------------------------------------------------------------------------------
Aluminum  0.1%
B1                      95       Century Aluminum Co., Sr. Sec'd.
                                  Notes,
                                  11.75%, 4/15/08                               95,000

    See Notes to Financial Statements                                     21

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
Automotive Parts  0.3%
Ba2             $       75       American Axle & Manufacturing,
                                  Inc.,
                                  Sr. Sub. Notes,
                                  9.75%, 3/1/09                       $         80,719
Baa3                   125       ArvinMeritor, Inc., Notes,
                                  8.75%, 3/1/12                                128,749
B1                      50       Goodyear Tire & Rubber Co., Notes,
                                  7.857%, 8/15/11                               36,750
Ba1                     50       Lear Corp., Gtd.,
                                  7.96%, 5/15/05                                53,500
B1                      65       TRW Automotive, Inc., Sr. Notes,
                                  9.375%, 2/15/13                               70,850
B3                      85       United Components, Inc., Sr. Sub.
                                  Notes,
                                  9.375%, 6/15/13                               88,613
                                                                      ----------------
                                                                               459,181
-------------------------------------------------------------------------------------
Banks
B1                      30       Western Financial Bank, Sub. Cap.
                                  Debs.,
                                  8.875%, 8/1/07                                31,200
-------------------------------------------------------------------------------------
Building & Construction  0.3%
Ba2                    100       American Standard, Inc., Gtd.,
                                  7.375%, 4/15/05                              106,000
Ba1                    150       D.R. Horton, Inc., Sr. Notes,
                                  7.875%, 8/15/11                              158,250
Ba3                     65       KB Home, Sr. Sub. Notes,
                                  8.625%, 12/15/08                              71,175
B1                     160       Nortek Holdings, Inc., Sr. Sub.
                                  Notes, Ser. B,
                                  9.25%, 3/15/07                               164,000
                                                                      ----------------
                                                                               499,425
-------------------------------------------------------------------------------------
Cable  0.5%
NR                      50       Callahan Nordrhein Westfalen
                                  (Germany), Sr. Disc. Notes,
                                  Zero Coupon (until 7/15/05)
                                  16.00%, 7/15/10(b)                             1,500

    22                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
                                 Charter Communications Holdings,
                                  Sr. Disc. Notes,
Ca              $      420       Zero Coupon (until 5/15/06)
                                  11.75%, 5/15/11                     $        224,700
                                 Sr. Notes,
Ca                     245       10.00%, 5/15/11                               183,750
B3                      75       Coaxial Communications, Inc., Sr.
                                  Notes,
                                  10.00%, 8/15/06                               76,875
                                 CSC Holdings, Inc.,
                                 Debs.,
B1                      40       7.625%, 7/15/18                                37,000
                                 Sr. Sub. Debs.,
B2                      50       10.50%, 5/15/16                                53,250
B1                     120       DIRECTV Holdings/Finance, Sr.
                                  Notes,
                                  8.375%, 3/15/13                              132,600
B2                     150       Mediacom Broadband LLC, Gtd.,
                                  11.00%, 7/15/13                              162,000
                                                                      ----------------
                                                                               871,675
-------------------------------------------------------------------------------------
Chemicals  0.8%
                                 Equistar Chemical,
                                 Gtd.,
B1                       5       10.125%, 9/1/08                                 4,950
                                 Sr. Notes,
B1                      65       10.625%, 5/1/11                                64,350
Ba1                    150       Hercules, Inc., Debs.,
                                  6.60%, 8/1/27                                150,000
B2                     125       Huntsman Advanced Materials,
                                  Sec'd.,
                                  11.00%, 7/15/10                              132,500
Caa1                   255       Huntsman ICI Chemicals Inc., Gtd.
                                  Notes,
                                  10.125%, 7/1/09                              244,800
                                 IMC Global, Inc., Notes,
B2                      25       6.55%, 1/15/05                                 25,750
B2                      50       7.625%, 11/1/05                                52,750
B2                     100       ISP Chemco, Inc., Sr. Sub. Notes,
                                  10.25%, 7/1/11                               112,500

    See Notes to Financial Statements                                     23

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
B2              $      160       Lyondell Chemical Co., Sr. Sub.
                                  Notes,
                                  10.875%, 5/1/09                     $        147,200
Caa2                   160       OM Group, Inc., Sr. Sub. Notes,
                                  9.25%, 12/15/11                              156,800
Ba3                     25       Rhodia SA (France), Sr. Sub.,
                                  8.875%, 6/1/11                                23,875
B3                     100       Rockwood Specialties Corp.,
                                  Sr. Sub. Notes,
                                  10.625%, 5/15/11                             102,750
Ba3                     75       Westlake Chemical Corp., Sr.
                                  Notes,
                                  8.75%, 7/15/11                                74,625
                                                                      ----------------
                                                                             1,292,850
-------------------------------------------------------------------------------------
Commercial Services  0.6%
B3                     150       American Color Graphics, Notes,
                                  10.00%, 6/15/10                              152,250
B3                     200       Dex Media East LLC, Gtd.,
                                  12.125%, 11/15/12                            230,000
B2                      50       Iron Mountain, Inc., Gtd. Notes,
                                  8.625%, 4/1/13                                52,125
B1                     150       Moore North American Finance,
                                  Sr. Notes,
                                  7.875%, 1/15/11                              153,750
B2                     175       R.H. Donnelley Financial Corp.,
                                  Sr. Sub. Notes,
                                  10.875%, 12/15/12                            196,875
B2                     141       Vertis, Inc., Sec'd.,
                                  9.75%, 4/1/09                                145,583
                                                                      ----------------
                                                                               930,583
-----------------------------------------------------------------------------------
Computer Services  0.1%
                                 Unisys Corp., Sr. Notes,
Ba1                    100       7.25%, 1/15/05                                103,000
Ba1                     75       6.875%, 3/15/10                                75,375
                                                                      ----------------
                                                                               178,375

    24                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
Containers  0.7%
B2              $       50       Anchor Glass Container Corp.,
                                  Sec'd. Notes,
                                  11.00%, 2/15/13                     $         53,875
B3                      75       Berry Plastics, Sr. Sub. Notes,
                                  10.75%, 7/15/12                               82,125
B3                      75       BWAY Corp., Sr. Sub. Notes,
                                  10.00%, 10/15/10                              77,250
B1                     100       Crown Euro Holdings SA (France),
                                  Sec'd.,
                                  9.50%, 3/1/11                                104,000
Caa2                   235       Graham Packaging, Sr. Disc. Notes,
                                  Ser. B,
                                  10.75%, 1/15/09                              240,875
B2                     100       Greif Brothers Corp., Sr. Sub.
                                  Notes,
                                  8.875%, 8/1/12                               107,000
                                 Owens-Brockway Glass Containers,
                                  Sec'd.,
B1                     175       7.75%, 5/15/11                                176,750
B1                      30       8.75%, 11/15/12                                31,650
B1                     190       Silgan Holdings, Inc., Sr. Sub.
                                  Debs.,
                                  9.00%, 6/1/09                                196,413
                                 United States Can Corp.,
                                 Sec'd. Notes,
B3                      50       10.875%, 7/15/10                               49,625
                                 Sr. Sub. Notes,
Caa1                    20       12.375%, 10/1/10                               16,000
                                                                      ----------------
                                                                             1,135,563
-------------------------------------------------------------------------------------
Diversified Manufacturing  0.9%
B2                      85       Actuant Finance Corp., Sr. Sub.
                                  Notes,
                                  13.00%, 5/1/09                                99,450
Ba3                    100       Case New Holland, Inc., Sr. Notes,
                                  9.25%, 8/1/11                                 97,000
B3                     100       Columbus McKinnon Corp., Sec'd.,
                                  10.00%, 8/1/10                               102,000
Baa1                   100       Ford Motor Co., Notes,
                                  7.45%, 7/16/31                                85,399

    See Notes to Financial Statements                                     25

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
NR              $       75       Gentek, Inc., Gtd. Notes,
                                  11.00%, 8/1/09(b)                   $            450
B2                     150       Joy Global, Inc., Sr. Sub. Notes,
                                  8.75%, 3/15/12                               162,000
Caa1                   100       Motors & Gears, Inc., Sr. Notes,
                                  10.75%, 11/15/06                              87,500
B3                     100       Rexnord Corp., Gtd.,
                                  10.125%, 12/15/12                            109,500
B3                     150       TD Funding Corp., Sr. Sub. Notes,
                                  8.375%, 7/15/11                              152,625
                                 Terex Corp.,
                                  Gtd.,
B3                      75       8.875%, 4/1/08                                 76,500
                                 Gtd., Ser. B,
B3                      90       10.375%, 4/1/11                                97,200
                                 Sr. Sub. Notes,
B3                      30       9.25%, 7/15/11                                 31,650
B2                     125       The Manitowoc Co., Inc.,
                                  Sr. Sub. Notes,
                                  10.50%, 8/1/12                               133,750
                                 Tyco International Group SA,
                                  (Luxembourg),
                                  Gtd.,
Ba2                     25       6.125%, 11/1/08                                24,875
Ba2                     40       6.75%, 2/15/11                                 40,400
                                 Notes,
Ba2                    100       6.375%, 10/15/11                               99,000
                                                                      ----------------
                                                                             1,399,299
-------------------------------------------------------------------------------------
Electronics  0.2%
                                 Flextronics International Ltd.
                                  (Singapore),
Ba2                     20       9.875%, 7/1/10                                 22,800
                                 Sr. Sub. Notes,
Ba2                    155       6.50%, 5/15/13                                143,375
Ba3                    100       L-3 Communications Corp.,
                                  Sr. Sub. Notes,
                                  7.625%, 6/15/12                              105,000

    26                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
Ba2             $       65       Sanmina-SCI Corp., Gtd.,
                                  10.375%, 1/15/10                    $         73,125
                                                                      ----------------
                                                                               344,300
-------------------------------------------------------------------------------------
Financial Services  0.7%
A3                     200       Ford Motor Credit Corp.,
                                  2.04%, 3/8/04                                199,750
A2                   1,000       General Motors Acceptance Corp.,
                                  Notes,
                                  6.875%, 9/15/11                              976,967
                                                                      ----------------
                                                                             1,176,717
-------------------------------------------------------------------------------------
Food & Beverages  0.4%
B3                      40       Agrilink Foods, Inc., Sr. Sub.
                                  Notes,
                                  11.875%, 11/1/08                              42,650
B2                     125       Del Monte Corp., Sr. Sub. Notes,
                                  8.625%, 12/15/12                             130,000
Ba3                     75       Dimon, Inc., Sr. Notes,
                                  9.625%, 10/15/11                              81,750
                                 Dole Foods Co., Sr. Notes,
B2                      50       8.625%, 5/1/09                                 51,500
B2                      50       8.875%, 3/15/11                                51,500
B3                      35       Great Atlantic & Pacific Tea,
                                  Inc., Notes,
                                  7.75%, 4/15/07                                31,850
B2                     150       Merisant Co., Sr. Sub. Notes,
                                  9.50%, 7/15/13                               154,125
B2                      75       National Beef Packaging, Sr.
                                  Notes,
                                  10.50%, 8/1/11                                75,000
Ba2                     85       Smithfield Foods, Inc., Sr. Notes,
                                  8.00%, 10/15/09                               89,250
                                                                      ----------------
                                                                               707,625
-------------------------------------------------------------------------------------
Gaming  1.0%
B2                      20       Argosy Gaming Co., Sr. Sub. Notes,
                                  9.00%, 9/1/11                                 21,300

    See Notes to Financial Statements                                     27

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
B1              $       50       Boyd Gaming Corp., Sr. Sub. Notes,
                                  8.75%, 4/15/12                      $         53,625
                                 Circus Circus Enterprise, Inc.,
                                 Debs.,
Ba2                    100       6.70%, 11/15/96                               100,875
                                 Notes,
Ba2                    100       6.45%, 2/1/06                                 103,000
Ba2                     75       Coast Hotels & Casinos, Inc.,
                                  Sr. Sub. Notes,
                                  9.50%, 4/1/09                                 78,938
Ba2                     50       Mandalay Resort Group, Sr. Notes,
                                  6.50%, 7/31/09                                49,375
Ba2                    380       MGM Mirage, Inc., Gtd. Notes,
                                  9.75%, 6/1/07                                416,100
                                 Mohegan Tribal Gaming Authority,
                                  Sr. Sub. Notes,
Ba3                     50       6.375%, 7/15/09                                49,125
Ba3                     25       8.00%, 4/1/12                                  26,750
                                 Park Place Entertainment Corp.,
                                  Sr. Notes,
Ba2                    190       7.50%, 9/1/09                                 202,825
                                 Sr. Sub. Notes,
Ba2                     20       9.375%, 2/15/07                                21,850
Ba2                     20       8.875%, 9/15/08                                21,850
Ba2                     10       8.125%, 5/15/11                                10,850
B2                     110       Station Casinos, Inc., Sr. Sub.
                                  Notes,
                                  9.875%, 7/1/10                               119,625
B3                     210       Venetian Casino Resort LLC,
                                  Sec'd Mtge.,
                                  11.00%, 6/15/10                              232,050
B3                     125       Wynn Las Vegas LLC,
                                  12.00%, 11/1/10                              140,000
                                                                      ----------------
                                                                             1,648,138
-------------------------------------------------------------------------------------
Health Care  1.3%
B3                      50       Alaris Medical, Inc., Sr. Sub.
                                  Notes,
                                  7.25%, 7/1/11                                 50,250

    28                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
B3              $       50       Alliance Imaging, Sr. Sub. Notes,
                                  10.375%, 4/15/11                    $         49,750
B3                      45       Concentra Operating Corp.,
                                  Sr. Sub. Notes, Ser. B,
                                  13.00%, 8/15/09                               49,500
Ba3                    150       Coventry Health Care, Inc., Sr.
                                  Notes,
                                  8.125%, 2/15/12                              163,500
Ba2                    200       Fresenius Med. Care Cap. Trust,
                                  Gtd. Notes,
                                  7.875%, 2/1/08                               212,000
B3                      10       Hanger Orthopedic Group,
                                  Sr. Sub. Notes,
                                  11.25%, 6/15/09                               10,800
                                 HCA, Inc.,
                                  Debs.,
Ba1                    230       7.50%, 12/15/23                               214,368
                                 Notes, FRN,
Ba1                    125       7.125%, 6/1/06                                132,876
                                 Notes, MTN,
Ba1                     60       9.00%, 12/15/14                                66,688
                                 Healthsouth Corp., Sr. Notes,
Caa2                    25       6.875%, 6/15/05(b)                             21,250
Caa2                   100       8.50%, 2/1/08(b)                               84,000
Caa2                   130       Magellan Health Services, Inc.,
                                  Sr. Sub. Notes,
                                  9.375%, 11/15/07                             130,650
B3                     160       Medquest, Inc., Gtd., Ser. B,
                                  11.875%, 8/15/12                             163,200
Ba2                     50       Omnicare, Inc., Sr. Sub. Notes,
                                  6.125%, 6/1/13                                47,250
B2                      45       Resources-Care, Inc., Sr. Notes,
                                  10.625%, 11/15/08                             42,750
B2                      45       Rotech Healthcare, Inc., Gtd.,
                                  9.50%, 4/1/12                                 46,800
                                 Select Medical Corp., Sr. Sub.
                                  Notes,
B2                      55       9.50%, 6/15/09                                 59,125
B2                     100       7.50%, 8/1/13                                  99,000

    See Notes to Financial Statements                                     29

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
                                 Tenet Healthcare Corp., Sr. Notes,
B1              $       50       6.375%, 12/1/11                      $         45,375
B1                      60       6.50%, 6/1/12                                  54,600
                                 Triad Hospitals, Inc., Sr. Sub.
                                  Notes,
Ba1                    195       8.75%, 5/1/09                                 207,675
Ba1                     50       11.00%, 5/15/09                                54,500
                                                                      ----------------
                                                                             2,005,907
-----------------------------------------------------------------------------------
Hotels  0.4%
B2                      65       Extended Stay America, Inc.,
                                  Sr. Sub. Notes,
                                  9.875%, 6/15/11                               69,225
Ba1                     25       Hilton Hotels Corp., Notes,
                                  7.625%, 12/1/12                               26,250
Ba3                    185       HMH Properties, Inc., Sr. Notes,
                                  Ser. B,
                                  7.875%, 8/1/08                               184,538
Ba1                    100       ITT Corp., Notes,
                                  6.75%, 11/15/05                              103,500
Ba3                    100       La Quinta Properties, Inc., Sr.
                                  Notes,
                                  8.875%, 3/15/11                              104,500
                                 Starwood Hotels & Resorts
                                  Worldwide, Inc.,
                                  Notes,
Ba1                    115       7.375%, 11/15/15                              116,150
                                 Gtd.,
Ba1                    100       7.375%, 5/1/07                                103,500
                                                                      ----------------
                                                                               707,663
-------------------------------------------------------------------------------------
Industrials  0.1%
Caa1                   100       International Wire Group, Inc.,
                                  Sr. Sub. Notes,
                                  11.75%, 6/1/05                                61,000
B2                     115       United Rentals, Inc., Gtd. Notes,
                                  9.50%, 6/1/08                                112,700
                                                                      ----------------
                                                                               173,700

    30                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
Media  1.2%
B1              $      125       Alliance Atlantis Communications,
                                  Inc. (Canada), Sr. Sub. Notes,
                                  13.00%, 12/15/09                    $        141,250
B2                      30       American Media Operation, Inc.,
                                  Gtd. Notes, Ser. B,
                                  10.25%, 5/1/09                                31,875
                                 Canwest Media, Inc. (Canada),
                                  Sr. Notes,
B1                      50       7.625%, 4/15/13                                51,500
                                 Sr. Sub. Notes,
B2                      75       10.625%, 5/15/11                               83,625
                                 Echostar DBS Corp., Sr. Notes,
Ba3                    120       10.375%, 10/1/07                              130,500
Ba3                    290       9.125%, 1/15/09                               318,275
Ba3                    100       Entercom Radio LLC, Gtd. Notes,
                                  7.625%, 3/1/14                               105,000
B3                      50       Gray Communications Systems, Inc.,
                                  Sr. Sub Notes,
                                  9.25%, 12/15/11                               53,750
Ba3                     50       Morris Publishing, Sr. Sub. Notes,
                                  7.00%, 8/1/13                                 49,564
B3                     125       Paxson Communications Corp.,
                                  Sr. Sub. Notes,
                                  10.75%, 7/15/08                              127,500
B3                      50       Primedia Inc.,
                                  8.875%, 5/15/11                               51,125
                                 Quebecor Media Inc. (Canada),
                                  Sr. Disc. Notes,
B2                      50       11.125%, 7/15/11                               56,500
                                 Sr. Disc. Notes, Zero Coupon,
                                  (until 7/15/06),
B2                     100       13.75%, 7/15/11                                81,500
B2                     175       Sinclair Broadcast Group, Inc.,
                                  Gtd. Notes,
                                  8.00%, 3/15/12                               179,375
Ba3                    150       Sun Media Corp. (Canada), Gtd.,
                                  7.625%, 2/15/13                              156,000

    See Notes to Financial Statements                                     31

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
B1              $      225       Susquehanna Media Co., Sr. Sub.
                                  Notes,
                                  7.375%, 4/15/13                     $        228,375
B1                      50       Vivendi Universal, SA (France),
                                  Sr. Notes,
                                  6.25%, 7/15/08                                48,813
                                                                      ----------------
                                                                             1,894,527
-------------------------------------------------------------------------------------
Mining  0.1%
Ba2                    100       Arch Western Finance, Sr. Notes,
                                  6.75%, 7/1/13                                 98,500
Ba3                    100       Peabody Energy Corp., Sr. Notes,
                                  6.875%, 3/15/13                              100,500
                                                                      ----------------
                                                                               199,000
-------------------------------------------------------------------------------------
Miscellaneous Services  0.3%
B2                     100       Coinmach Corp., Sr. Notes,
                                  9.00%, 2/1/10                                104,500
B1                     175       Service Corp. International,
                                  Notes,
                                  6.50%, 3/15/08                               169,750
B2                     150       Worldspan LP, Sr. Notes,
                                  9.625%, 6/15/11                              156,000
                                                                      ----------------
                                                                               430,250
-------------------------------------------------------------------------------------
Office Equipment & Supplies  0.2%
B1                      95       Xerox Capital Europe PLC
                                  (United Kingdom), Gtd. Notes,
                                  5.875%, 5/15/04                               95,475
B1                     250       Xerox Corp., Sr. Notes,
                                  7.125%, 6/15/10                              238,125
                                                                      ----------------
                                                                               333,600
-------------------------------------------------------------------------------------
Oil & Gas  2.3%
B2                      75       AmeriGas Partners LP,
                                  Sr. Notes, Ser. B,
                                  8.875%, 5/20/11                               81,375
Ba3                    150       Chesapeake Energy Corp., Gtd.,
                                  8.375%, 11/1/08                              158,250
Caa1                    25       El Paso Corp., Sr. Notes,
                                  7.00%, 5/15/11                                19,750

    32                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
B1              $       15       El Paso Energy Partners LP,
                                  Sr. Sub. Notes,
                                  8.50%, 6/1/11                       $         15,825
B2                     300       EL Paso Production Holdings, Gtd.,
                                  7.75%, 6/1/13                                275,249
NR                      40       Eott Energy Partners LP, Gtd.
                                  Notes,
                                  11.00%, 10/1/09(b)                            40,300
B2                      40       Ferrellgas Partners LP, Notes,
                                  8.75%, 6/15/12                                43,400
Ba3                    250       Forest Oil Corp., Sr. Notes,
                                  8.00%, 6/15/08                               259,999
Caa1                   135       Gemstone Investors Ltd., Gtd.,
                                  7.71%, 10/31/04                              130,613
                                 Gulfterra Energy Partners LP,
                                  Gtd.,
B1                      25       10.625%, 12/1/12                               28,625
                                 Sr. Notes,
Ba3                    125       6.25%, 6/1/10                                 120,625
                                 Hanover Equipment Trust 01,
                                  Sec'd.,
                                  Ser A,
B2                      45       8.50%, 9/1/08                                  47,025
                                 Ser. B,
B2                      40       8.75%, 9/1/11                                  41,800
B2                      25       Houston Exploration Co., Sr. Sub.
                                  Notes,
                                  7.00%, 6/15/13                                24,875
B1                      25       Leviathan Gas Pipeline LP,
                                  Sr. Sub Notes,
                                  10.375%, 6/1/09                               27,313
B2                      65       Magnum Hunter Resources, Inc.,
                                  Gtd.,
                                  9.60%, 3/15/12                                69,550
Ba3                    250       Newfield Exploration Co., Sr. Sub.
                                  Notes,
                                  8.375%, 8/15/12                              269,999
Ba1                    150       Parker & Parsley Petroleum Co.,
                                  Sr. Notes,
                                  8.25%, 8/15/07                               168,188
B1                      35       Parker Drilling Co., Gtd., Ser. D,
                                  9.75%, 11/15/06                               35,700

    See Notes to Financial Statements                                     33

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
Baa1            $      250       Petroleos Mexicanos Project Fdg.
                                  Master Tr., Gtd.,
                                  7.375%, 12/15/14                    $        258,125
Ba2                     20       Plains All American Pipeline LP,
                                  Gtd.,
                                  7.75%, 10/15/12                               21,950
Ba3                     75       Premcor Refining Group, Sr. Notes,
                                  9.50%, 2/1/13                                 81,000
Ba2                    150       SEMCO Energy, Inc., Sr. Notes,
                                  7.125%, 5/15/08                              150,563
B1                      50       Southern Natural Gas, Notes,
                                  8.875%, 3/15/10                               51,500
B2                     240       Stone Energy Corp., Sr. Sub.
                                  Notes,
                                  8.25%, 12/15/11                              252,600
                                 Tennessee Gas Pipeline, Debs.,
B1                     110       7.00%, 3/15/27                                107,250
B1                      50       7.00%, 10/15/28                                43,500
B1                     125       7.625%, 4/1/37                                113,750
Ba3                     10       Tesoro Petroleum Corp., Sec'd.,
                                  8.00%, 4/15/08                                10,200
                                 The Williams Companies, Inc.,
B3                     150       7.125%, 9/1/11                                138,000
                                 Notes,
B3                     170       9.25%, 3/15/04                                172,125
B3                      45       8.125%, 3/15/12                                43,200
                                 Sr. Notes,
B3                      50       8.625%, 6/1/10                                 49,875
B3                      50       TransMontaigne, Inc., Sr. Sub.
                                  Notes,
                                  9.125%, 6/1/10                                51,500
B1                     155       Vintage Petroleum, Inc., Sr. Sub.
                                  Notes,
                                  9.75%, 6/30/09                               164,300
Ba3                    125       Westport Resources Corp., Gtd.,
                                  8.25%, 11/1/11                               133,125
                                                                      ----------------
                                                                             3,701,024
-------------------------------------------------------------------------------------
Paper & Packaging  0.6%
Ba1                    135       Cascades, Inc. (Canada), Sr.
                                  Notes,
                                  7.25%, 2/15/13                               132,300

    34                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
Ba2             $      100       Fort James Corp., Sr. Notes,
                                  6.625%, 9/15/04                     $        100,000
                                 Georgia-Pacific Corp.,
                                  Debs.,
Ba3                     50       8.125%, 6/15/23                                43,750
                                 Notes,
Ba3                     35       8.125%, 5/15/11                                34,475
Ba2                    150       9.375%, 2/1/13                                159,000
B2                     100       Jefferson Smurfit Corp., Sr.
                                  Notes,
                                  7.50%, 6/1/13                                 98,500
B3                      25       Riverwood International Corp., Sr.
                                  Notes,
                                  10.625%, 8/1/07                               25,875
B2                      50       Smurfit-Stone Container, Gtd.,
                                  8.25%, 10/1/12                                50,500
B2                     150       Stone Container Corp., Sr. Notes,
                                  8.375%, 7/1/12                               151,500
B2                     145       Stone Container Fin-Can (Canada),
                                  Gtd.,
                                  11.50%, 8/15/06                              153,700
                                                                      ----------------
                                                                               949,600
-------------------------------------------------------------------------------------
Real Estate Investment Trusts  0.6%
Ba3                    350       Felcor Suites LP, Gtd. Sr. Notes,
                                  7.375%, 10/1/04                              355,250
Ba3                    125       Host Marriott LP, Sr. Notes, Ser.
                                  H,
                                  9.50%, 1/15/07                               132,500
Ba2                    300       Senior Housing Properties Trust,
                                  Sr. Notes,
                                  8.625%, 1/15/12                              316,500
                                 Ventas Realty LP,
                                  Gtd. Notes,
Ba3                     40       8.75%, 5/1/09                                  43,000
                                 Sr. Notes,
Ba3                     35       9.00%, 5/1/12                                  37,975
                                                                      ----------------
                                                                               885,225
-------------------------------------------------------------------------------------
Recreation  0.4%
B1                     150       Intrawest Corp., Sr. Notes,
                                  10.50%, 2/1/10                               162,375

    See Notes to Financial Statements                                     35

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
B2              $       25       Premier Parks, Sr. Notes,
                                  9.75%, 6/15/07                      $         23,688
B2                     125       Regal Cinemas Corp., Sr. Sub.
                                  Notes,
                                  9.375%, 2/1/12                               138,125
                                 Royal Caribbean Cruises Ltd.
                                  (Liberia), Notes,
Ba2                     30       8.125%, 7/28/04                                31,050
                                 Sr. Notes,
Ba2                    125       8.00%, 5/15/10                                129,063
B2                     165       Sun International Hotels Ltd.,
                                  Sr. Sub. Notes,
                                  8.875%, 8/15/11                              177,374
                                                                      ----------------
                                                                               661,675
-------------------------------------------------------------------------------------
Restaurants  0.3%
B3                      60       Carrols Corp., Sr. Sub. Notes,
                                  9.50%, 12/1/08                                58,200
B3                      25       Dominos, Inc., Sr. Sub. Notes,
                                  8.25%, 7/1/11                                 26,125
Ba1                    350       Tricon Global Restaurants, Inc.,
                                  Sr. Notes,
                                  8.875%, 4/15/11                              393,750
                                                                      ----------------
                                                                               478,075
-------------------------------------------------------------------------------------
Retail  0.5%
B1                      25       Ahold Finance USA, Inc., Notes,
                                  8.25%, 7/15/10                                24,625
Ba2                     15       AutoNation, Inc., Sr. Notes,
                                  9.00%, 8/1/08                                 16,500
Ba1                    165       Delhaize America, Inc., Gtd.
                                  Notes,
                                  8.125%, 4/15/11                              171,188
Ba3                     15       Dillards, Inc., Notes,
                                  6.43%, 8/1/04                                 15,075
Ba3                    225       JC Penney Co., Inc., Debs.,
                                  7.40%, 4/1/37                                229,499
                                 Rite Aid Corp.,
                                  Debs.,
Caa2                    25       6.875%, 8/15/13                                21,375
Caa2                    10       7.70%, 2/15/27                                  8,000

    36                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
                                 Sec'd.,
B2              $      150       8.125%, 5/1/10                       $        153,000
B1                     145       Saks, Inc., Notes,
                                  7.375%, 2/15/19                              134,850
Ba2                     30       Winn Dixie Stores, Inc., Sr.
                                  Notes,
                                  8.875%, 4/1/08                                31,725
                                                                      ----------------
                                                                               805,837
-------------------------------------------------------------------------------------
Schools  0.1%
B3                      80       Kindercare Learning Center, Inc.,
                                  Sub. Notes,
                                  9.50%, 2/15/09                                81,800
-------------------------------------------------------------------------------------
Semiconductors  0.1%
B1                      50       Amkor Technologies, Inc., Sr.
                                  Notes,
                                  7.75%, 5/15/13                                48,125
Caa1                    40       ON Semiconductor Corp., Gtd.,
                                  13.0%, 5/15/08                                41,200
                                                                      ----------------
                                                                                89,325
-------------------------------------------------------------------------------------
Steel & Metals  0.2%
                                 AK Steel Corp.,
                                  Gtd.,
B2                      15       7.875%, 2/15/09                                11,175
                                 Sr. Notes,
B2                     155       7.75%, 6/15/12                                111,600
B2                     100       Euramax International PLC,
                                  Sr. Sub. Notes,
                                  8.50%, 8/15/11                                99,625
B3                      30       UCAR Finance, Inc., Gtd. Notes,
                                  10.25%, 2/15/12                               31,350
                                                                      ----------------
                                                                               253,750
-------------------------------------------------------------------------------------
Telecommunications  1.3%
B2                     110       ACC Escrow Corp., Sr. Notes,
                                  10.00%, 8/1/11                               110,550
Baa2                   250       AT&T Corp., Sr. Notes,
                                  8.00%, 11/15/31                              264,419

    See Notes to Financial Statements                                     37

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
B3              $       80       Crown Castle International Corp.,
                                  Sr. Notes,
                                  10.75%, 8/1/11                      $         87,600
B3                      10       Dobson Communications Corp.,
                                  Sr. Notes,
                                  10.875%, 7/1/10                               10,500
B1                     150       Eircom Funding (Ireland), Sr. Sub.
                                  Notes,
                                  8.25%, 8/15/13                               153,000
Caa1                    75       Lucent Technologies, Inc., Notes,
                                  5.50%, 11/15/08                               60,750
                                 Nextel Communications, Sr. Notes,
B3                      95       9.375%, 11/15/09                              100,700
B2                     200       7.375%, 8/1/15                                195,000
Caa2                   100       Qwest Capital Funding, Inc., Gtd.
                                  Notes,
                                  7.25%, 2/15/11                                74,000
CCC(Pound)             162       Qwest Services Corp., Notes,
                                  13.50%, 12/15/10                             174,150
Ba3                     35       Rogers Wireless, Inc. (Canada),
                                  Sr. Sec'd. Notes,
                                  9.625%, 5/1/11                                39,900
Ba1                    125       Telus Corp. (Canada), Notes,
                                  8.00%, 6/1/11                                139,683
Baa2                   128       Tritel PCS, Inc., Gtd.,
                                  10.375%, 1/15/11                             156,640
B2                     175       Triton PCS, Inc., Sr. Notes,
                                  8.50%, 6/1/13                                182,000
                                 U.S. West Communications.,
                                  Debs.,
Ba3                    250       6.875%, 9/15/33                               207,500
                                 Notes,
Ba3                     40       7.20%, 11/1/04                                 39,900
A3                      85       Verizon Wireless Capital, Notes,
                                  5.375%, 12/15/06                              90,874
                                                                      ----------------
                                                                             2,087,166
-------------------------------------------------------------------------------------
Transportation  0.2%
Ba2                    100       Offshore Logistic, Gtd.,
                                  6.125%, 6/15/13                               95,000

    38                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
Ba3             $      150       Stena AB (Sweden), Sr. Notes,
                                  8.75%, 6/15/07                      $        154,500
                                                                      ----------------
                                                                               249,500
-------------------------------------------------------------------------------------
Utilities  1.8%
                                 AES Corp.,
                                  Sec'd.,
B2                     145       8.75%, 5/15/13                                142,463
                                 Sr., Notes,
B2                     275       9.375%, 9/15/10                               261,249
Caa2                    50       AES Drax Holdings, Ltd. (Cayman
                                  Islands), Sr. Sec'd. Notes,
                                  10.41%, 12/31/20                              34,750
Ba1                    139       AES Eastern Energy,
                                  9.00%, 1/2/17                                146,901
                                 Calpine Corp.,
                                  Sec'd.,
NR                      75       8.75%, 7/15/13                                 67,688
                                 Sr. Notes,
B1                      50       8.75%, 7/15/07                                 39,000
B1                     300       8.50%, 2/15/11                                217,499
                                 Cogentrix Energy, Inc., Sr. Notes,
B1                      30       8.10%, 3/15/04                                 26,625
B1                      45       8.75%, 10/15/08                                38,700
B2                      75       Edison Mission Energy, Sr. Notes,
                                  7.73%, 6/15/09                                56,250
                                 El Paso Corp.,
                                  Notes,
Caa1                    90       7.125%, 5/6/09                                 87,858
                                 Sr. Notes,
Caa1                   150       7.75%, 1/15/32                                105,750
Ba3                    175       Empresa Nacional de Eletricidad SA
                                  (Chile), Notes,
                                  8.35%, 8/1/13                                173,138
Baa3                   300       Entergy Gulf States, 1st Mortgage,
                                  FRN,
                                  1.96%, 6/18/07                               299,708

    See Notes to Financial Statements                                     39

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
Ba2             $      100       Homer City Funding LLC, Gtd.,
                                  8.137%, 10/1/19                     $         97,500
                                 Midland Funding Corp.,
                                  Debs.,
Ba3                     75       13.25%, 7/23/06                                87,750
                                 Sr. Sec'd. Notes, Ser. A,
Ba3                    229       11.75%, 7/23/05                               247,439
                                 Mirant Americas Generation LLC,
Caa3                    45       7.625%, 5/1/06(b)                              32,850
Caa3                    20       7.20%, 10/1/08(b)                              14,500
Ba3                     13       Mirant Mid-Atlantic LLC,
                                  8.625%, 6/30/12                               13,100
B3                      50       Orion Power Holdings, Inc., Sr.
                                  Notes,
                                  12.00%, 5/1/10                                57,000
                                 Reliant Energy-Mid Atlantic,
                                  Ser. B,
B1                      66       9.237%, 7/2/17                                 67,590
                                 Ser. C,
B3                     100       9.681%, 7/2/26                                 96,250
Ba1                    175       TECO Energy, Inc., Sr. Notes,
                                  7.50%, 6/15/10                               170,625
Ba3                     75       TNP Enterprises, Inc., Sr. Sub.
                                  Notes,
                                  10.25%, 4/1/10                                69,000
Caa1                    25       Utilicorp United, Inc., Sr. Notes,
                                  9.95%, 2/1/11                                 23,000
                                 Western Resources, Inc., Notes,
Ba2                     30       6.25%, 8/15/03                                 29,925
Ba1                    130       7.875%, 5/1/07                                140,238
                                                                      ----------------
                                                                             2,844,346
-------------------------------------------------------------------------------------
Waste Management  0.4%
                                 Allied Waste of North America,
                                  Inc.,
                                  Sr. Notes,
Ba3                    320       8.50%, 12/1/08                                337,600
Ba3                    150       7.875%, 1/1/09                                151,875
Ba3                     75       7.875%, 4/15/13                                76,500
                                                                      ----------------
                                                                               565,975
                                                                      ----------------
                                 Total corporate bonds                      31,134,801
                                                                      ----------------

    40                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
CONVERTIBLE BONDS  0.2%
-------------------------------------------------------------------------------------
Electronic Equipment & Instruments  0.2%
Ba3             $      250       Solectron Corp.,
                                  Zero Coupon, 11/20/20               $        139,375
                                 Tyco International Group, SA,
Ba2                     75       2.75%, 1/15/18                                 77,906
Ba2                     25       3.125%, 1/15/23                                26,281
                                                                      ----------------
                                                                               243,562
-------------------------------------------------------------------------------------
Telecommunications
B3                      95       Nortel Networks Corp.
                                  4.25%, 9/1/08                                 79,444
                                                                      ----------------
                                 Total convertible bonds                       323,006
                                                                      ----------------
MORTGAGE-RELATED SECURITIES  1.6%
Aaa                     89       Bear Stearns Mortgage Securities.,
                                  Inc., Ser. 1997-7, Class A-9,
                                  7.00%, 2/25/28                                88,588
AAA(Pound)             609       Deutsche Mortgage Securities,
                                  Inc.,
                                  Ser. 2002-1, Class A-12,
                                  5.75%, 1/25/33                               619,924
AAA(Pound)             169       Mellon Residential Funding Corp.,
                                  Ser. 199, Class A-3,
                                  6.09%, 7/25/29                               169,467
Aaa                    259       Nationslink Funding Corp., Ser.
                                  1999-SI, Class A-3,
                                  6.58%, 11/10/30                              261,579
                                 PNC Mortgage Securities Corp.,
                                  Ser. 1995-2, Class A-4,
Aa1                     35       6.75%, 6/25/16                                 34,890
                                 Ser. 1999-9, Class 3 A-3,
AAA(Pound)             307       7.25%, 10/25/29                               311,552
NR                     631       Vendee Mortgage Trust, Ser.
                                  2000-1, Class 1A,
                                  6.82%, 1/15/30                               676,330

    See Notes to Financial Statements                                     41

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
                                 Washington Mutual,
                                  Ser. 1999-WM1 Class M1,
NR              $      160       6.55%, 10/19/39                      $        158,925
                                 Ser. 2002-S2, Class 3A-1,
Aaa                    132       6.00%, 3/25/17                                135,549
                                                                      ----------------
                                 Total mortgage-related securities           2,456,804
                                                                      ----------------
MUNICIPAL BONDS  2.2%
A3                     500       California State, Antic Wts. Rev.,
                                  Ser. A,
                                  2.00%, 6/16/04                               501,280
Aaa                    400       Chicago Illinois, Project &
                                  Refunding,
                                  Ser. A,
                                  5.00%, 1/1/41                                377,444
Aa2                    400       Florida St. Brd. of Ed.,
                                  5.00%, 6/1/32                                392,780
Aaa                    200       Georgia State Rd. & Twy. Auth.
                                  Rev.,
                                  5.00%, 3/1/21                                202,356
Baa2                   250       Golden State Tobacco Settlement
                                  Rev.,
                                  6.25%, 6/1/33                                214,245
Aa2                    500       Long Island College Hosp., Rev.,
                                  FHA Mtge., Ser. B,
                                  8.90%, 8/15/30                               558,159
Aaa                    250       Massachusetts St. Water Res.
                                  Auth.,
                                  Ser. J,
                                  5.00%, 8/1/32                                243,283
Baa2                   250       New Jersey, Tobacco Settlement
                                  Fing. Corp.,
                                  6.375%, 6/1/32                               217,433
Aaa                    400       San Antonio Water Rev.,
                                  5.00%, 5/15/25                               391,144
Aaa                    400       South Carolina St. Hwy., Series B,
                                  5.00%, 4/1/17                                413,316
                                                                      ----------------
                                 Total municipal bonds                       3,511,440
                                                                      ----------------

    42                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY AND SECURITIES  30.0%
                                 Federal Home Loan Mortgage
                                  Corporation,
                $      462       5.00%, 9/15/16(d)                    $        474,425
                       558       10.00%, 5/15/20(d)                            558,221
                       855       6.00%, 9/1/22(d)                              865,594
                        43       3.514%, 8/1/23(d)                              43,546
                       904       6.50%, 8/1/32(d)                              927,588
                                 Federal National Mortgage
                                  Association,
                    13,917       6.50%, 9/1/05 - 5/1/33(d)                  14,296,972
                       409       5.00%, 4/1/14                                 408,453
                     2,050       5.00%, TBA                                  1,951,990
                     3,807       6.00%, 5/1/16 - 12/1/17(d)                  3,937,840
                     6,500       4.00%, TBA                                  6,136,390
                     1,000       5.50%, TBA                                    987,190
                       131       8.00%, 8/25/22(d)                             140,334
                     2,600       4.50%, TBA                                  2,374,814
                       506       7.50%, 1/1/32(d)                              536,758
                       234       4.30%, 5/1/36 FRN(d)                          238,443
                                 Government National Mortgage
                                  Association,
                        29       5.75%, 9/20/22(d)                              29,797
                       454       8.50%, 2/20/30 - 6/15/30(d)                   486,731
                       337       6.50%, 4/15/32(d)                             349,278
                     1,000       4.50%, TBA                                    919,380
                     1,700       5.00%, TBA                                  1,622,446
                        68       8.50%, 5/20/30(d)                              72,878
                                 United States Treasury Bonds,
                       600       8.875%, 8/15/17                               828,328
                        20       8.125%, 8/15/19                                26,236
                       250       6.625%, 2/15/27                               287,549
                       280       3.875%, 4/15/29                               326,791
                                 United States Treasury Notes,
                       870       3.375%, 1/15/07                               935,395
                     3,583       3.625%, 1/15/08 - 4/15/28                   3,932,904
                       500       4.75%, 11/15/08                               530,625

    See Notes to Financial Statements                                     43

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's         Principal
Rating          Amount
(Unaudited)     (000)            Description                          Value (Note 1)
--------------------------------------------------------------------------------------------
                $      500       4.88%, 2/15/12                       $        519,141
                       400       12.00%, 8/15/13                               559,578
                       800       10.625%, 8/15/15                            1,225,282
                       500       6.25%, 8/15/23                                548,985
                     1,400       United States Treasury Strips,
                                  Zero Coupon, 11/15/16 - 8/15/26              425,442
                                                                      ----------------
                                 Total U.S. government agency and
                                  securities                                47,505,324
                                                                      ----------------
FOREIGN GOVERNMENT SECURITIES  1.8%
                                 Canadian Government Bonds,
AAA(Pound)         CAD 800       4.50%, 9/1/07                                 580,408
Aaa                    700       6.00%, 6/1/08                                 537,184
Aaa                EUR 600       Government of Germany Bonds,
                                  4.00%, 7/4/09                                688,568
Ba1             $      300       Government of Panama,
                                  9.625%, 2/8/11                               330,750
B2                     566       Republic of Brazil, Ser. C,
                                  8.00%, 4/15/14                               491,394
                                 Notes, MTN,
Baa2                   250       6.375%, 1/16/13                               246,500
                                                                      ----------------
                                 Total foreign government
                                  securities                                 2,874,804
                                                                      ----------------
WARRANTS(a)
                       776       McLeod USA, expiring 4/16/07                      210
                   300,000       United Mexican States, expiring
                                  6/30/04                                        4,125
                   300,000       United Mexican States, expiring
                                  6/30/05                                        1,125
                   300,000       United Mexican States, expiring
                                  6/30/06                                          375
                   300,000       United Mexican States, expiring
                                  6/1/07                                           225
                                                                      ----------------
                                 Total warrants                                  6,060
                                                                      ----------------
                                 Total long-term investments
                                  (cost $142,438,434)                      151,347,556
                                                                      ----------------

    44                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Principal
Amount
(000)          Description                                         Value (Note 1)
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  12.2%
COMMERCIAL PAPER  1.6%
$      1,100   Barclays US Funding, Disc. Note,
                1.04%, 11/19/03                                    $      1,096,505
         500   General Electric Capital Corp., Disc. Note,
                1.03%, 9/18/03                                              499,314
         500   General Electric Disc. Note,
                1.07%, 11/6/03                                              498,558
         400   Kraft Foods, Inc., FRN,
                2.08%, 2/27/04                                              399,989
         100   Westpac Trust Securities LTD, Disc. Note,
                1.20%, 8/27/03                                               99,913
                                                                   ----------------
               Total commercial paper                                     2,594,279
                                                                   ----------------
U.S. GOVERNMENT AGENCY AND SECURITIES  6.8%
               Federal National Mortgage Association,
       5,300   0.99%-1.05%(e), 10/1/03                                    5,291,052
       2,600   1.01%-1.15%(e), 10/15/03                                   2,593,500
         800   1.03%-1.04%(e), 10/22/03                                     798,116
       1,600   0.98%, 11/5/03                                             1,595,819
               United States Treasury Bills,
         165   1.08%-1.10%(e), 8/7/03(c)                                    164,977
         400   1.03%-1.07%(e), 8/14/03(c)                                   399,881
                                                                   ----------------
               Total U.S. government agency and securities               10,843,345
                                                                   ----------------
MUTUAL FUND  3.8%
Shares
-----------------------------------------------------------------------------------------
5,992,224      Dryden Core Investment Fund--Taxable Money Market
                Series; Note 3                                            5,992,224
                                                                     --------------
               Total short-term investments
                (cost $19,430,522)                                       19,429,848
                                                                     --------------

    See Notes to Financial Statements                                     45

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Contracts      Description                                         Value (Note 1)
-----------------------------------------------------------------------------------------
OUTSTANDING OPTIONS PURCHASED
-------------------------------------------------------------------------------------
Put Options
           7   Euribor Futures, expiring 12/13/04 @ $94.5          $            197
          16   Euro Futures, expiring 3/15/04 @ $95                              --
          20   Euro Futures, expiring 3/15/04 @ $96.5                           125
          15   German government Bond, expiring 9/8/03 @ $108                   169
                                                                   ----------------
                                                                                491
Notional
Amount
(000)
-----------------------------------------------------------------------------------------
$      4,000   OTC Euro FNMA 6.5% 11/2033, expiring
                11/06/03 @ $92                                                  100
                                                                   ----------------
               Total outstanding options purchased
                (cost $1,262)                                                   591
                                                                   ----------------
               Total Investments, Before Outstanding Options
                Written and Securities Sold Short  107.7%
                (cost $161,870,218; Note 5)                             170,777,995
                                                                   ----------------
OUTSTANDING OPTIONS WRITTEN  (0.2%)
Contracts
-------------------------------------------------------------------------------------
Call Options
         (1)   Japanese Government Bond, expiring 9/10/03 @ $145               (332)
        (15)   United States Treasury Note, expiring 8/23/03 @
                $117                                                           (234)
        (21)   United States Treasury Note, expiring 9/19/03 @
                $115                                                         (3,610)
                                                                   ----------------
                                                                             (4,176)
-------------------------------------------------------------------------------------
Put Options
        (10)   United States Treasury Bond, expiring 9/19/03 @
                $108                                                        (32,031)
Notional
Amount
(000)
-----------------------------------------------------------------------------------------
$    (1,400)   OTC Euro FNMA 5.00% 10/2033, expiring 10/01/03 @
                $98.7                                                       (52,839)

    46                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Principal
Amount
(000)          Description                                         Value (Note 1)
-----------------------------------------------------------------------------------------
Swap Options
$      (900)   Swap Option 3 month LIBOR, expiring 12/17/03 @
                5.50%                                              $         (8,799)
     (1,400)   Swap Option 3 month LIBOR, expiring 11/12/03 @
                3.00%                                                        (1,470)
     (2,900)   Swap Option 3 month LIBOR, expiring 7/03/06 @
                6.00%                                                      (161,855)
     (2,900)   Swap Option 3 month LIBOR, expiring 7/03/06 @
                4.00%                                                       (16,266)
                                                                   ----------------
                                                                           (188,390)
                                                                   ----------------
               Total outstanding options written
                (premiums received $262,348)                               (277,436)
                                                                   ----------------
SECURITIES SOLD SHORT  (1.6)%
               United States Treasury Notes,
       (500)   4.375%, 5/15/07                                             (527,715)
     (1,000)   5.50%, 5/15/09                                            (1,098,867)
     (1,000)   4.88%, 2/15/12                                            (1,038,281)
                                                                   ----------------
               Total securities sold short
                (proceeds $2,730,124)                                    (2,664,863)
                                                                   ----------------
               Total investments, net of outstanding call
                options written and securities sold
                short  105.9%
                (cost $158,877,746)                                     167,835,696
               Liabilities in excess of other assets  (5.9%)             (9,300,558)
                                                                   ----------------
               Net Assets  100%                                    $    158,535,138
                                                                   ----------------
                                                                   ----------------

------------------------------
(a) Non-income producing security.
(b) Represents issuer in default on interest payments, non income producing security.
(c) Pledged as initial margin on financial futures contracts, short sells, and written options.
(d) All or a portion of security segregated as collateral for TBA.
(e) Discount notes. Rates in effect represent range of yields at various purchase dates.
Pound S&P rating.
FHA--Federal Housing Administration.
FRN--Floating Rate Note.
MTN--Medium-Term Note.
TBA--Securities purchased on a forward commitment basis.
The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     47

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Statement of Assets and Liabilities
                                                                 July 31, 2003
------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $161,870,218)                        $ 170,777,995
Cash                                                                 3,632,878
Foreign currency, at value (cost $218,646)                             215,567
Receivable for investments sold                                     13,029,597
Interest and dividends receivable                                    1,104,176
Unrealized appreciation on swap agreements                           1,106,182
Receivable for Fund shares sold                                        419,986
Unrealized appreciation on forward foreign currency contracts           17,574
Premium paid for interest rate swap                                     17,361
Prepaid expenses                                                         1,471
                                                                 -------------
      Total assets                                                 190,322,787
                                                                 -------------
LIABILITIES
Payable for investments purchased                                   27,847,112
Investments sold short, at value (proceeds received $2,730,124)      2,664,863
Payable for Fund shares reacquired                                     407,647
Outstanding options written (premium received $262,348)                277,436
Accrued expenses and other liabilities                                 188,347
Due to broker - variation margin                                       123,948
Distribution fee payable                                               114,204
Management fee payable                                                 101,003
Premium received for interest rate swap                                 37,433
Unrealized depreciation on forward currency contracts                    9,750
Unrealized depreciation on swap agreements                               8,413
Deferred trustees' fees payable                                          7,493
                                                                 -------------
      Total liabilities                                             31,787,649
                                                                 -------------
NET ASSETS                                                       $ 158,535,138
                                                                 -------------
                                                                 -------------
Net assets were comprised of:
   Shares of beneficial interest, at par                         $      16,348
   Paid-in capital in excess of par                                158,963,963
                                                                 -------------
                                                                   158,980,311
   Undistributed net investment income                                 350,369
   Accumulated net realized loss on investments and foreign
      currency transactions                                        (10,087,820)
   Net unrealized appreciation on investments and foreign
      currency transactions                                          9,292,278
                                                                 -------------
Net assets, July 31, 2003                                        $ 158,535,138
                                                                 -------------
                                                                 -------------
    48                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Statement of Assets and Liabilities Cont'd.

                                                                    July 31, 2003
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($27,363,859
      3 2,817,504 shares of beneficial interest issued and
      outstanding)                                                          $9.71
   Maximum sales charge (5% of offering price)                                .51
                                                                    -------------
   Maximum offering price to public                                        $10.22
                                                                    -------------
                                                                    -------------
Class B:
   Net asset value, offering price and redemption price per
      share ($90,029,036 3 9,287,097 shares of beneficial
      interest issued and outstanding)                                      $9.69
                                                                    -------------
                                                                    -------------
Class C:
   Net asset value and redemption price per share ($37,428,612
      3 3,861,034 shares of beneficial interest issued and
      outstanding)                                                          $9.69
   Sales charge (1% of offering price)                                        .10
                                                                    -------------
   Offering price to public                                                 $9.79
                                                                    -------------
                                                                    -------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($3,713,631 3 382,089 shares of beneficial interest
      issued and outstanding)                                               $9.72
                                                                    -------------
                                                                    -------------

    See Notes to Financial Statements                                     49

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Statement of Operations

                                                                      Year Ended
                                                                     July 31, 2003
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                           $  4,923,795
   Dividends (net of foreign withholding taxes of $9,719)                  757,869
                                                                     -------------
      Total income                                                       5,681,664
                                                                     -------------
Expenses
   Management fee                                                        1,019,977
   Distribution fee--Class A                                                57,117
   Distribution fee--Class B                                               785,626
   Distribution fee--Class C                                               314,489
   Custodian's fees and expenses                                           295,000
   Transfer agent's fees and expenses                                      173,000
   Reports to shareholders                                                 102,000
   Registration fees                                                        48,000
   Audit fee                                                                27,000
   Legal fees                                                               21,000
   Trustees' fees and expenses                                              15,000
   Miscellaneous                                                             8,261
                                                                     -------------
      Total expenses                                                     2,866,470
                                                                     -------------
Net investment income                                                    2,815,194
                                                                     -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investment transactions                                              (3,146,514)
   Financial futures transactions                                          998,634
   Foreign currency transactions                                        (1,268,539)
   Options written                                                         119,915
                                                                     -------------
                                                                        (3,296,504)
                                                                     -------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                          16,762,494
   Swaps                                                                 1,097,769
   Financial futures contracts                                            (900,731)
   Foreign currencies                                                       70,043
   Short sells                                                              65,261
   Options written                                                          24,150
                                                                     -------------
                                                                        17,118,986
                                                                     -------------
Net gain on investments                                                 13,822,482
                                                                     -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 16,637,676
                                                                     -------------
                                                                     -------------

    50                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Statement of Changes in Net Assets

                                                         Year Ended July 31,
                                                  ---------------------------------
                                                      2003               2002
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                          $   2,815,194      $  2,245,269
   Net realized loss on investment and foreign
      currency transactions                          (3,296,504)       (5,714,532)
   Net change in unrealized
      appreciation/(depreciation) of
      investments and foreign currencies             17,118,986        (8,612,419)
                                                  -------------    ----------------
   Net increase (decrease) in net assets
      resulting from operations                      16,637,676       (12,081,682)
                                                  -------------    ----------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                          (577,876)         (487,140)
      Class B                                        (1,409,176)       (1,273,463)
      Class C                                          (559,913)         (365,244)
      Class Z                                           (88,665)          (50,160)
                                                  -------------    ----------------
                                                     (2,635,630)       (2,176,007)
                                                  -------------    ----------------
Fund share transactions (net of share
   conversions) (Note 6)
   Net proceeds from shares sold                     61,300,206        57,975,450
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                   2,448,027         2,056,625
   Cost of shares reacquired                        (35,959,740)      (24,025,014)
                                                  -------------    ----------------
   Net increase in net assets from Fund share
      transactions                                   27,788,493        36,007,061
                                                  -------------    ----------------
Total increase                                       41,790,539        21,749,372
NET ASSETS
Beginning of year                                   116,744,599        94,995,227
                                                  -------------    ----------------
End of year(a)                                    $ 158,535,138      $116,744,599
                                                  -------------    ----------------
                                                  -------------    ----------------
---------------
(a) Includes undistributed net investment
income of:                                        $     350,369                --
                                                  -------------    ----------------

    See Notes to Financial Statements                                     51

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Notes to Financial Statements

      Strategic Partners Asset Allocation Funds (the 'Trust'), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three portfolios: Strategic Partners Conservative Growth Fund (the 'Fund'), Strategic Partners Moderate Growth Fund and Strategic Partners High Growth Fund. These financial statements relate only to Strategic Partners Conservative Growth Fund. The financial statements of the other portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

      Jennison Associates LLC ('Jennison'), Prudential Investment Management, Inc. ('PIM'), Pacific Investment Management Company, RS Investments, Inc. and EARNEST Partners LLC are the Fund's 'Advisers'.

      The investment objective of the Fund is to provide current income and a reasonable level of capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of debt obligations and equity securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange are
valued at the last sale price on such exchange on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price as provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC ('PI' or the 'Manager'), in consultation with the Advisers to be over-the-counter, are valued by an independent pricing agent or principal market maker. U.S. government securities for which market quotations are available shall be valued at a price provided by an independent pricing agent or broker-dealer. Privately placed securities, including equity securities for which market prices may be obtained from primary dealers, shall be valued at the bid prices provided by such primary dealers. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily obtainable, pursuant to guidelines established by the Board of Trustees. Prices for such securities may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which market quotations are not readily
    52

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Notes to Financial Statements Cont'd.

available may be valued using the last available market quotation for a period not to exceed five days, provided the Manager and Advisers feel this is representative of market value; after that period, such securities are valued in good faith under procedures adopted by the Trustees.

      Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. Dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the closing daily rates of exchange.

      (ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among
                                                                          53

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Notes to Financial Statements Cont'd.

other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain
(loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

      The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Forward Currency Contracts:    A forward currency contract is a commitment
to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is included in the Statement of Assets and Liabilities. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and
    54

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Notes to Financial Statements Cont'd.

renegotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. The Company's expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are incurred directly at a Fund level.

      Net investment income or loss (other than distribution fees, which are charged directly to the respective classes) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income quarterly, and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

      Options:    The Fund may either purchase or write options in order to
hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase. The Fund's principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. The asset or liability is adjusted daily to reflect the current market value of the option.

      If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the
                                                                          55

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Notes to Financial Statements Cont'd.

purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on written option transactions.

      The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Written options, future contracts and forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

      Swaps:    The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund enters into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain (loss) is included in the net unrealized appreciation or depreciation on investments. Gain (loss) is realized on the termination date of the swap and is equal to the difference between the Fund's basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

      Taxes:    For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Notes to Financial Statements Cont'd.

all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends are recorded, net of reclaimable amounts at the time the related income is earned.

Note 2. Agreements
The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund's affairs and supervises the Advisers' performance of all investment advisory services. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of the average daily net assets of the Fund. PI, in turn, pays the Advisers' fees, based on the average daily net assets of the Fund segments they manage.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans') regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the year ended July 31, 2003.

      PIMS has advised the Fund that it has received approximately $287,500 and $79,700 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended July 31, 2003.

      PIMS has advised the Fund that for the year ended July 31, 2003, it has received approximately $175,400 and $30,400 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      Jennison, PIMS, PIM and PI are indirect, wholly owned subsidiaries of Prudential Financial, Inc. ('Prudential').
                                                                          57

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Notes to Financial Statements Cont'd.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the year ended July 31, 2003, the amount of the commitment was $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the year ended July 31, 2003.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended July 31, 2003, the Fund incurred fees of approximately $118,400 for the services of PMFS. As of July 31, 2003, approximately $10,800 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the year ended July 31, 2003, the Fund incurred approximately $18,000 in total networking fees, of which the amount relating to the services of Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, was approximately $16,000 for the year ended July 31, 2003. As of July 31, 2003,approximately $1,400 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

      Effective July 1, 2003, PSI became a division of Wachovia Securities, LLC ('Wachovia') of which Prudential holds a minority interest. Prior to July 1, 2003, PSI was an indirect, wholly-owned subsidiary of Prudential.

      For the year ended July 31, 2003, the amount of brokerage commissions earned by Wachovia from transactions executed on behalf of the Fund was $110.

      The Fund purchased OTC Euro FNMA 6.5% 11/2033, expiring 11/06/03 @ $92 from Wachovia during the period ended July 31, 2003.

      The Fund invests in the Taxable Money Market Series (the 'Series'), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the year ended July 31, 2003, the Fund earned $63,600 from the Series by investing its excess cash.

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Notes to Financial Statements Cont'd.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities, other than short-term investments, for the year ended July 31, 2003 aggregated $350,122,283 and $342,886,545, respectively.

      At July 31, 2003, the Fund had outstanding forward currency contracts to purchase and sell foreign currencies, as follows:

                                             Value at         Value at
            Foreign Currency                 July 31,      Settlement Date     Appreciation
              Sale Contract                    2003          Receivable       (Depreciation)
-----------------------------------------   -----------    ---------------    --------------
Euros, 708,000
  expiring 8/28/03                           $ 796,223        $ 813,797          $ 17,574
                                            -----------    ---------------    --------------
                                            -----------    ---------------    --------------
                                             Value at         Value at
            Foreign Currency                 July 31,      Settlement Date     Appreciation
            Purchase Contract                  2003            Payable        (Depreciation)
-----------------------------------------   -----------    ---------------    --------------
Euros, 522,000
  expiring 8/28/03                           $ 596,795        $ 587,045          $ (9,750)
                                            -----------    ---------------    --------------
                                            -----------    ---------------    --------------

      During the year ended July 31, 2003, the Fund entered into financial futures contracts. Details of outstanding contracts at July 31, 2003 are as follows:

                                                             Value at        Value at
Number of                                    Expiration      July 31,          Trade         Appreciation/
Contracts                Type                   Date           2003            Date         (Depreciation)
---------     ---------------------------    -----------    -----------     -----------     ---------------
              Long Positions:
   128              10yr US T-Note           9/30/2003      $14,160,000     $15,059,500        $(899,500)
     6                Eurodollars            3/17/2005        1,151,463       1,161,449           (9,986)
     5                Eurodollars            9/13/2004        1,221,188       1,215,938            5,250
     3                Eurodollars            6/13/2005          722,700         733,313          (10,613)
     3                Eurodollars            3/31/2004          580,493         581,096             (603)
     3                Eurodollars            6/30/2004          579,167         580,011             (844)
     3                Eurodollars            9/16/2004          577,841         580,674           (2,833)
     1                Eurodollars            12/16/2004         192,211         193,799           (1,588)
              Short Positions:
    (7)        US Treasury Bond Futures      9/30/2003         (739,375)       (832,727)          93,352
   (18)              5yr US T-Note           9/30/2003       (2,003,906)     (2,088,703)          84,797
                                                                                            ---------------
                                                                                               $(742,568)
                                                                                            ---------------
                                                                                            ---------------

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Notes to Financial Statements Cont'd.

      During the year ended July 31, 2003, the Fund entered into six interest rate swap agreements. Details of the swaps outstanding as of July 31, 2003 are as follows:

Notional                                                      Unrealized
 Amount       Fixed         Floating        Termination      Appreciation
  (000)        Rate           Rate             Date         (Depreciation)
---------     ------     ---------------    -----------     --------------
$   5,500(e)  4.00%      3 month LIBOR      12/17/13(a)       $  561,759
$   4,300(e)  4.00       3 month LIBOR      12/17/13(b)          475,141
GBP 4,100(e)  4.25       6 month LIBOR       3/17/05(c)           11,383
 GBP  800(e)  4.25       6 month LIBOR       3/17/05(c)            3,325
JPY 70,000(e) 1.07       6 month LIBOR       6/02/12(c)           (4,967)
CHF 4,300(f)  1.50       3 month LIBOR       3/29/05(d)           (3,446)
                                                            --------------
                                                              $1,043,195
                                                            --------------
                                                            --------------
------------------------------
(a) Counterparty--Bank of America
(b) Counterparty--JPMorgan Chase Securities
(c) Counterparty--Morgan Stanley & Co., Inc.
(d) Counterparty--Merrill Lynch & Co.
(e) The Fund pays the fixed rate and receives the floating rate.
(f) The Fund pays the floating rate and receives the fixed rate.
      During the year ended July 31, 2003, the Fund entered into a forward swap spread lock agreement. Details of the swap agreement outstanding as of July 31, 2003 was as follows:

                                                         Fixed          Floating
                            Maturity      Notional       Spread          Spread          Unrealized
Counterparty                  Date         Amount         Lock            Lock          Appreciation
------------------------    ---------    ----------     --------     ---------------    -------------
Bank of America                                                      U.S. T-Bond,
  Securities LLC(a)          8/13/03     $1,700,000      0.13875%    6.25%, 8/15/23       $  37,380
                                                                                        -------------
                                                                                        -------------

------------------------------
(a) The Fund receives the net differences between the floating spread lock rate (the yield of a swap maturing on 8/15/23 minus the 6.25% U.S. T-Bond) and the fixed spread lock rate if it is positive and pays if it is negative.

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Notes to Financial Statements Cont'd.

      During the year ended July 31, 2003, the Fund entered into two credit default swap agreements. Details of the swap agreements outstanding as of July 31, 2003 was as follows:

                             Termination     Notional     Fixed           Floating            Unrealized
Counterparty                     Date         Amount      Rate           Rate Bond           Appreciation
-------------------------    ------------    --------     -----     --------------------    --------------
Merrill Lynch & Co.(a)                                              United Mexican
                                                                      States Bond
                               12/16/03      $500,000     0.75 %      11.375%, 9/15/16         $  1,095
Merrill Lynch & Co.(a)                                              AOL Time Warner
                                                                      Zero coupon, due
                               12/6/04        300,000     4.80 %      12/6/19                    16,099
                                                                                            --------------
                                                                                               $ 17,194
                                                                                            --------------
                                                                                            --------------

------------------------------
(a) The Fund receives fixed rate and pays to the counterparty at par in the event that the floating rate bond defaults.

      Transactions in options written during the period ended July 31, 2003 were as follows:

                                                        Number of          Premiums
                                                        Contracts          Received
                                                        ----------         ---------
Options outstanding as of July 31, 2002                         35         $ 27,494
Options written                                         13,500,219          371,744
Options terminated                                      (2,600,079)         (81,604)
Options expired                                         (1,400,128)         (55,286)
                                                        ----------         ---------
Options outstanding as of July 31, 2003                  9,500,047         $262,348
                                                        ----------         ---------
                                                        ----------         ---------

Note 5. Distributions and Tax Information
In order to present undistributed net investment income (loss) and accumulated net realized gains (losses) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital in excess of par, undistributed net investment income (loss) and accumulated net realized gains (loss) on investments.

      For the year ended July 31, 2003, the adjustments were to increase undistributed net investment income by $332,535, increase accumulated net realized loss by $330,584 and decrease paid-in capital by $1,951 due to the federal income tax treatment of net foreign exchange losses, reclass of paydown losses and certain other differences between financial and tax reporting. Net investment income, net realized losses and net assets were not affected by this change.
                                                                          61

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Notes to Financial Statements Cont'd.

      For the year ended July 31, 2003, the tax character of total dividends paid of $2,635,630 was ordinary income. For the year ended July 31, 2002, the tax character of distributions paid by the Fund was $2,176,007 from ordinary income. The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of July 31, 2003 were as follows:

                                                  Other Cost       Total Net
                                                     Basis         Unrealized
 Tax Basis       Appreciation     Depreciation    Adjustments     Appreciation
------------     ------------     ------------    -----------     ------------
$163,081,658     $ 11,273,349      $ 3,577,012    $ 1,075,314      $ 8,771,651

      The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales and differences in the treatment of premium amortization for book and tax purposes. The other cost basis adjustments are primarily attributable to appreciation (depreciation) of foreign currency and mark to market of receivables, payables and swaps.

      As of July 31, 2003, the accumulated undistributed earnings on a tax basis were $358,193. This differs from the amount shown on the statement of assets and liabilities primarily due to reclass of net foreign currency gains/losses and other cumulative timing differences. For federal income tax purposes, the Fund has a capital loss carryforward as of July 31, 2003 of approximately $8,190,700 of which $17,600 expires in 2009, $59,400 expires in 2010, and $8,113,700 expires in 2011. In addition, as of July 31, 2003, the Fund will elect to treat net capital losses of approximately $1,384,300 incurred in the nine month period ended July 31, 2003 as having been incurred in the next fiscal year. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Notes to Financial Statements Cont'd.

      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of July 31, 2003, Prudential owned 750 shares in each of the Class A, B, C and Z.

      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares        Amount
-----------------------------------------------------------   ----------    -----------
Year ended July 31, 2003:
Shares sold                                                    1,196,466    $11,024,460
Shares issued in reinvestment of dividends and
  distributions                                                   60,444        543,632
Shares reacquired                                               (850,398)    (7,761,724)
                                                              ----------    -----------
Net increase (decrease) in shares outstanding before
  conversion                                                     406,512      3,806,368
Shares issued upon conversion from Class B                       113,835      1,041,022
                                                              ----------    -----------
Net increase (decrease) in shares outstanding                    520,347    $ 4,847,390
                                                              ----------    -----------
                                                              ----------    -----------
Year ended July 31, 2002:
Shares sold                                                    1,113,800    $10,751,835
Shares issued in reinvestment of dividends and
  distributions                                                   48,420        461,205
Shares reacquired                                               (619,791)    (5,938,289)
                                                              ----------    -----------
Net increase (decrease) in shares outstanding before
  conversion                                                     542,429      5,274,751
Shares issued upon conversion from Class B                        70,832        675,623
                                                              ----------    -----------
Net increase (decrease) in shares outstanding                    613,261    $ 5,950,374
                                                              ----------    -----------
                                                              ----------    -----------
Class B
-----------------------------------------------------------
Year ended July 31, 2003:
Shares sold                                                    3,131,020    $28,353,677
Shares issued in reinvestment of dividends and
   distributions                                                 148,463      1,331,076
Shares reacquired                                             (1,711,265)   (15,487,299)
                                                              ----------    -----------
Net increase (decrease) in shares outstanding before
  conversion                                                   1,568,218     14,197,454
Shares issued upon conversion into Class A                      (114,120)    (1,041,022)
                                                              ----------    -----------
Net increase (decrease) in shares outstanding                  1,454,098    $13,156,432
                                                              ----------    -----------
                                                              ----------    -----------
Year ended July 31, 2002:
Shares sold                                                    2,835,534    $27,361,791
Shares issued in reinvestment of dividends and
   distributions                                                 127,911      1,217,083
Shares reacquired                                             (1,321,725)   (12,590,473)
                                                              ----------    -----------
Net increase (decrease) in shares outstanding before
  conversion                                                   1,641,720     15,988,401
Shares issued upon conversion into Class A                       (71,086)      (675,623)
                                                              ----------    -----------
Net increase (decrease) in shares outstanding                  1,570,634    $15,312,778
                                                              ----------    -----------
                                                              ----------    -----------

                                                                          63

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Notes to Financial Statements Cont'd.

Class C                                                         Shares        Amount
-----------------------------------------------------------   ----------    -----------
Year ended July 31, 2003:
Shares sold                                                    2,126,298    $19,232,973
Shares issued in reinvestment of dividends and
  distributions                                                   54,807        491,924
Shares reacquired                                             (1,212,399)   (11,057,877)
                                                              ----------    -----------
Net increase (decrease) in shares outstanding                    968,706    $ 8,667,020
                                                              ----------    -----------
                                                              ----------    -----------
Year ended July 31, 2002:
Shares sold                                                    1,848,621    $17,765,124
Shares issued in reinvestment of dividends and
  distributions                                                   34,760        329,476
Shares reacquired                                               (464,216)    (4,430,701)
                                                              ----------    -----------
Net increase (decrease) in shares outstanding                  1,419,165    $13,663,899
                                                              ----------    -----------
                                                              ----------    -----------
Class Z
-----------------------------------------------------------
Year ended July 31, 2003:
Shares sold                                                      300,334    $ 2,689,096
Shares issued in reinvestment of dividends and
   distributions                                                   9,056         81,395
Shares reacquired                                               (182,773)    (1,652,840)
                                                              ----------    -----------
Net increase (decrease) in shares outstanding                    126,619    $ 1,117,651
                                                              ----------    -----------
                                                              ----------    -----------
Year ended July 31, 2002:
Shares sold                                                      217,692    $ 2,096,700
Shares issued in reinvestment of dividends and
   distributions                                                   5,141         48,861
Shares reacquired                                               (111,230)    (1,065,551)
                                                              ----------    -----------
Net increase (decrease) in shares outstanding                    111,603    $ 1,080,010
                                                              ----------    -----------
                                                              ----------    -----------

                                               ANNUAL REPORT JULY 31, 2003

       STRATEGIC PARTNERS
       ASSET ALLOCATION FUNDS
       STRATEGIC PARTNERS
       CONSERVATIVE GROWTH FUND
                                                          Financial Highlights

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Financial Highlights

                                                                      Class A
                                                                   --------------
                                                                     Year Ended
                                                                   July 31, 2003
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(d):
Net asset value, beginning of year                                    $   8.81
                                                                   --------------
Income from investment operations
Net investment income                                                      .24
Net realized and unrealized gain (loss) on investments and
   foreign currencies                                                      .89
                                                                   --------------
      Total from investment operations                                    1.13
                                                                   --------------
Less distributions
Dividends from net investment income                                      (.23)
Distributions from net realized capital gains                               --
                                                                   --------------
      Total dividends and distributions                                   (.23)
                                                                   --------------
Net asset value, end of year                                          $   9.71
                                                                   --------------
                                                                   --------------
TOTAL RETURN(b)                                                          13.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $ 27,364
Average net assets (000)                                              $ 22,847
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.51%
   Expenses, excluding distribution and service (12b-1) fees              1.26%
   Net investment income                                                  2.66%
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                 269%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.
(e) Not Annualized.
* Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended July 31, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) per share by less than $.005 and decrease the ratio of net investment income from 2.72% to 2.71%. Per share amounts and ratios for the years ended prior to July 31, 2002 have not been restated to reflect this change in presentation.
    66                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Financial Highlights Cont'd.

                                            Class A
-----------------------------------------------------------------------------------------------
                   Year Ended July 31,
----------------------------------------------------------        November 18, 1998(a)
     2002*                 2001                 2000             Through July 31, 1999
-----------------------------------------------------------------------------------------------
    $   9.95             $  11.06             $  10.36                   $10.00
    --------             --------             --------                  -------
         .26                  .37                  .37                      .19
       (1.15)                (.30)                 .82                      .35
    --------             --------             --------                  -------
        (.89)                 .07                 1.19                      .54
    --------             --------             --------                  -------
        (.25)                (.36)                (.37)                    (.18)
          --                 (.82)                (.12)                      --
    --------             --------             --------                  -------
        (.25)               (1.18)                (.49)                    (.18)
    --------             --------             --------                  -------
    $   8.81             $   9.95             $  11.06                   $10.36
    --------             --------             --------                  -------
    --------             --------             --------                  -------
       (9.10)%               1.00%               11.73%                    5.34%
    $ 20,234             $ 16,760             $ 14,514                   $9,097
    $ 18,414             $ 15,985             $ 12,535                   $6,157
        1.62%                1.72%                1.73%                    1.92%(c)
        1.37%                1.47%                1.48%                    1.67%(c)
        2.71%                3.61%                3.46%                    2.69%(c)
         338%                 334%                 244%                     180%(e)

    See Notes to Financial Statements                                     67

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Financial Highlights Cont'd.

                                                                      Class B
                                                                   --------------
                                                                     Year Ended
                                                                   July 31, 2003
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(d):
Net asset value, beginning of year                                    $   8.79
                                                                   --------------
Income from investment operations
Net investment income                                                      .18
Net realized and unrealized gain (loss) on investments and
   foreign currencies                                                      .88
                                                                   --------------
      Total from investment operations                                    1.06
                                                                   --------------
Less distributions
Dividends from net investment income                                      (.16)
Distributions from net realized capital gains                               --
                                                                   --------------
      Total dividends and distributions                                   (.16)
                                                                   --------------
Net asset value, end of year                                          $   9.69
                                                                   --------------
                                                                   --------------
TOTAL RETURN(b)                                                          12.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $ 90,029
Average net assets (000)                                              $ 78,562
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              2.26%
   Expenses, excluding distribution and service (12b-1) fees              1.26%
   Net investment income                                                  1.93%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.
* Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended July 31, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) per share by less than $.005 and no effect on the ratio of net investment income. Per share amounts and ratios for the years ended prior to July 31, 2002 have not been restated to reflect this change in presentation.

    68                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Financial Highlights Cont'd.

                                            Class B
-----------------------------------------------------------------------------------------------
                   Year Ended July 31,
----------------------------------------------------------        November 18, 1998(a)
     2002*                 2001                 2000             Through July 31, 1999
-----------------------------------------------------------------------------------------------
    $   9.93             $  11.05             $  10.35                  $  10.00
    --------             --------             --------                  --------
         .19                  .29                  .29                       .14
       (1.15)                (.29)                 .82                       .34
    --------             --------             --------                  --------
        (.96)                  --                 1.11                       .48
    --------             --------             --------                  --------
        (.18)                (.30)                (.29)                     (.13)
          --                 (.82)                (.12)                       --
    --------             --------             --------                  --------
        (.18)               (1.12)                (.41)                     (.13)
    --------             --------             --------                  --------
    $   8.79             $   9.93             $  11.05                  $  10.35
    --------             --------             --------                  --------
    --------             --------             --------                  --------
       (9.81)%                .34%               10.89%                     4.77%
    $ 68,841             $ 62,177             $ 43,838                  $ 30,235
    $ 67,736             $ 52,433             $ 36,574                  $ 19,308
        2.37%                2.47%                2.48%                     2.67%(c)
        1.37%                1.47%                1.48%                     1.67%(c)
        1.97%                2.84%                2.70%                     1.94%(c)

    See Notes to Financial Statements                                     69

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Financial Highlights Cont'd.

                                                                      Class C
                                                                   --------------
                                                                     Year Ended
                                                                   July 31, 2003
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(d):
Net asset value, beginning of year                                    $   8.79
                                                                   --------------
Income from investment operations
Net investment income                                                      .17
Net realized and unrealized gain (loss) on investments and
   foreign currencies                                                      .89
                                                                   --------------
      Total from investment operations                                    1.06
                                                                   --------------
Less distributions
Dividends from net investment income                                      (.16)
Distributions from net realized capital gains                               --
                                                                   --------------
      Total dividends and distributions                                   (.16)
                                                                   --------------
Net asset value, end of year                                          $   9.69
                                                                   --------------
                                                                   --------------
TOTAL RETURN(b)                                                          12.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $ 37,429
Average net assets (000)                                              $ 31,449
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              2.26%
   Expenses, excluding distribution and service (12b-1) fees              1.26%
   Net investment income                                                  1.91%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.
* Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended July 31, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) per share by less than $.005 and no effect on the ratio of net investment income. Per share amounts and ratios for the years ended prior to July 31, 2002 have not been restated to reflect this change in presentation.
    70                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Financial Highlights Cont'd.

                                            Class C
-----------------------------------------------------------------------------------------------
                   Year Ended July 31,
----------------------------------------------------------        November 18, 1998(a)
     2002*                 2001                 2000             Through July 31, 1999
-----------------------------------------------------------------------------------------------
    $   9.93             $  11.05             $  10.35                  $  10.00
    --------             --------             --------                  --------
         .19                  .29                  .28                       .14
       (1.15)                (.29)                 .83                       .34
    --------             --------             --------                  --------
        (.96)                  --                 1.11                       .48
    --------             --------             --------                  --------
        (.18)                (.30)                (.29)                     (.13)
          --                 (.82)                (.12)                       --
    --------             --------             --------                  --------
        (.18)               (1.12)                (.41)                     (.13)
    --------             --------             --------                  --------
        8.79             $   9.93             $  11.05                  $  10.35
    --------             --------             --------                  --------
    --------             --------             --------                  --------
       (9.81)%                .34%               10.89%                     4.77%
    $ 25,419             $ 14,626             $ 11,301                  $ 14,035
    $ 18,350             $ 12,763             $ 12,954                  $ 12,039
        2.37%                2.47%                2.48%                     2.67%(c)
        1.37%                1.47%                1.48%                     1.67%(c)
        1.97%                2.84%                2.63%                     1.91%(c)

    See Notes to Financial Statements                                     71

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Financial Highlights Cont'd.

                                                                      Class Z
                                                                   --------------
                                                                     Year Ended
                                                                   July 31, 2003
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE(d):
Net asset value, beginning of year                                     $ 8.81
                                                                      -------
Income from investment operations
Net investment income                                                     .26
Net realized and unrealized gain (loss) on investments and
   foreign currencies                                                     .90
                                                                      -------
      Total from investment operations                                   1.16
                                                                      -------
Less distributions
Dividends from net investment income                                     (.25)
Distributions from net realized capital gains                              --
                                                                      -------
      Total dividends and distributions                                  (.25)
                                                                      -------
Net asset value, end of year                                           $ 9.72
                                                                      -------
                                                                      -------
TOTAL RETURN(b)                                                         13.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                          $3,714
Average net assets (000)                                               $3,139
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             1.26%
   Expenses, excluding distribution and service (12b-1) fees             1.26%
   Net investment income                                                 2.90%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total return for periods of less than a full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.
* Effective August 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting market discount on debt securities. The effect of this change for the year ended July 31, 2002 was to decrease net investment income and increase net realized and unrealized gain (loss) per share by $.005 and no effect on the ratio of net investment income. Per share amounts and ratios for the years ended prior to July 31, 2002 have not been restated to reflect this change in presentation.

    72                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund
             Financial Highlights Cont'd.

                                            Class Z
-----------------------------------------------------------------------------------------------
                   Year Ended July 31,
----------------------------------------------------------        November 18, 1998(a)
     2002*                 2001                 2000             Through July 31, 1999
-----------------------------------------------------------------------------------------------
     $ 9.95               $11.05              $  10.37                  $  10.00
    -------              -------              --------                  --------
        .28                  .38                   .35                       .21
      (1.14)                (.28)                  .85                       .35
    -------              -------              --------                  --------
       (.86)                 .10                  1.20                       .56
    -------              -------              --------                  --------
       (.28)                (.38)                 (.40)                     (.19)
         --                 (.82)                 (.12)                       --
    -------              -------              --------                  --------
       (.28)               (1.20)                 (.52)                     (.19)
    -------              -------              --------                  --------
     $ 8.81               $ 9.95              $  11.05                  $  10.37
    -------              -------              --------                  --------
    -------              -------              --------                  --------
      (8.87)%               1.30%                11.84%                     5.58%
     $2,250               $1,432              $    471                  $ 20,843
     $1,773               $  949              $ 12,354                  $ 38,460
       1.37%                1.47%                 1.48%                     1.67%(c)
       1.37%                1.47%                 1.48%                     1.67%(c)
       2.96%                3.78%                 3.30%                     2.89%(c)

    See Notes to Financial Statements                                     73

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund

             Report of Independent Auditors

To the Shareholders and Board of Trustees of Strategic Partners Asset Allocation Funds--
Strategic Partners Conservative Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Partners Asset Allocation Funds--Strategic Partners Conservative Growth Fund (the 'Fund') at July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
New York, New York
September 29, 2003

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund

             Federal Income Tax Information

      We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (July 31, 2003) as to the federal income tax status of dividends paid by the Fund during such fiscal period. Accordingly, we are advising you that during its fiscal period ended July 31, 2002, the Fund paid dividends for Class A, Class B, Class C and Class Z shares totaling $.23, $.16, $.16 and $.25 per share, of ordinary income, which is taxable as such, respectively. Further, we wish to advise you that 22.74% of the ordinary income dividends paid in the fiscal year ended July 31, 2003 qualified for the corporate dividend received deduction available to corporate taxpayers.

      The Fund intends to designate the maximum amount of dividends, qualified for the reduced tax rate under The Jobs and Growth Tax Relief Reconciliation Act of 2003, allowable.

      In January 2004, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in calendar year 2002.

IMPORTANT NOTICE FOR CERTAIN SHAREHOLDERS

      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders providing the mutual fund meets certain requirements mandated by the respective state's taxing authorities. We are pleased to report that 7.88% of the dividends paid by Strategic Partners Conservative Growth Fund qualify for such deduction.

      For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.
                                                                          75

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund

             Supplemental Proxy Information (Unaudited)

      A meeting of the Fund's shareholders was held on July 17, 2003, in conjunction with shareholder meetings for certain other funds within the Strategic Partners Mutual Fund complex. The meeting was held for the following purpose:

      To elect the following ten individuals to serve on the Fund's Board of Trustees to a term until the earlier to occur (a) the next meeting of shareholders at which Board Members are elected and until their successors are elected and qualified or (b) until their terms expire in accordance with each Fund's retirement policy which generally calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75.

  David E.A. Carson
  Robert E. La Blanc
  Douglas H. McCorkindale
  Stephen P. Munn
  Richard A. Redeker
  Robin B. Smith
  Stephen Stoneburn
  Clay T. Whitehead
  Judy A. Rice
  Robert F. Gunia

      The results of the proxy solicitation on the above matters were:

Trustee                           Votes For      Votes Against     Abstentions
-----------------------------    ------------    -------------     -----------
David E.A. Carson                  10,434,610         --               --
Robert E. La Blanc                 10,433,826         --               --
Douglas H. McCorkindale            10,431,339         --               --
Stephen P. Munn                    10,434,630         --               --
Richard A. Redeker                 10,434,610         --               --
Robin B. Smith                     10,427,779         --               --
Stephen Stoneburn                  10,433,826         --               --
Clay T. Whitehead                  10,434,630         --               --
Judy A. Rice                       10,430,440         --               --
Robert F. Gunia                    10,433,826         --               --

      One or more matters in addition to the election of Trustees were submitted for shareholder approval, and the shareholder meeting relating to those matters was adjourned until a date following the close of the reporting period.

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund

             Management of the Trust (Unaudited)

Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be 'interested persons' of the Fund as defined in the 1940 Act are referred to as 'Independent Trustees.' Trustees who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Trustees.' 'Fund Complex' consists of the Fund and any other investment companies managed by PI.

Independent Trustees2

David E.A. Carson (69), Trustee since 20033
Oversees 97 portfolios in Fund complex
Principal occupations (last 5 years): Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer of People's Bank (1983-1997).
Other Directorships held: Director of United Illuminating and UIL Holdings (Utility company), since 1993.

Robert E. La Blanc (69), Trustee since 19993
Oversees 107 portfolios in Fund complex
Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan
College.
Other Directorships held:4 Director of Storage Technology Corporation (technology) (since 1979), Chartered Semiconductor Manufacturing, Ltd. (Singapore) (since 1998), Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (since 2002) (software company); Director (since
1999) of First Financial Fund, Inc. and the High Yield Plus Fund, Inc.
Douglas H. McCorkindale (64), Trustee since 19983
Oversees 99 portfolios in Fund complex
Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May
2000) of Gannett Co., Inc.
Other Directorships held:4 Director of Gannett Co. Inc., Director of Continental Airlines Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus Fund, Inc. (since
1996).

Stephen P. Munn (61), Trustee since 20033
Oversees 105 portfolios in Fund complex
Principal occupations (last 5 years): Chairman of the Board (since 1994) and formerly Chief Executive Officer (1998-2001) and President of Carlisle Companies Incorporated.
Other Directorships held:4 Chairman of the Board (since January 1994) and Director (since 1988) of Carlisle Companies Incorporated (manufacturer of industrial products); Director of Gannet Co. Inc. (publishing and media).

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund

             Management of the Trust (Unaudited) Cont'd.

Richard A. Redeker (60), Trustee since 20033
Oversees 100 portfolios in Fund complex
Principal occupations (last 5 years): Formerly Management Consultant of Invesmart, Inc. (August 2001-October 2001); formerly employee of Prudential Investments (October 1996-December 1998).
Other Directorships held:4 None

Robin B. Smith (63), Trustee since 20033
Oversees 107 portfolios in Fund complex
Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing), formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.
Other Directorships held:4 Director of BellSouth Corporation (since 1992).

Stephen Stoneburn (60), Trustee since 19993
Oversees 105 portfolios in Fund complex
Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).
Other Directorships held:4 None

Clay T. Whitehead (64), Trustee since 19993
Oversees 104 portfolios in Fund complex
Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).
Other Directorships held:4 Director (since 2000) of First Financial Fund, Inc. and the High Yield Plus Fund, Inc.

Interested Trustees1

Judy A. Rice (55), President and Trustee since 20033
Oversees 102 portfolios in Fund complex
Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Executive Vice President of PI (1999-2003); formerly various positions to Senior Vice President (1992-1999) of Prudential Securities Incorporated (PSI); and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.
Other Directorships held:4 None

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund

             Management of the Trust (Unaudited) Cont'd.

Robert F. Gunia (57), Vice President and Trustee since 19993
Oversees 187 portfolios in Fund complex
Principal occupations (last 5 years): Chief Administrative Officer (since June
1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC
(PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America; Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.
Other Directorships held:4 Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Information pertaining to the Officers of the Trust is set forth below.

Officers2

Lori E. Bostrom (40), Secretary since 2002
Principal occupations (last 5 years): Vice President and Corporate Counsel (since October 2002) of Prudential; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc.; formerly, various positions to Senior Counsel of The Guardian Life Insurance Company of America (February 1996-October 2002).

Marguerite E.H. Morrison (47), Chief Legal Officer and Assistant Secretary since 20033
Principal occupations (last 5 years): Vice President and Chief Legal Officer--Mutual Funds of Unit Investment Trusts (since August 2000) of Prudential; Senior Vice President and Secretary (since April 2003) of PI; Senior Vice President and Secretary (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Vice President and Assistant Secretary of PIMS (since October 2001), previously Senior Vice President and Assistant Secretary (February 2001-April 2003) of PI, Vice President and Associate General Counsel (December 1996-February 2001) of PI and Vice President and Associate General Counsel (September 1987-September 1996) of PSI.

Maryanne Ryan (38), Anti-Money Laundering Officer since 20023
Principal occupations (last 5 years): Vice President, Prudential (since November
1998), First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.
                                                                          79

      Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund

             Management of the Trust (Unaudited) Cont'd.

Grace C. Torres (44), Treasurer and Principal Financial and Accounting Officer since 19983
Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc., formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.
---------------------------

   1 'Interested' Director, as defined in the 1940 Act, by reason of employment with the Manager,
     (Prudential Investments LLC or PI), the Subadviser (Prudential Investment Management, Inc. or
     PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).
   2 Unless otherwise noted, the address of the Directors and Officers is c/o: Prudential
     Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.
   3 There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as
     Directors and/or Officer.
   4 The Fund Complex of all investment companies managed by PI. Effective May 1, 2003, the Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds,
     American Skandia Advisor Funds, Inc. The Prudential Variable Contract Accounts 2, 10, 11, The
     Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and
     Prudential's Gibraltar Fund.
     The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include Jennison/Dryden Mutual Funds, Strategic Partners Funds, American
     Skandia Advisor Funds, Inc., The Prudential Variable Contract Accounts 2, 10, 11, The Target
     Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential's
     Gibraltar Fund.

Additional information about the Fund's Directors is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

Strategic Partners Asset Allocation Funds
Strategic Partners Conservative Growth Fund

Class A     Growth of a $10,000 Investment

                     (CHART)

Average Annual Total Returns (With Sales Charge)      As of 7/31/03
               One Year    Three Years    Since Inception
Class A          7.43%       -0.46%           3.22%
Class B          7.27        -0.34            3.41
Class C         10.16         0.20            3.37
Class Z         13.45         1.55            4.62

Average Annual Total Returns (Without Sales Charge)   As of 7/31/03
               One Year    Three Years    Since Inception
Class A         13.08%        1.26%           4.35%
Class B         12.27         0.53            3.59
Class C         12.27         0.53            3.59
Class Z         13.45         1.55            4.62

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Prudential
Investments LLC and Lipper Inc. Inception date:
11/18/98.

The graph compares a $10,000 investment in the
Strategic Partners Conservative Growth Fund
(Class A shares) with a similar investment in
the Standard & Poor's 500 Composite Stock Price
Index (S&P 500 Index) by portraying the initial
account values at the commencement of
operations of Class A shares (November 18,
1998) and the account values at the end of the
current fiscal year (July 31, 2003) as measured
on a quarterly basis. For purposes of the
graph, and unless otherwise indicated, it has
been assumed that (a) the maximum applicable
front-end sales charge was deducted from the
initial $10,000 investment in Class A shares;
(b) all recurring fees (including management
fees) were deducted; and (c) all dividends and
distributions were reinvested. The line graph
provides
             www.strategicpartners.com    (800) 225-1852

information for Class A shares only. As
indicated in the tables, performance for Class
B and Class C shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without a distribution and service
(12b-1) fee waiver of 0.05% for Class A shares, through July 31, 2003, the returns shown in the graph and for Class A shares in the tables would have been lower.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United
States have performed. The S&P 500 Index's total returns include the reinvestment of all dividends, but do not include the effects of sales charges, operating expenses of a mutual fund, or taxes. These returns would be lower if they included the effects of sales charges, operating expenses, or taxes. The securities that comprise the S&P 500 Index may differ substantially from the securities in the Fund.
The S&P 500 Index is not the only index that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

The Fund charges a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually.
Approximately seven years after purchase, Class
B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually.
Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

FOR MORE INFORMATION

Strategic Partners Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit our website at:
www.strategicpartners.com

Trustees
David E.A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Stephen P. Munn
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen D. Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer and Principal
   Financial and Accounting Officer
Marguerite E.H. Morrison, Chief Legal
   Officer and Assistant Secretary
Lori E. Bostrom, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Advisers
EARNEST Partners, LLC
75 14th Street, Suite 2300
Atlanta, GA 30309

Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Pacific Investment Mgmt. Company LLC
840 Newport Center Dr.
Newport Beach, CA 92660

Prudential Investment Management, Inc.
Gateway Center Two
100 Mulberry Street
Newark, NJ 07102

RS Investment Management, LP
388 Market Street, Suite 1700
San Francisco, CA 94111

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Fund Symbols    Nasdaq    CUSIP
  Class A       PCGAX   86276X103
  Class B       PBCFX   86276X202
  Class C       PCCFX   86276X301
  Class Z       PDCZX   86276X400

MFSP504E        IFS-A083956

Mutual Funds:
ARE NOT INSURED BY THE FDIC OR ANY FEDERAL
GOVERNMENT AGENCY

MAY LOSE VALUE

ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
ANY BANK AFFILIATE

                     Annual Report July 31, 2003

STRATEGIC PARTNERS
ASSET ALLOCATION FUNDS

STRATEGIC PARTNERS
MODERATE GROWTH FUND

Objective: Seeks Capital Appreciation and a
Reasonable Level of Current Income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund

Performance at a Glance

FUND OBJECTIVE

The investment objective of the Strategic
Partners Moderate Growth Fund (the Fund) is capital appreciation and a reasonable level of current income. There can be no assurance that the Fund will achieve its investment objective.

ASSET CLASSES ARE CLASSIFICATIONS OF INVESTMENTS
Stocks are shares of ownership in a firm.
Owners share in the profits after debts are paid, and share in the firm's appreciation in value. Generally, the prices of stocks vary with investors' estimates of a firm's earnings prospects, including the impact of broader economic conditions.

Bonds are loans to a company, government, or agency. They carry a fixed interest rate or one that varies according to the terms specified in the bond. They have a maturity date at which they must be repaid. Generally, bond prices fluctuate with current interest rates and with events that affect the debtor's prospects of repaying the loan. (High yield bonds are also known as "junk bonds." They are subject to greater risk of loss of principal and interest, including default risk, than higher-rated bonds.)

Strategic Partners Moderate Growth Fund Diversification Target

                          (CHART)
           www.strategicpartners.com  (800) 225-1852

Annual Report  July 31, 2003

Cumulative Total Returns1                   As of 7/31/03
                                      One Year   Three Years   Since Inception2
Class A                                13.29%      -8.33%          14.36%
Class B                                12.58      -10.37           10.26
Class C                                12.58      -10.37           10.26
Class Z                                13.54       -7.69           15.63
S&P 500 Index3                         10.64      -27.59           -9.16
Lipper Multi-Cap Core Funds Avg.4      11.04      -22.81            5.29

Average Annual Total Returns1               As of 6/30/03
                                      One Year   Three Years   Since Inception2
Class A                                -1.22%       -4.71%           1.57%
Class B                                -1.86        -4.65            1.70
Class C                                 1.12        -4.09            1.68
Class Z                                 4.14        -2.83            2.95
S&P 500 Index3                          0.25       -11.19           -2.45
Lipper Multi-Cap Core Funds Avg.4      -0.42        -9.59            0.24

Past performance is not indicative of future
results. Principal value and investment return
will fluctuate so that an investor's shares,
when redeemed, may be worth more or less than
their original cost. 1Source: Prudential
Investments LLC and Lipper Inc. The cumulative
total returns do not take into account
applicable sales charges. If reflected, the
applicable sales charges would reduce the
cumulative total returns performance quoted.
The average annual total returns do take into
account applicable sales charges. Without a
distribution and service (12b-1) fee waiver of
0.05% for Class A shares through July 31, 2003,
the returns would have been lower. The Fund
charges a maximum front-end sales charge of 5%
for Class A shares and a 12b-1 fee of  0.30%
annually. In some circumstances, Class A shares
may not be subject to a front-end sales charge,
but may be subject to a 1% contingent deferred
sales charge (CDSC) for the first year. Class B
shares are subject to a declining CDSC of 5%,
4%, 3%, 2%, 1%, and 1% respectively for the
first six years after purchase and a 12b-1 fee
of 1% annually. Approximately seven years after
purchase, Class B shares will automatically
convert to Class A shares on a quarterly basis.
Class C shares are subject to a front-end sales
charge of 1%, a CDSC of 1% for shares redeemed
within 18 months of purchase, and a 12b-1 fee
of 1% annually. Class Z shares are not subject
to a sales charge or 12b-1 fee. The returns in
the tables do not reflect the deduction of
taxes that a shareholder would pay on Fund
distributions or following the redemption of
Fund shares. 2Inception date: 11/18/98. 3The
Standard & Poor's 500 Composite Stock Price
Index (S&P 500 Index) is an unmanaged index of
500 stocks of large U.S. public companies. It
gives a broad look at how U.S. stock prices
have performed. 4The Lipper Multi-Cap Core
Funds Average (Lipper Average) represents
returns based on the average return of all
funds in the Lipper Multi-Cap Core Funds
category for the periods noted. Funds in the
Lipper Multi-Cap Core Funds Average invest in a
variety of market capitalization ranges without
concentrating 75% of their equity assets in any
one market capitalization range over an
extended period of time. Multi-cap funds
typically have between 25% and 75% of their
assets invested in companies with market
capitalizations (on a three-year weighted
basis) above 300% of the dollar-weighted median
market capitalization of the 1,000 securities
of the S&P SuperComposite 1500 Index. Multi-cap
funds typically have an average price-to-
earnings ratio, price-to-book ratio, and three-
year sales-per-share growth value compared to
the S&P SuperComposite 1500 Index. The returns
for the S&P 500 Index would be lower if they
included the effects of sales charges,
operating expenses of a mutual fund, or taxes.
Returns for the Lipper Average reflect the
deduction of operating expenses, but not sales
charges or taxes.
                                1

STRATEGIC PARTNERS
ASSET ALLOCATION FUNDS

                               September 15, 2003
DEAR SHAREHOLDER,

Stocks and bonds often move in opposite
directions. Recently, signs of stronger
economic growth helped sustain the rise in equities but weighed on bonds, particularly
U.S. Treasury securities. Regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs. Current market activity should have little impact on planning for your long-term investment goals.

Whether you are investing for your retirement, your children's education, or some other purpose, Strategic Partners mutual funds offer the resources and professional discipline of leading asset management firms. Our team of experienced analysts selected firms that are widely respected by institutional and individual investors. These firms have established track records in the specific asset classes and management styles they offer in Strategic Partners funds. Our analysts continue to monitor their performance and adherence to the investment processes that earned them their reputations.

We recommend that you develop a personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming.
Strategic Partners mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

I was named president of the Strategic Partners
Asset Allocation Funds in March 2003. Thank you for your confidence in Strategic Partners mutual funds. We look forward to serving your future investment needs.

Sincerely,

Judy A. Rice, President
Strategic Partners Asset Allocation Funds/Strategic Partners
Moderate Growth Fund

Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund

Annual Report  July 31, 2003

INVESTMENT ADVISERS' REPORT

MARKET OVERVIEW: STOCKS AND BONDS PERFORMED WELL
Returns over the full 12-month reporting period that ended July 31, 2003 were dominated by substantial gains in the second quarter of 2003. During much of the reporting period, global equity markets were whipsawed by economic and geopolitical uncertainty. Just before war began in Iraq, investors began to think that a war was inevitable but that it would be short. Their growing confidence that the worst economic troubles were behind us sparked a steep market rally. The rally may have driven share prices above the level that earnings growth expectations at that time would justify. Markets slowed to neutral in mid-June and continued to be indecisive through the rest of the reporting period.

As is often the case early in economic
recoveries, shares of companies whose earnings typically respond most to economic growth fared best. Small-cap stocks, particularly small-cap growth stocks, far outpaced large caps. Markets in Europe and Japan did not perform as well as U.S. markets because economic growth in those regions continued to be sluggish. However, returns of European stocks to U.S. investors were given a substantial boost by the decline of the U.S. dollar against the euro. Even so, the returns of the major developed country markets, as measured by the MSCI EAFE Index, trailed broad measures of the U.S. market.

Bond markets remained strong through most of
the reporting period due to low interest rates
caused by uncertainty about the economy. Toward
the end of the period, interest rates rose
somewhat (and bond prices fell) as many
corporations tried to borrow before faster
economic growth and large government budget
deficits drove the cost of borrowing
substantially higher. High yield bonds kept
more of their gains than most fixed income
sectors.
                              3

Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund

Annual Report  July 31, 2003

The Contribution of Asset Allocation. The two largest factors in the strong performance of the Strategic Partners Moderate Growth Fund were its 15% allocation to small-capitalization stocks (including both growth and value styles) and the 15% allocation to high yield (junk) bonds. These more volatile asset classes performed particularly well because they are sensitive to changes in investor confidence.
Although these two stood out, all of the Fund's asset classes added to its return, with both large-cap value and growth stocks reaching double-digit gains. The allocations to core bonds and to international stocks would have held down the Fund's return more than they did had the investment advisers not performed so well.

Large-Cap Growth Stocks.   The Fund's large-cap
growth segment slightly underperformed its target primarily because of a modest underweight and mixed performance in the technology sector. Technology holdings overall made the largest contribution to the portfolio's return, particularly strong performances by positions such as Intel, Cisco
Systems, and SAP, all of which benefited from a cyclical recovery in business activity.
However, these were offset by weakness in some of our semiconductor holdings, such as Texas
Instruments. Performance was enhanced by favorable stock selection in healthcare and financial stocks. Biotechnology holdings, such as Genentech, Amgen, and Gilead Sciences, were particularly strong contributors. In the financial sector, the emphasis on companies that could benefit from the improving capital markets, such as Citigroup, American Express, and Merrill Lynch, added to returns. Less cyclical companies in the consumer staples and industrials sectors detracted from the return.

Large-Cap Value Stocks.  The return on the
Fund's large-cap value segment was slightly above its target primarily because of its emphasis on and selection within the information technology sector. As investors began to anticipate a recovery in technology spending, stocks of a diverse set of companies-- including Agere Systems, Xerox, Hewlett-
Packard, and Solectron--had significant
advances. Two media stocks--EchoStar
Communications and News Corp.--and a selection of electric utilities also made substantial
       www.strategicpartners.com  (800) 225-1852

Asset Class Index Returns              As of 7/31/03

                       (CHART)

The chart above shows returns for one year ended July 31, 2003, of various securities indexes that are generally considered representative of the market sectors in which the fund may invest. Source: Prudential
Investments LLC and Lipper Inc. The performance cited does not represent the performance of the Strategic Partners Moderate Growth Fund. Past performance is not indicative of future results. Investors cannot invest directly in an index.

The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index generally have higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values.

The Morgan Stanley Capital International
Europe, Australasia, and Far East Index (MSCI
EAFE Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives a broad look at how foreign stock prices have performed.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

The Lehman Brothers U.S. Corporate High Yield
Index is an unmanaged index of fixed-rate,
noninvestment-grade debt securities with at
least one year remaining to maturity. The
Lehman Brothers U.S. Corporate High Yield Index
gives a broad look at how high yield (junk)
bonds have performed.
                                5

Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund

Annual Report  July 31, 2003

contributions to the segment's return. These strengths were partially offset by losses on healthcare positions, particularly hospital managers HCA and Tenet Healthcare.

Small/Mid-Cap Growth Stocks. The Fund's small/mid-cap growth segment substantially underperformed its target, although it still returned more than 20% because of the generally strong performance of the asset class. We changed the investment adviser for this asset class in mid-period. Measured over the full period, poor security selection held back the portfolio's return, particularly positions in
Monolithic Systems Technologies (memory
semiconductor technology), Medsource
Technologies (medical device engineering services), and Websense (Internet access management).

RS Investments, the new adviser, was at the helm during the spurt in small-cap growth stocks in the second calendar quarter of 2003.
The portfolio performed well at this time, outperforming its target in part because of its emphasis on consumer-related Internet companies.

Small/Mid-Cap Value Stocks.   The Fund's
small/mid-cap value segment outperformed its target by about eight percentage points over the year, a huge margin. Consumer discretionary stocks such as Hovnanian Enterprises (homes), Harman International (audio equipment), and
Fred's (discount general merchandise) added to performance. Administaff (outsourcing services) and American Tower (cellular telephone towers) also made substantial contributions.

International Stocks. The Fund's international stocks benefited from strong selection in financials, with positions in the banking firms
Barclays and BNP Paribas posting strong
returns. The segment avoided insurers who had invested reserves that exposed them to the poor capital markets. Technology holdings overall declined less than those in the MSCI EAFE
Index. The segment's focus on companies with strong competitive positions helped protect it.
Although an overweight in consumer staples hurt performance, the impact was mitigated by stock selection within the sector. For
           www.strategicpartners.com  (800) 225-1852

example, the segment did not hold the large international grocery chain Ahold, whose share price suffered from news of accounting scandals.

Core Fixed Income.   The Fund's core fixed
income segment outperformed its target by almost five percentage points over the year, a large margin for a bond portfolio. Several different strategies contributed to the strong performance. The investment adviser emphasized shorter maturities, where yields declined most, and selected securities particularly well in the mortgage-based sector. An emphasis on BBB-rated bonds within the corporate sector, especially in the telecom and pipeline industries, and allocations to municipal, Treasury Inflation
Protected (TIP), and emerging market bonds also added to return. A reduction in average duration brought exposure to interest-rate changes closer to neutral before the sharp interest-rate upswing in July 2003, preserving much of the gains.

High Yield Bonds.   Junk bonds had their best
12-month advance in more than a decade.
Interest rates generally had become very low.
As the worst of the corporate accounting scandals receded into history, bond investors began to pursue the higher yields associated with more risky securities. This flood of additional capital into the junk bond market allowed many struggling companies to restructure their debt, pushing their repayment obligations further into the future. The result was a sharp decline in the default rate on junk bonds and a corresponding rise in their market prices.

The Fund's junk bond portfolio trailed the broad high yield market, as measured by the Lehman Brothers U.S. Corporate High Yield
Index, but had a high return nonetheless. The portfolio has generally been conservatively invested within this volatile category, underweighting companies that had a high probability of default. Such distressed companies made up a large part of the Lehman
Brothers U.S. Corporate High Yield Index.
During this reporting period, the largest advances in the index were made by recovering securities, largely in the power-producing and telecommunications industries.

Strategic Partners Moderate Growth Fund Management Team

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  92.3%
COMMON STOCKS  62.2%
-------------------------------------------------------------------------------------
Aerospace & Defense  0.9%
     15,000   General Dynamics Corp.                              $      1,190,100
      5,700   Moog, Inc. (Class A)(a)                                      210,900
     13,000   Northrop Grumman Corp.                                     1,199,120
                                                                  ----------------
                                                                         2,600,120
-------------------------------------------------------------------------------------
Apparel  0.1%
     21,300   Phillips-Van Heusen Corp.                                    306,294
-------------------------------------------------------------------------------------
Automobiles  0.6%
      4,400   Bayerische Motoren Werke (BMW) AG (Germany)                  170,859
      7,200   Harley-Davidson, Inc.                                        337,536
      3,800   Honda Motor Co. Ltd. (Japan)                                 146,584
     64,000   Nissan Motor Co., Ltd. (Japan)                               623,834
     13,800   TBC Corp.(a)                                                 276,828
      4,300   Winnebago Industries, Inc.                                   170,108
                                                                  ----------------
                                                                         1,725,749
-------------------------------------------------------------------------------------
Banks  2.6%
     22,900   ABN AMRO Holding NV, ADR (Netherlands)                       439,983
     20,558   Allied Irish Banks PLC (Ireland)                             284,187
     37,000   Bank of Ireland (Ireland)                                    432,354
     22,500   Bank United Financial Corp. (Class A)(a)                     461,250
    100,300   Barclays PLC (United Kingdom)                                754,951
      8,020   BNP Paribas SA (France)(a)                                   436,183
      5,000   Commerce Bancorp, Inc.                                       202,550
     13,500   Credit Agricole SA (France)                                  257,251
     19,500   Credit Suisse Group (Switzerland)(a)                         612,837
      5,000   First Community Bank Corp. of America(a)                     164,695
      5,100   Hibernia Corp. (Class A)                                     102,051
     89,200   HSBC Holdings PLC (United Kingdom)(a)                      1,104,068
     14,700   NetBank, Inc.                                                182,427
     39,400   Oversea-Chinese Banking Corp., Ltd. (Singapore)              239,793

    8                                      See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
     20,500   Royal Bank of Scotland PLC (United Kingdom)         $        578,982
     11,900   UBS AG (Switzerland)(a)                                      696,839
     29,896   United Overseas Bank Ltd. (Singapore)                        224,462
                                                                  ----------------
                                                                         7,174,863
-------------------------------------------------------------------------------------
Beverages  0.7%
     12,300   Anheuser-Busch Companies, Inc.                               637,386
     31,600   Cadbury Schweppes PLC (United Kingdom)                       191,500
     52,100   Diageo PLC (United Kingdom)                                  532,222
     11,367   Heineken NV (Netherlands)                                    412,485
     11,800   Peet's Coffee & Tea, Inc.(a)                                 216,530
                                                                  ----------------
                                                                         1,990,123
-------------------------------------------------------------------------------------
Biotechnology  1.8%
     31,100   Amgen, Inc.(a)                                             2,163,938
     14,000   Genentech, Inc.(a)                                         1,130,500
     13,200   Gilead Sciences, Inc.(a)                                     900,900
     13,400   Medimmune, Inc.(a)                                           525,146
      8,000   Telik, Inc.(a)                                               152,720
                                                                  ----------------
                                                                         4,873,204
-------------------------------------------------------------------------------------
Building & Construction  0.6%
     21,129   CRH PLC, ADR (Ireland)                                       397,179
     21,950   D.R. Horton, Inc.                                            617,893
     14,800   Hovnanian Enterprises, Inc. (Class A)(a)                     730,380
                                                                  ----------------
                                                                         1,745,452
-------------------------------------------------------------------------------------
Building Products  0.1%
     13,300   Watsco, Inc.                                                 231,819
-------------------------------------------------------------------------------------
Capital Markets  2.3%
     19,900   Bank of New York Co., Inc. (The)                             599,388
     19,200   Goldman Sachs Group, Inc.                                  1,673,088
     12,000   J.P. Morgan Chase & Co.                                      420,600
     15,200   Lehman Brothers Holdings, Inc.                               961,704
     19,100   Mellon Financial Corp.                                       577,775
     37,800   Merrill Lynch & Co., Inc.                                  2,055,186
                                                                  ----------------
                                                                         6,287,741

    See Notes to Financial Statements                                      9

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Chemicals  0.6%
     60,600   IMC Global, Inc.                                    $        442,986
     17,500   Lyondell Chemical Co.,                                       261,975
      5,400   Scotts Co. (Class A)(a)                                      286,200
     13,300   Takeda Chemical Industries Ltd. (Japan)(a)                   474,429
      5,800   Valspar Corp.                                                253,576
                                                                  ----------------
                                                                         1,719,166
-------------------------------------------------------------------------------------
Commercial Banks  0.2%
      5,600   Bank One Corp.                                               221,536
     14,000   FleetBoston Financial Corp.                                  435,260
                                                                  ----------------
                                                                           656,796
-------------------------------------------------------------------------------------
Commercial Services & Supplies  1.8%
     64,700   Administaff, Inc.(a)                                         822,337
     33,500   Allied Waste Industries, Inc.(a)                             406,020
      6,000   Bright Horizons Family Solutions, Inc.(a)                    219,000
     30,400   Cendant Corp.(a)                                             545,680
     10,100   Coinstar, Inc.(a)                                            140,693
     11,600   ebookers PLC, ADR (United Kingdom)(a)                        210,076
      5,100   Forrester Research, Inc.(a)                                   86,190
      9,300   Global Payments, Inc.(a)                                     327,453
      4,600   ICON PLC, ADR (Ireland)(a)                                   160,080
     18,600   Integrated Alarm Services Group, Inc.(a)                     172,236
      8,800   Kelly Services, Inc. (Class A)                               225,808
     14,000   NDCHealth Corp. (Class A)                                    280,140
     22,500   Rentokil Initial PLC (United Kingdom)                         69,352
     13,600   Republic Services, Inc.(a)                                   329,120
     27,300   Scientific Games Corp. (Class A)(a)                          229,320
      3,450   UTI Worldwide, Inc.                                          121,733
     24,700   Waste Management, Inc.(a)                                    590,083
                                                                  ----------------
                                                                         4,935,321
-------------------------------------------------------------------------------------
Communications Equipment  1.2%
     90,100   Cisco Systems, Inc.(a)                                     1,758,752
     17,400   Harris Corp.                                                 563,238
     40,100   Nokia OYJ ADR (Finland)                                      613,530

    10                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
     22,500   Powerwave Technologies, Inc.(a)                     $        173,250
     50,900   Stratex Networks, Inc.(a)                                    183,749
                                                                  ----------------
                                                                         3,292,519
-------------------------------------------------------------------------------------
Computers & Peripherals  1.7%
     15,200   Cray, Inc.(a)                                                168,264
     37,200   Dell, Inc.(a)                                              1,252,896
    100,694   Hewlett-Packard Co.                                        2,131,692
      6,500   IBM Corp.                                                    528,125
      9,900   Merge Technologies, Inc.(a)                                  146,223
     20,400   Seagate Technology (Cayman Islands)                          444,720
                                                                  ----------------
                                                                         4,671,920
-------------------------------------------------------------------------------------
Containers & Packaging
        700   Temple-Inland, Inc.                                           32,473
-------------------------------------------------------------------------------------
Consumer Finance  0.9%
     46,100   American Express Co.                                       2,036,237
      9,500   SLM Corp.                                                    393,870
                                                                  ----------------
                                                                         2,430,107
-------------------------------------------------------------------------------------
Diversified Financial Services  2.4%
      7,400   Acom Co., Ltd. (Japan)(a)                                    279,315
     33,600   AmeriCredit Corp.(a)                                         249,648
      9,500   Astoria Financial Corp.                                      267,330
      8,400   Bankrate, Inc.(a)                                            126,168
     69,500   Citigroup, Inc.                                            3,113,600
     13,100   Eaton Vance Corp.                                            438,326
      5,800   eSpeed, Inc. (Class A)(a)                                    108,112
     19,300   Fortis NL NV (Netherlands)                                   354,740
      9,400   Jefferies Group, Inc.                                        558,078
      8,600   Quiksilver, Inc.(a)                                          148,608
     12,200   Raymond James Financial, Inc.                                423,950
      9,000   Saxon Capital, Inc.(a)                                       156,060
      2,000   Student Loan Corp.                                           244,000
                                                                  ----------------
                                                                         6,467,935

    See Notes to Financial Statements                                     11

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Diversified Telecommunication Services  1.0%
     27,300   BellSouth Corp.                                     $        695,331
     45,500   Koninklijke KPN NV (Netherlands)(a)                          311,886
        813   NTL Inc.(a)                                                   33,992
     10,700   SBC Communications, Inc.                                     249,952
     87,500   Telecom Italia SpA (Italy)                                   742,585
     20,100   Verizon Communications, Inc.                                 700,686
                                                                  ----------------
                                                                         2,734,432
-------------------------------------------------------------------------------------
Electric Utilities  1.0%
     57,500   CLP Holdings Ltd. (Hong Kong)                                252,877
      5,800   Dominion Resources, Inc.                                     348,580
      9,900   DTE Energy Co.                                               353,529
     24,120   Endesa SA (Spain)                                            382,793
     11,500   FirstEnergy Corp.                                            396,635
     12,400   PG&E Corp.(a)                                                265,980
     11,100   PNM Resources, Inc.                                          296,259
     25,400   TXU Corp.                                                    512,317
                                                                  ----------------
                                                                         2,808,970
-------------------------------------------------------------------------------------
Electrical Equipment  0.1%
     21,020   Kesa Electricals PLC (United Kingdom)(a)                      69,267
      4,700   Schneider Electric SA (France)(a)                            252,550
                                                                  ----------------
                                                                           321,817
-------------------------------------------------------------------------------------
Electronic Equipment & Instruments  1.5%
     30,400   Agilent Technologies, Inc.(a)                                660,592
      5,600   Analogic Corp.                                               270,368
      5,400   Applied Films Corp.                                          134,244
      3,400   FANUC Ltd. (Japan)(a)                                        188,975
     19,600   FLIR Systems, Inc.(a)                                        531,160
      9,400   Harman International Industries, Inc.                        785,840
     23,056   Koninklijke (Royal) Philips Electronics
               N.V.(Denmark)(a)                                            486,059
     41,800   Sanmina-SCI Corp.(a)                                         331,892
    142,600   Solectron Corp.(a)                                           728,686
                                                                  ----------------
                                                                         4,117,816

    12                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Energy Equipment & Services  2.6%
     17,500   Baker Hughes, Inc.                                  $        549,675
     11,100   BJ Services Co.(a)                                           380,175
      9,300   Cal Dive International, Inc.(a)                              184,140
     42,300   ENSCO International, Inc.                                  1,060,461
     45,000   GlobalSantaFe Corp.                                        1,001,250
     38,700   Halliburton Co.                                              857,979
     13,400   Nabors Industries, Ltd.(a)                                   479,720
     39,000   Schlumberger Ltd.                                          1,757,730
     22,700   Superior Energy Services, Inc.(a)                            204,754
     17,900   Weatherford International, Ltd. (Bermuda)(a)                 649,233
                                                                  ----------------
                                                                         7,125,117
-------------------------------------------------------------------------------------
Exchange-Traded Funds  0.5%
      8,000   iShares Dow Jones U.S. Basic Materials Sector
               Index Fund                                                  307,680
     20,700   iShares Russel 2000                                        1,064,601
                                                                  ----------------
                                                                         1,372,281
-------------------------------------------------------------------------------------
Food & Drug Retailing  0.3%
     39,000   Boots Co. PLC (United Kingdom)                               414,700
      5,100   Carrefour SA (France)                                        236,731
     73,400   Tesco PLC (United Kingdom)                                   253,968
                                                                  ----------------
                                                                           905,399
-------------------------------------------------------------------------------------
Food & Staples Retailing  0.7%
     27,700   Wal-Mart Stores, Inc.                                      1,548,707
      8,800   Whole Foods Market, Inc.(a)                                  448,589
                                                                  ----------------
                                                                         1,997,296
-------------------------------------------------------------------------------------
Food Products  0.6%
     36,900   ConAgra Foods, Inc.                                          831,357
     19,300   Kraft Foods, Inc.                                            536,733
     42,400   Unilever PLC (United Kingdom)                                348,619
                                                                  ----------------
                                                                         1,716,709
-------------------------------------------------------------------------------------
Gas Utilities  0.4%
     84,000   Hong Kong & China Gas (Hong Kong)                            107,164
     15,700   Oneok, Inc.                                                  327,502
     13,300   Sempra Energy                                                370,139
     69,000   Snam Rete Gas SpA (Italy)                                    265,609
                                                                  ----------------
                                                                         1,070,414

    See Notes to Financial Statements                                     13

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
Health Care Equipment & Supplies  1.5%
     12,500   Boston Scientific Corp.(a)                          $        790,375
      7,400   CIMA Labs, Inc.(a)                                           213,120
     11,500   Conceptus, Inc.                                              192,970
     14,000   Cooper Cos., Inc. (The)                                      490,700
      6,500   Dade Behring Holdings, Inc.(a)                               160,550
     11,400   Diagnostic Products Corp.                                    436,620
      6,100   EPIX Medical, Inc.(a)                                        114,924
      8,400   FEI Co.(a)                                                   186,480
      4,000   INAMED Corp.(a)                                              265,600
     14,200   Laserscope(a)                                                144,130
     10,400   Medtronic, Inc.                                              535,600
     18,300   Osteotech, Inc.(a)                                           247,050
      4,700   Ventana Medical Systems, Inc.(a)                             175,733
      4,900   Zoll Medical Corp.(a)                                        154,056
                                                                  ----------------
                                                                         4,107,908
-------------------------------------------------------------------------------------
Health Care Providers & Services  1.2%
     14,900   American Medical Security Group, Inc.                        297,404
     15,400   Covance, Inc.(a)                                             318,780
      7,200   IMPAC Medical Systems, Inc.(a)                               174,240
      9,500   Inveresk Research Group, Inc.(a)                             161,405
      8,400   LabOne, Inc.(a)                                              188,580
      9,200   Lincare Holdings, Inc.(a)                                    334,880
     12,800   Pediatrix Medical Group, Inc.(a)                             521,344
     19,600   Pharmaceutical Product Development, Inc.(a)                  490,980
     13,600   Quintiles Transnational Corp.(a)                             187,000
     18,100   Serologicals Corp.(a)                                        278,016
     17,500   Tenet Healthcare Corp.(a)                                    241,150
                                                                  ----------------
                                                                         3,193,779
-------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure  1.5%
     12,900   Brinker International, Inc.(a)                               451,500
      6,000   CEC Entertainment, Inc.(a)                                   210,900
     10,600   Chicago Pizza & Brewery, Inc.(a)                             116,706
     15,200   K2, Inc.(a)                                                  250,800
     13,800   Marriott International, Inc. (Class A)                       567,180

    14                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
     37,900   McDonald's Corp.                                    $        872,079
      5,800   RARE Hospitality International, Inc.(a)                      202,484
      8,400   Sonic Corp.(a)                                               205,296
     39,700   Starbucks Corp.(a)                                         1,085,001
     14,500   WMS Industries, Inc.(a)                                      257,810
                                                                  ----------------
                                                                         4,219,756
-------------------------------------------------------------------------------------
Household Products  0.8%
      7,600   Jarden Corp.(a)                                              224,884
     20,000   Kao Corp. (Japan)                                            374,964
     19,100   Kimberly-Clark Corp.                                         924,440
     12,900   Kirkland's, Inc.(a)                                          198,015
      5,400   Procter & Gamble Co.                                         474,498
                                                                  ----------------
                                                                         2,196,801
-------------------------------------------------------------------------------------
Industrial Conglomerates  0.8%
      7,800   3M Co.                                                     1,093,559
      7,000   Siemens AG (Germany)                                         393,866
     15,100   Smiths Industries PLC (Germany)                              178,040
     29,100   Tyco International Ltd. (Bermuda)                            541,260
                                                                  ----------------
                                                                         2,206,725
-------------------------------------------------------------------------------------
Insurance  2.9%
     27,020   Alleanza Assicurazionni (Italy)                              262,764
     13,500   Allstate Corp.                                               513,405
     16,012   American International Group, Inc.                         1,027,970
     10,100   Commerce Group, Inc.                                         384,305
     20,200   Hartford Financial Services Group, Inc.                    1,054,238
     10,900   Infinity Property & Casualty Corp.                           286,561
     10,800   Loews Corp.                                                  496,800
     12,000   Philadelphia Consolidated Holding Corp.(a)                   484,080
      5,000   ProAssurance Corp.(a)                                        140,750
      6,300   Protective Life Corp.                                        183,582
     11,500   Scottish Annuity & Life Holdings, Ltd. (Cayman
               Islands)                                                    262,775
      4,200   Swiss Reinsupance (Switzerland)                              265,827
     33,100   Travelers Property Casualty Corp. (Class A)                  536,220
     32,400   UnumProvident Corp.                                          439,992

    See Notes to Financial Statements                                     15

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
     21,100   XL Capital, Ltd. (Cayman Islands) (Class A)         $      1,677,450
                                                                  ----------------
                                                                         8,016,719
-------------------------------------------------------------------------------------
Internet & Catalog Retail  0.2%
      5,200   eBay, Inc.(a)                                                557,440
-------------------------------------------------------------------------------------
Internet Software & Services  0.7%
      1,600   ActivCard SA ADR (France)                                     13,168
     19,300   Autobytel, Inc.(a)                                           126,994
     38,800   Digitas Inc.(a)                                              225,040
      6,100   FindWhat.com(a)                                              126,941
     13,700   InfoSpace, Inc.(a)                                           219,611
     37,000   Lionbridge Technologies, Inc.(a)                             256,410
     10,300   RADWARE Ltd. (Israel)(a)                                     176,027
     66,500   Tumbleweed Communications Corp.(a)                           175,560
      5,300   United Online, Inc.(a)                                       166,049
     14,000   Yahoo!, Inc.(a)                                              435,820
                                                                  ----------------
                                                                         1,921,620
-------------------------------------------------------------------------------------
IT Services  0.3%
     12,100   First Data Corp.                                             456,896
     12,900   Paychex, Inc.                                                419,637
                                                                  ----------------
                                                                           876,533
-------------------------------------------------------------------------------------
Machinery  0.3%
      7,200   Navistar International Corp.(a)                              280,944
     10,500   Sandvik AB (Sweden)                                          292,141
      5,100   Snap-On, Inc.                                                144,432
                                                                  ----------------
                                                                           717,517
-------------------------------------------------------------------------------------
Media  2.7%
     20,600   AOL Time Warner, Inc.(a)                                     317,858
     12,400   Clear Channel Communications, Inc.                           507,780
     25,000   CNET Networks, Inc.(a)                                       182,500
     16,300   DoubleClick, Inc.(a)                                         182,886
     27,200   General Motors Corp. (Class H)(a)                            373,456
      9,200   Knight-Ridder, Inc.                                          631,396
      7,000   Lagardere SA (France)                                        312,398

    16                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
     68,600   Liberty Media Corp. (Class A)(a)                    $        760,774
     11,700   New York Times Co. (Class A)                                 521,820
      5,800   Omnicom Group Inc.                                           428,504
      9,700   Scholastic Corp.(a)                                          282,949
     38,100   Sinclair Broadcast Group, Inc. (Class A)(a)                  393,573
     24,900   Univision Communications, Inc. (Class A)(a)                  776,880
     37,230   Viacom, Inc. (Class B)                                     1,620,250
                                                                  ----------------
                                                                         7,293,024
-------------------------------------------------------------------------------------
Metals & Mining  0.5%
     78,749   BHP Billiton Ltd. (Australia)                                500,165
     12,600   Freeport-McMoRan Copper & Gold, Inc. (Class B)(a)            337,554
      9,100   Newmont Mining Corp.                                         328,510
     14,300   Rio Tinto PLC (United Kingdom)                               296,528
                                                                  ----------------
                                                                         1,462,757
-------------------------------------------------------------------------------------
Multiline Retail  1.2%
     14,500   Federated Department Stores, Inc.(a)                         580,145
     27,900   Fred's, Inc.                                                 816,912
     11,900   J.C. Penney Co., Inc.                                        221,102
     28,700   Kohl's Corp.(a)                                            1,703,345
                                                                  ----------------
                                                                         3,321,504
-------------------------------------------------------------------------------------
Office Electronics  0.5%
     11,000   Canon, Inc. (Japan)                                          529,263
     78,600   Xerox Corp.                                                  848,880
                                                                  ----------------
                                                                         1,378,143
-------------------------------------------------------------------------------------
Oil & Gas  3.1%
      8,355   Apache Corp.                                                 517,676
     84,400   BP PLC (United Kingdom)                                      577,952
     31,300   Chesapeake Energy Corp.                                      299,541
     23,900   Eni SpA (Italy)                                              352,669
     21,400   Exxon Mobil Corp.                                            761,412
     45,500   Grey Wolf, Inc.(a)                                           160,615
     15,800   Key Energy Services, Inc.(a)                                 147,098
     28,700   Occidental Petroleum Corp.                                   938,203
     16,100   Oil States International, Inc.(a)                            181,125

    See Notes to Financial Statements                                     17

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
     15,100   Royal Dutch Petroleum Co. (Netherlands)             $        662,840
     15,600   Statoil ASA (Norway)                                         140,515
     11,700   Swift Energy Co.(a)                                          131,976
     71,000   Tokyo Gas Co. Ltd. (Japan)                                   208,503
     11,263   Total SA (France) (Class B)                                1,670,847
      9,585   Total SA, ADR (France)                                       705,456
      9,400   Unit Corp.(a)                                                183,958
     13,800   Westport Resources Corp.(a)                                  286,350
     23,833   XTO Energy, Inc.                                             459,977
                                                                  ----------------
                                                                         8,386,713
-------------------------------------------------------------------------------------
Paper & Forest Products  0.8%
     21,300   Boise Cascade Corp.                                          528,027
     25,500   Georgia-Pacific Corp.                                        557,175
     27,800   International Paper Co.                                    1,087,536
                                                                  ----------------
                                                                         2,172,738
-------------------------------------------------------------------------------------
Personal Products  0.2%
      8,400   Avon Products, Inc.                                          524,076
      9,500   Chattem, Inc.                                                166,250
                                                                  ----------------
                                                                           690,326
-------------------------------------------------------------------------------------
Pharmaceuticals  4.2%
     22,900   Abbott Laboratories                                          898,825
     11,600   Able Laboratories, Inc.                                      284,200
      9,100   Allergan, Inc.                                               732,368
      3,600   Angiotech Pharmaceuticals, Inc. (Canada)(a)                  159,300
     18,200   AstraZeneca PLC, ADR (United Kingdom)                        732,004
     13,100   AtheroGenics, Inc.(a)                                        189,950
      5,500   Barr Laboratories, Inc.(a)                                   371,525
      8,400   Bradley Pharmaceuticals, Inc.(a)                             157,080
     25,000   Bristol-Myers Squibb Company                                 655,000
      9,800   CollaGenex Pharmaceuticals, Inc.                             132,300
      7,200   Esperion Therapeutics, Inc.(a)                               116,136
     15,100   Forest Laboratories, Inc.(a)                                 722,988
     47,200   GlaxoSmithKline PLC (United Kingdom)(a)                      904,395
     12,000   Johnson & Johnson                                            621,480

    18                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
     15,100   KV Pharmaceutical Co.(a)                            $        434,427
      9,800   Ligand Pharmaceuticals, Inc. (Class B)(a)                    125,734
     14,800   Merck & Co., Inc.                                            818,144
      7,400   Novo Nordisk A/S (Denmark)                                   248,290
      3,000   Penwest Pharmaceuticals Co.(a)                                69,510
     36,574   Pfizer, Inc.                                               1,220,109
     16,300   POZEN, Inc.(a)                                               213,530
      3,500   Roche Holding AG-Genusshein (Switzerland)                    291,879
     14,700   Teva Pharmaceutical Industries Ltd. ADR                      842,898
      9,900   Vicuron Pharmaceuticals, Inc.(a)                             130,878
      8,400   Wyeth                                                        382,872
                                                                  ----------------
                                                                        11,455,822
-------------------------------------------------------------------------------------
Real Estate Investment Trusts  0.2%
      3,700   Alexandria Real Estate Equities, Inc.                        169,275
      5,400   Entertainment Properties Trust                               166,320
      5,100   SL Green Realty Corp.                                        182,631
                                                                  ----------------
                                                                           518,226
-------------------------------------------------------------------------------------
Road & Rail  0.3%
         59   East Japan Railway (Japan)                                   258,916
     10,100   Union Pacific Corp.                                          615,494
                                                                  ----------------
                                                                           874,410
-------------------------------------------------------------------------------------
Schools  0.1%
      6,000   Sylvan Learning Systems, Inc.(a)                             159,540
-------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment  3.7%
      7,200   Actel Corp.(a)                                               175,320
    178,000   Agere Systems, Inc. (Class B)(a)                             471,700
     21,400   Altera Corp.(a)                                              411,736
     13,000   Analog Devices, Inc.(a)                                      493,350
     30,300   Applied Materials, Inc.(a)                                   590,850
     13,100   Ase Test Limited(a)                                           88,556
      7,600   DSP Group, Inc.(a)                                           199,348
     14,100   Exar Corp.(a)                                                201,630
     63,200   Genus, Inc.(a)                                               176,960
     72,200   Intel Corp. (Class A)                                      1,801,390

    See Notes to Financial Statements                                     19

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
     18,300   KLA-Tencor Corp.(a)                                 $        945,195
     26,700   Kopin Corp.(a)                                               201,318
     52,800   LogicVision, Inc.(a)                                         173,184
     13,100   Mykrolis Corp.(a)                                            162,047
     15,100   Novellus Systems, Inc.(a)                                    540,731
     37,700   PLX Technology, Inc.(a)                                      175,682
      7,800   Power Integrations, Inc.(a)                                  222,924
     29,200   STMicroelectronics NV (Switzerland)                          624,588
     59,600   Texas Instruments, Inc.                                    1,124,652
      7,600   Ultratech Stepper, Inc.(a)                                   176,700
      5,000   Varian Semiconductor Equipment Associates,
               Inc.(a)                                                     166,250
      9,900   White Electronic Designs Corp.(a)                            112,761
     10,300   Xicor, Inc.(a)                                                90,537
     21,800   Xilinx, Inc.(a)                                              572,904
      9,000   Zoran Corp.(a)                                               243,990
                                                                  ----------------
                                                                        10,144,303
-------------------------------------------------------------------------------------
Software  1.8%
      6,000   Altiris, Inc.(a)                                             116,760
     32,700   Embarcadero Technologies, Inc.(a)                            266,832
      2,800   InterVideo, Inc.(a)                                           57,064
     91,600   Microsoft Corp.                                            2,418,240
     16,900   OPNET Technologies, Inc.(a)                                  193,167
     12,700   PC-Tel, Inc.(a)                                              144,653
     13,000   Per-Se Technologies, Inc.(a)                                 182,390
     25,500   SAP AG                                                       748,425
      6,000   Synopsys, Inc.(a)                                            375,060
     23,500   Verity, Inc.(a)                                              312,785
                                                                  ----------------
                                                                         4,815,376
-------------------------------------------------------------------------------------
Specialty Retail  2.4%
      7,900   Aaron Rents, Inc. (Class B)                                  225,545
     27,900   Ashworth, Inc.                                               197,532
     30,900   Bed Bath & Beyond, Inc.(a)                                 1,195,521
      7,500   CarMax, Inc.(a)                                              266,250
     28,400   Casual Male Retail Group, Inc.(a)                            174,092
      4,600   Cost Plus, Inc.(a)                                           171,442

    20                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
     19,400   Compagnie Financiere Richemont AG (Switzerland)     $        351,828
     21,400   CSK Auto Corp.                                               316,720
      8,000   Guitar Center, Inc.(a)                                       269,600
      7,400   Hot Topic, Inc.(a)                                           213,860
     98,962   Kingfisher PLC (United Kingdom)                              446,212
     11,600   Lowe's Companies, Inc.                                       551,696
     19,100   Movie Gallery, Inc.(a)                                       382,000
      6,500   Regis Corp.                                                  200,135
     27,800   Tiffany & Co.                                                955,208
     42,500   ToysRUs, Inc.(a)                                             473,875
                                                                  ----------------
                                                                         6,391,516
-------------------------------------------------------------------------------------
Thrifts & Mortgage Finance  0.1%
      2,300   Freddie Mac                                                  112,355
-------------------------------------------------------------------------------------
Tobacco  0.8%
     10,700   Altadis SA (Class A) (Spain)                                 266,401
     25,900   Altria Group Inc.                                          1,036,259
     17,180   Imperial Tobacco Group PLC (United Kingdom)                  270,362
     24,900   Loews Corp. - Carolina Group                                 624,492
                                                                  ----------------
                                                                         2,197,514
-------------------------------------------------------------------------------------
Transportation  0.2%
      6,600   Forward Air Corp.(a)                                         195,294
      2,050   Old Dominion Freight Line, Inc.(a)                            65,600
      9,700   Pacer International, Inc.(a)                                 189,441
      4,600   Vitran Corporation, Inc. (Class A)(a)                         36,846
                                                                  ----------------
                                                                           487,181
-------------------------------------------------------------------------------------
Wireless Telecommunication Services  2.0%
     73,900   American Tower Corp. (Class A)(a)                            672,490
     15,100   Centillium Communications, Inc.(a)                           135,296
     37,400   Deutsche Telekom AG (Germany)(a)                             566,609
      9,300   Intrado, Inc.(a)                                             152,055
     47,555   Netia SA (Poland)(a)                                          43,857
     46,600   Nokia Corp., ADR (Japan)                                     714,381
        250   NTT DoCoMo, Inc. (Japan)(a)                                  572,400
     86,900   Sprint Corp. (PCS Group)(a)                                  534,435

    See Notes to Financial Statements                                     21

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares        Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
    504,300   Vodafone Group PLC (United Kingdom)                 $        956,557
     45,100   Vodafone Group PLC, ADR (United Kingdom)                     855,998
     11,900   Wireless Facilities, Inc.(a)                                 143,752
                                                                  ----------------
                                                                         5,347,830
                                                                  ----------------
              Total common stocks
               (cost $150,187,507)                                     170,535,929
                                                                  ----------------
PREFERRED STOCKS  0.7%
-------------------------------------------------------------------------------------
Cable  0.2%
      4,730   CSC Holdings, Inc., Ser. H, 11.75%                           494,285
      1,650   CSC Holdings, Inc., Ser. M, 11.125%                          171,600
                                                                  ----------------
                                                                           665,885
-------------------------------------------------------------------------------------
Electronic Components  0.1%
      5,650   General Motors Corp, Ser. C, 6.25%                           139,555
-------------------------------------------------------------------------------------
Media  0.4%
     44,300   The News Corp., Ltd., ADR (Australia)                      1,135,852
-------------------------------------------------------------------------------------
Publishing
      1,000   Primedia, Inc., Ser D, 10.00%                                 95,500
-------------------------------------------------------------------------------------
Telecommunications
        687   McLeodUSA, Inc., Ser. A, 2.50%                                 3,311
                                                                  ----------------
              Total preferred stocks
               (cost $1,754,785)                                         2,040,103
                                                                  ----------------
WARRANTS
      1,525   McLeodUSA, Inc. (cost $0)                                        412
                                                                  ----------------

    22                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
CORPORATE BONDS  14.3%
-------------------------------------------------------------------------------------
Aerospace & Defense  0.3%
B2             $       35       Alliant Techsystems, Inc.,
                                 Sr. Sub. Notes,
                                 8.50%, 5/15/11                      $         37,450
B1                    175       Aviall, Inc., Sr. Notes,
                                 7.625%, 7/1/11                               174,125
B1                    150       Esterline Technologies, Sr. Sub
                                 Notes,
                                 7.75%, 6/15/13                               154,500
                                K&F Industries, Inc.,
                                 Sr. Sub. Notes,
B3                    100       9.25%, 10/15/07                               103,750
                                Ser. B,
B3                    100       9.625%, 12/15/10                              109,500
B1                    125       Sequa Corp., Sr. Notes,
                                 8.875%, 4/1/08                               130,313
Ba3                   125       L-3 Communications Corp., Sr. Sub.
                                 Notes,
                                 7.625%, 6/15/12(h)                           131,250
                                                                     ----------------
                                                                              840,888
-------------------------------------------------------------------------------------
Airlines  0.1%
                                AMR Corp.,
                                 Debs., MTN,
Caa2                   50       10.00%, 4/15/21                                30,000
                                MTN,
NR                    100       10.55%, 3/12/21                                60,000
                                Continental Airlines, Inc., Pass
                                 Through Trust,Ser. 1996-C
                                 Certificates,
B3                     10       8.00%, 12/15/05                                 8,950
B3                     69       9.50%, 10/15/13                                42,820
                                Delta Air Lines, Inc.,
                                 Notes,
Ba3                    50       7.70%, 12/15/05                                45,000
                                Sr. Notes,
Ba3                   230       8.30%, 12/15/29                               156,400

    See Notes to Financial Statements                                     23

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
B2             $       50       Northwest Airlines, Inc., Sr.
                                 Notes,
                                 8.875%, 6/1/06                      $         37,500
                                                                     ----------------
                                                                              380,670
-------------------------------------------------------------------------------------
Auto & Truck  0.2%
Baa3                  150       ArvinMeritor, Inc., Notes,
                                 8.75%, 3/1/12                                154,500
Ba1                    50       Lear Corp., Gtd Notes, Ser B,
                                 7.96%, 5/15/05                                53,500
Ba1                    50       Navistar International Corp., Sr.
                                 Notes,
                                 9.375%, 6/1/06                                54,750
B1                     70       TRW Automotive, Inc., Sr. Notes,
                                 9.375%, 2/15/13                               76,300
B3                     95       United Components, Inc., Sr. Sub.
                                 Notes,
                                 9.375%, 6/15/13                               99,038
                                                                     ----------------
                                                                              438,088
-------------------------------------------------------------------------------------
Banking  0.1%
Ba3                   100       Chevy Chase Savings Bank, Sr. Sub.
                                 Debs.,
                                 9.25%, 12/1/05                               100,250
Ba2                    65       Sovereign Bancorp, Inc., Sr.
                                 Notes,
                                 10.50%, 11/15/06                              76,923
B1                     55       Western Financial Svgs. Bank, Sub.
                                 Debs.,
                                 8.875%, 8/1/07                                57,200
                                                                     ----------------
                                                                              234,373
-------------------------------------------------------------------------------------
Building & Construction  0.3%
Ba2                   125       American Standard, Inc.,
                                 7.375%, 4/15/05                              132,500
Ba1                   215       D.R. Horton, Inc., Sr. Notes,
                                 7.875%, 8/15/11                              226,825
Ba3                    95       KB Home, Sr. Sub. Notes,
                                 8.625%, 12/15/08                             104,025

    24                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
                                Nortek Holdings Inc.,
                                 Sr. Notes,
B1             $      100       8.875%, 8/1/08                       $        103,500
B1                    125       9.25%, 3/15/07                                128,125
                                                                     ----------------
                                                                              694,975
-------------------------------------------------------------------------------------
Cable  0.7%
NR                     50       Callahan Nordrhein Nestfalen KG
                                 (Germany), Sr. Disc. Notes,
                                 16.00%, 7/15/10(b)                             1,500
B3                    100       Coaxial Communications, Inc., Gtd.
                                 Notes,
                                 10.00%, 8/15/06                              102,500
                                Charter Communications Holdings,
                                 Sr. Disc. Notes, Zero Coupon,
                                 (until 5/15/06),
Ca                    445       11.75%, 5/15/11                               238,074
                                Sr. Notes,
Ca                    300       10.00%, 5/15/11                               225,000
                                CSC Holdings, Inc.,
                                 Sr. Sub. Debs.,
B2                     50       10.50%, 5/15/16                                53,250
                                Sr. Notes, Series B,
B1                     75       7.625%, 4/1/11                                 72,750
B1                    145       DIRECTV Holdings/Finance, Sr.
                                 Notes,
                                 8.375%, 3/15/13                              160,225
                                Echostar DBS Corp., Sr. Notes,
Ba3                   415       9.125%, 1/15/09                               455,462
Ba3                    75       9.375%, 2/1/09                                 79,219
Ba3                    50       10.375%, 10/1/07                               54,375
B2                    250       Mediacom LLC Capital Corp., Sr.
                                 Notes,
                                 7.875%, 2/15/11                              235,313
B3                    150       Paxson Communications Corp., Sr.
                                 Sub. Notes,
                                 10.75%, 7/15/08                              153,000

    See Notes to Financial Statements                                     25

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
                                United Pan Europe Communications,
                                 Sr. Disc. Notes, Zero Coupon
                                 (until 8/1/04),
Ca             $       90       12.5%, 8/1/09                        $         19,913
Ca                     50       13.75%, 2/1/10                                 10,000
                                                                     ----------------
                                                                            1,860,581
-------------------------------------------------------------------------------------
Casinos  0.8%
B2                     35       Argosy Gaming, Sr. Notes,
                                 9.00%, 9/1/11                                 37,275
B1                     80       Boyd Gaming Corp., Sr. Sub. Notes,
                                 8.75%, 4/15/12                                85,800
B3                     75       Coast Hotels & Casinos, Inc.,
                                 9.50%, 4/1/09                                 78,938
                                Mandalay Resort Group,
                                 Debs.
Ba2                   100       6.70%, 11/15/96                               100,875
                                Sr. Notes,
Ba2                   225       6.50%, 7/31/09                                222,188
Ba2                   495       MGM Mirage, Inc., Gtd. Notes,
                                9.75%, 6/1/07                                 542,024
                                Mohegan Tribal Gaming Authority,
                                 Sr. Notes,
Ba3                   150       6.375%, 7/15/09                               147,375
                                Sr. Sub. Notes,
Ba3                    35       8.00%, 4/1/12                                  37,450
                                Park Place Entertainment Corp.,
                                 Sr. Notes,
Ba2                   290       7.50%, 9/1/09                                 309,575
                                Sr. Sub. Notes,
Ba2                    10       8.125%, 5/15/11                                10,850
Ba2                    30       9.375%, 2/15/07                                32,775
B2                    200       Station Casinos, Inc., Sr. Sub.
                                 Notes,
                                 9.875%, 7/1/10                               217,500
B3                    235       Venetian Casino Resort LLC, Second
                                 Mtge.,
                                 11.00%, 6/15/10                              259,675

    26                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
B3             $      175       Wynn Las Vegas LLC,
                                 12.00%, 11/1/10                     $        196,000
                                                                     ----------------
                                                                            2,278,300
-------------------------------------------------------------------------------------
Chemicals  0.7%
B1                     90       Equistar Chemical/Funding, Sr.
                                 Notes,
                                 10.625%, 5/1/11                               89,100
Ba1                   200       Hercules, Inc., Debs.,
                                 6.60%, 8/1/27                                200,000
B2                    150       Huntsman Advanced Materials,
                                 Sec'd.,
                                 11.00%, 7/15/10                              159,000
Caa1                  336       Huntsman International LLC, Gtd.
                                 Notes,
                                 10.125%, 7/1/09                              322,560
                                IMC Global, Inc., Notes,
B2                     50       7.625%, 11/1/05                                52,750
B1                     25       11.25%, 6/1/11                                 25,000
B1                    175       10.875%, 8/1/13                               172,375
B2                    125       ISP Chemco, Inc., Sr. Sub. Notes,
                                 Ser. B,
                                 10.25%, 7/1/11                               140,625
                                Lyondell Chemical Co.,
Ba3                    85       9.875%, 5/1/07                                 82,450
                                Sr. Sub. Notes,
Ba3                   100       10.875%, 5/1/09                                92,000
Caa2                  194       OM Group, Inc., Sr. Sub. Notes,
                                 9.25%, 12/15/11                              190,120
Ba3                    45       Rhodia SA (France), Sr. Sub.
                                 Notes,
                                 8.875%, 6/1/11                                42,975
B3                    175       Rockwood Specialties Corp., Sr.
                                 Sub. Notes,
                                 10.625%, 5/15/11                             179,813
Ba3                   125       Westlake Chemical Corp., Sr.
                                 Notes,
                                 8.75%, 7/15/11                               124,375
                                                                     ----------------
                                                                            1,873,143

    See Notes to Financial Statements                                     27

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
Commercial Services  0.1%
B2             $       75       Iron Mountain, Inc., Sr. Sub.
                                 Notes,
                                 8.625%, 4/1/13                      $         78,188
B2                    135       United Rentals, Inc., Gtd. Notes,
                                 9.50%, 6/1/08                                132,300
                                                                     ----------------
                                                                              210,488
-------------------------------------------------------------------------------------
Computer Services  0.1%
                                Unisys Corp., Sr. Notes,
Ba1                   100       7.25%, 1/15/05                                103,000
Ba1                   120       8.125%, 6/1/06                                126,600
                                                                     ----------------
                                                                              229,600
-------------------------------------------------------------------------------------
Consumer Services  0.2%
B1                    150       Alliance Atlantis Commerce, Inc.,
                                 Sr. Sub. Notes,
                                 13.00%, 12/15/09                             169,500
B2                    125       Coinmach Corp., Sr. Notes,
                                 9.00%, 2/1/10                                130,625
NR                    150       KinderCare Learning Center, Inc.,
                                 Sr. Sub. Notes,
                                 9.50%, 2/15/09                               153,375
B1                    250       Service Corp. International, Sr.
                                 Notes,
                                 6.50%, 3/15/08                               242,500
                                                                     ----------------
                                                                              696,000
-------------------------------------------------------------------------------------
Containers  0.5%
                                Anchor Glass Container Corp.,
                                 Sec'd,
B2                     50       11.00%, 2/15/13                                53,750
                                Sec'd Notes
B2                     50       11.00%, 2/15/13                                53,875
B3                    100       Berry Plastics, Gtd. Notes,
                                 10.75%, 7/15/12                              109,500
B3                     75       BWAY Corp., Sr. Sub. Notes,
                                 10.00%, 10/15/10                              77,250

    28                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
B1             $      100       Crown Euro Holdings SA (France),
                                 Sec'd.,
                                 9.50%, 3/1/11                       $        104,000
B2                    150       Greif Bros. Corp., Sr. Sub. Notes,
                                 Cl. A,
                                 8.875%, 8/1/12                               160,500
                                Owens-Brockway Glass Containers,
                                 Sec'd.,
B1                    200       7.75%, 5/15/11                                202,000
B1                     40       8.75%, 11/15/12                                42,200
B1                    200       Silgan Holdings, Inc., Sr. Sub.
                                 Debs.,
                                 9.00%, 6/1/09                                206,750
Ba1                   125       Tyco International Ltd., Notes,
                                 6.375%, 10/15/11                             123,750
                                U.S. Can Corp.,
                                 Sec'd.
B3                    100       10.875%, 7/15/10                               99,250
                                Sr. Sub. Notes,
B3                     35       12.375%, 10/1/10                               28,000
                                                                     ----------------
                                                                            1,260,825
-------------------------------------------------------------------------------------
Diversified Manufacturing Operations  0.4%
B3                    117       Actuant Corp., Sr. Sub. Notes,
                                 13.00%, 5/1/09                               136,890
Ba2                   123       American Axle & Manufacturing,
                                 Inc., Sr. Sub. Notes,
                                 9.75%, 3/1/09                                132,379
NR                    150       Gentek, Inc., Gtd. Notes,
                                 11.00%, 8/1/09(b)                                900
B1                     50       Goodyear Tire & Rubber Co., Notes,
                                 7.857%, 8/15/11                               36,750
Caa1                  130       International Wire Group, Inc.,
                                 Sr. Sub. Notes,
                                 11.75%, 6/1/05                                79,300
Caa1                  150       Motors & Gears, Inc., Sr. Notes,
                                 10.75%, 11/15/06                             131,250
B3                    125       Rexnord Corp., Sr. Sub. Notes,
                                 10.125%, 12/15/12                            136,875

    See Notes to Financial Statements                                     29

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
Ba3            $       50       SPX Corp.
                                 6.25%, 6/15/11                      $         48,750
B3                    200       TD Funding Corp., Sr. Sub. Notes,
                                 8.375%, 7/15/11                              203,500
                                Terex Corp.,
                                 Gtd. Notes,
B3                     50       8.875%, 4/1/08                                 51,000
                                Sr. Sub. Notes,
B2                     40       9.25%, 7/15/11                                 42,200
B3                    170       10.375%, 4/1/11                               183,600
                                Tyco International Group SA
                                 (Luxembourg), Gtd.,
Ba2                    25       6.125%, 11/1/08                                24,875
Ba2                    25       6.75%, 2/15/11                                 25,250
                                                                     ----------------
                                                                            1,233,519
-------------------------------------------------------------------------------------
Diversified Operations 0.1%
Ba2                   250       Stena AB (Sweden), Sr. Notes,
                                 8.75%, 6/15/07                               257,500
-------------------------------------------------------------------------------------
Electronic Components  0.1%
                                Flextronics International, Ltd.
                                 (Singapore),
                                 Sr. Notes,
Ba2                    25       9.875%, 7/1/10                                 28,500
                                Sr. Sub. Notes,
Ba2                   215       6.50%, 5/15/13                                198,875
D(f)(g)                43       Mirant Mid-Atlantic LLC, Pass thru
                                 Certs.,
                                 8.625%, 6/30/12(h)                            42,574
Ba2                    70       Sanmina-SCI Corp., Sec'd Notes,
                                 10.375%, 1/15/10                              78,750
                                                                     ----------------
                                                                              348,699
-------------------------------------------------------------------------------------
Engineering & Construction
B1                     70       CSC Holdings, Inc.,
                                 7.625%, 7/15/18                               64,750

    30                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
Financial Services  0.3%
NR             $       90       Finova Group, Inc., Sr. Sec'd
                                 Notes,
                                 7.50%, 11/15/09                     $         40,500
A2                    250       Ford Motor Credit Company
                                 7.25%, 10/25/11                              247,467
A2                    500       General Motors Acceptance Corp.,
                                 Notes,
                                 6.875%, 9/15/11                              488,483
                                                                     ----------------
                                                                              776,450
-------------------------------------------------------------------------------------
Food & Beverages  0.4%
B3                     70       Agrilink Foods, Inc., Sr. Sub.
                                 Notes,
                                 11.875%, 11/1/08                              74,638
B1                     25       Ahold Finance USA, Inc.
                                 8.25%, 7/15/10                                24,625
B2                    175       Del Monte Corp., Sr. Sub. Notes
                                 8.625%, 12/15/12                             182,000
Baa3                  195       Delhaize America Inc., Gtd. Notes,
                                 8.125%, 4/15/11                              202,312
                                Dole Foods Co., Sr. Notes
B2                     50       8.625%, 5/1/09                                 51,500
B2                    155       8.875%, 3/15/11                               159,650
B2                     40       Great Atlantic & Pacific Tea Co.,
                                 Inc., Notes,
                                 7.75%, 4/15/07                                36,400
B2                    175       Merisant Company, Sr. Sub. Notes,
                                 9.50%, 7/15/13                               179,813
B2                    125       National Beef Pack, Sr. Notes,
                                 10.50%, 8/1/11                               125,000
Ba2                   100       Smithfield Foods, Inc., Sr. Notes,
                                 8.00%, 10/15/09                              105,000
Ba2                    40       Winn Dixie Stores, Inc., Sr.
                                 Notes,
                                 8.875%, 4/1/08                                42,300
                                                                     ----------------
                                                                            1,183,238

    See Notes to Financial Statements                                     31

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
Health Care  0.6%
                                Concentra Operating Corp., Sr.
                                 Sub. Notes, Ser. B,
B2             $      175       8.375%, 7/1/12                       $        176,750
B3                     60       13.00%, 8/15/09                                66,000
                                HCA, Inc.
Ba1                    75       6.75%, 7/15/13                                 73,360
                                Debs.,
Ba1                   100       7.50%, 12/15/23                                93,204
Ba1                    50       8.36%, 4/15/24                                 50,359
                                Notes,
Ba1                   290       7.125%, 6/1/06                                308,272
                                Notes, MTN,
Ba1                    55       9.00%, 12/15/14                                61,130
                                Healthsouth Corp., Sr. Notes
Caa2                   50       6.875%, 6/15/05                                42,500
Caa2                   50       8.50%, 2/1/08                                  42,000
Ba2                    50       Omnicare, Inc., Sr. Sub. Notes,
                                 6.125%, 6/1/13                                47,250
B2                     70       Res-Care, Inc.,
                                 10.625%, 11/15/08                             66,500
B2                     55       Rotech Healthcare, Inc., Sr. Sub.
                                 Notes,
                                 9.50%, 4/1/12                                 57,200
                                Select Medical Corp., Sr. Sub.
                                 Notes,
B3                     75       9.50%, 6/15/09                                 80,625
B2                    150       7.50%, 8/1/13                                 148,500
                                Tenet Healthcare Corp., Sr. Notes,
Ba3                    65       6.375%, 12/1/11                                58,988
Ba3                    70       6.50%, 6/1/12                                  63,700
B1                     90       Triad Hospitals, Inc., Gtd. Notes,
                                 8.75%, 5/1/09                                 95,850
B2                     90       Triad Hospitals, Inc., Sr. Sub.
                                 Notes,
                                 11.00%, 5/15/09                               98,100
                                                                     ----------------
                                                                            1,630,288

    32                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
Hotels & Leisure  0.8%
B2             $      110       Extended Stay America, Inc., Sr.
                                 Sub. Notes,
                                 9.875%, 6/15/11                     $        117,150
Ba3                   250       Felcor Suites L.P., Gtd. Sr.
                                 Notes,
                                 7.375%, 10/1/04                              253,749
Ba1                    50       Hilton Hotels Corp., Notes,
                                 7.625%, 12/1/12                               52,500
Ba2                   165       HMH Properties, Inc., Gtd. Notes,
                                 Ser. B,
                                 7.875%, 8/1/08                               164,588
Ba3                   185       Host Marriott L.P., Sr. Notes,
                                 Ser. H,
                                 9.50%, 1/15/07                               196,100
Ba1                   125       ITT Corp., Notes,
                                 6.75%, 11/15/05                              129,375
B3                    200       Regal Cinemas, Corp., Sr. Sub.
                                 Notes,
                                 9.375%, 2/1/12                               221,000
                                Royal Caribbean Cruises Ltd.,
                                 Notes,
Ba2                    50       8.125%, 7/28/04                                51,750
                                Sr. Notes,
Ba2                   125       8.00%, 5/15/10                                129,063
B2                     50       Six Flags, Inc., Sr. Notes,
                                 9.75%, 6/15/07                                47,375
                                Starwood Hotels &
                                 ResortsWorldwide,
                                 Debs.,
Ba1                   120       7.375%, 11/15/15                              121,200
                                Deb. Notes,
Ba1                   130       7.375%, 5/1/07                                134,550
                                Notes,
Ba1                    70       7.875%, 5/1/12                                 74,200
B2                    255       Sun International Hotels Ltd., Sr.
                                 Sub. Notes,
                                 8.875%, 8/15/11                              274,124
B2                    200       Worldspan LP, Sr. Notes,
                                 9.625%, 6/15/11                              208,000
                                                                     ----------------
                                                                            2,174,724

    See Notes to Financial Statements                                     33

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
Machinery  0.3%
Ba3            $      125       Case New Holland, Inc., Sr. Notes,
                                 9.25%, 8/1/11                       $        121,250
B3                    100       Columbus Mckinn Corp
                                 10.00%, 8/1/10                               102,000
B2                    225       Joy Global, Inc., Gtd. Notes,
                                 8.75%, 3/15/12                               243,000
B2                    225       Manitowoc Co, Inc., Sr. Sub.
                                 Notes,
                                 10.50%, 8/1/12                               240,750
                                                                     ----------------
                                                                              707,000
-------------------------------------------------------------------------------------
Media  0.5%
                                Canwest Media, Inc. (Canada),
B2                    100       10.625%, 5/15/11                              111,500
                                Sr. Notes,
B2                     25       7.625%, 4/15/13                                25,750
Ba3                   125       Entercom Radio LLC, Gtd. Notes,
                                 7.625%, 3/1/14                               131,250
B3                    175       Gray Television, Inc., Gtd. Notes,
                                 9.25%, 12/15/11                              188,125
Ba3                   150       Lamar Media Corp.
                                 7.25%, 1/1/13                                153,000
Ba3                   125       Morris Publishing, Sr. Sub. Notes,
                                 7.00%, 8/1/13                                123,910
B2                    225       Sinclair Broadcast Group, Inc.,
                                 Sr. Sub. Notes,
                                 8.00%, 3/15/12                               230,625
Ba3                   175       Sun Media Corp. (Canada), Gtd.
                                 7.625%, 2/15/13                              182,000
B1                    250       Susquehanna Media Co., Sr. Sub.
                                 Notes,
                                 7.375%, 4/15/13                              253,750
B1                     75       Vivendi Universal, SA (France),
                                 Sr. Notes,
                                 6.25%, 7/15/08                                73,219
                                                                     ----------------
                                                                            1,473,129

    34                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
Medical Products & Services  0.3%
B3             $       75       Alaris Medical, Inc., Sr. Notes,
                                 7.25%, 7/1/11                       $         75,375
B3                     70       Alliance Imaging, Sr. Notes,
                                 10.375%, 4/15/11                              69,650
Ba3                   100       Coventry Health Care, Inc., Sr.
                                 Notes,
                                 8.125%, 2/15/12                              109,000
NR                     75       Fresenius Medical Capital Trust
                                 III., Gtd. Notes,
                                 7.875%, 2/1/08                                79,500
Ba2                   150       Fresenius Medical Capital Trust
                                 IV., Gtd. Notes,
                                 7.875%, 6/15/11                              158,250
B3                     15       Hanger Orthopedic Group, Sr. Sub.
                                 Notes,
                                 11.25%, 6/15/09                               16,200
Caa2                  110       Magellan Health Services, Sr.
                                 Notes,
                                 9.375%, 11/15/07(b)                          110,550
B3                    180       Medquest, Inc., Sr. Sub. Notes,
                                 11.875%, 8/15/12                             183,600
                                                                     ----------------
                                                                              802,125
-------------------------------------------------------------------------------------
Mining  0.1%
Ba2                   125       Arch Western Finance, Sr. Notes,
                                 6.75%, 7/1/13                                123,125
Ba3                   125       Peabody Energy Corp., Sr. Notes,
                                 6.875%, 3/15/13                              125,625
                                                                     ----------------
                                                                              248,750
-------------------------------------------------------------------------------------
Office Equipment & Supplies  0.2%
B1                     75       Moore North American Finance,
                                 Sr. Notes,
                                 7.875%, 1/15/11                               76,875
A2                    180       Xerox Capital Europe PLC, Gtd.
                                 Notes,
                                 5.875%, 5/15/04                              180,900
B1                    225       Xerox Corp., Sr. Notes,
                                 7.125%, 6/15/10                              214,313
                                                                     ----------------
                                                                              472,088

    See Notes to Financial Statements                                     35

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
Oil & Gas  1.5%
B2             $       75       AmeriGas Partners, L.P., Sr.
                                 Notes,
                                 8.875%, 5/20/11                     $         81,375
Ba3                   180       Chesapeake Energy Corp.
                                 8.375%, 11/1/08                              189,900
                                El Paso Corp.,
                                 Notes,
Ba1                    50       7.125%, 5/6/09                                 48,810
                                Sr. Notes,
Caa1                   30       7.00%, 5/15/11                                 23,700
Caa1                  250       El Paso Energy Corp., MTN, Tranche
                                 Trust 00005,
                                 7.80%, 8/1/31                                176,250
B1                     65       El Paso Energy Partners LP, Sr.
                                 Sub. Notes,
                                 8.50%, 6/1/11                                 68,575
B2                    350       EL Paso Production Holdings, Sr.
                                 Notes,
                                 7.75%, 6/1/13                                321,124
NR                     60       Eott Energy Partners, Sr. Notes,
                                 11.00%, 10/1/09(b)                            60,450
B2                     50       Ferrellgas Partners L.P., Sr.
                                 Notes,
                                 8.75%, 6/15/12                                54,250
Ba3                   200       Forest Oil Corp., Sr. Notes,
                                 8.00%, 6/15/08                               208,000
Caa1                  285       Gemstone Investors Ltd., Gtd.,
                                 7.71%, 10/31/04                              275,738
                                Hanover Equipment Trust 01,
                                 Sec'd.,
                                 Ser. A,
B2                     90       8.75%, 9/1/11                                  94,050
                                Ser. B,
B2                     30       8.50%, 9/1/08                                  31,350
B2                     50       Houston Exploration Co., Sr. Sub.
                                 Notes,
                                 7.00%, 6/15/13                                49,750
B2                     25       Leviathan Corp., Sr. Sub. Notes,
                                 10.375%, 6/1/09                               27,313

    36                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
B2             $       85       Magnum Hunter Resources Inc., Gtd.
                                 Notes,
                                 9.60%, 3/15/12                      $         90,950
Ba2                   100       Offshore Logistic, Gtd.,
                                 6.125%, 6/15/13                               95,000
Ba1                   200       Parker & Parsley Petroleum Co.,
                                 Sr. Notes,
                                 8.25%, 8/15/07                               224,250
B1                     55       Parker Drilling Co., Gtd., Ser. D,
                                 9.75%, 11/15/06                               56,100
Baa1                  250       Petroleos Mexicanos Project Fdg.
                                 Master Tr., Gtd.,
                                 7.375%, 12/15/14                             258,124
Ba2                    25       Plains All American Pipeline LP,
                                 Gtd.,
                                 7.75%, 10/15/12                               27,438
                                Premcor Refining Group, Sr. Notes
Ba3                    25       7.50%, 6/15/15                                 24,125
Ba3                    95       9.50%, 2/1/13                                 102,600
B1                     50       Southern Natural Gas, Notes,
                                 8.875%, 3/15/10                               51,500
B2                    215       Stone Energy Corp., Sr. Sub.
                                 Notes,
                                 8.25%, 12/15/11                              226,288
                                Tennessee Gas Pipeline, Debs.,
B1                    155       7.00%, 3/15/27 - 10/15/28                     145,875
B1                    155       7.625%, 4/1/37                                141,050
Ba3                    10       Tesoro Petroleum Corp., Sec'd.,
                                 8.00%, 4/15/08                                10,200
B3                     50       TransMontaigne, Inc., Sr. Sub.
                                 Notes,
                                 9.125%, 6/1/10                                51,500
B1                    245       Vintage Petroleum, Inc., Sr. Sub.
                                 Notes,
                                 9.75%, 6/30/09                               259,699
Ba3                   150       Westport Resources Corp., Sr. Sub.
                                 Notes,
                                 8.25%, 11/1/11                               159,750

    See Notes to Financial Statements                                     37

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
                                Williams Cos., Inc.,
B3             $      175       7.125%, 9/1/11                       $        161,000
                                Notes,
B3                     95       8.125%, 3/15/12                                91,200
B3                    150       9.25%, 3/15/04                                151,875
                                Sr. Notes,
B3                     75       8.625%, 6/1/10                                 74,813
                                                                     ----------------
                                                                            4,113,972
-------------------------------------------------------------------------------------
Paper & Packaging  0.5%
Ba1                   125       Cascades, Inc.
                                 7.25%, 2/15/13                               122,500
Ba1                    85       Sr. Notes,
                                 7.25%, 2/15/13                                83,300
                                Georgia-Pacific Corp.,
                                 Debs.,
Ba3                    35       8.125%, 6/15/23                                30,625
                                Notes,
Ba3                    50       8.125%, 5/15/11                                49,250
Ba3                    50       8.875%, 5/15/31                                46,750
                                Sr. Notes,
Ba2                   305       9.375%, 2/1/13                                323,300
NR                    290       Graham Packaging, Sr. Disc. Notes,
                                 10.75%, 1/15/09                              297,250
B2                    125       Jefferson Smurfit Corp., Sr.
                                 Notes,
                                 7.50%, 6/1/13                                123,125
                                Louisiana Pacific Corp.,
                                 Sr. Notes
Ba1                    45       8.50%, 8/15/05                                 48,600
                                Sr. Sub Notes,
Ba2                    82       10.875%, 11/15/08                              93,480
B3                     40       Riverwood International Corp., Sr.
                                 Notes,
                                 10.625%, 8/1/07                               41,400
B2                     50       Smurfit-Stone Container, Gtd.
                                 Notes,
                                 8.25%, 10/1/12                                50,500
B1                     80       Stone Container Corp., Sr. Notes,
                                 11.50%, 8/15/06                               84,800
                                                                     ----------------
                                                                            1,394,880

    38                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
Printing & Publishing  0.3%
B3             $      175       American Color Graphics
                                 10.00%, 6/15/10                     $        177,625
B2                     50       American Media Operation, Inc.
                                 10.25%, 5/1/09                                53,125
B3                    225       Dex Media East LLC, Sr. Sub.
                                 Notes,
                                 12.125%, 11/15/12                            258,750
B2                    100       R.H. Donnelley Financial Corp.,
                                 Sr. Sub. Notes,
                                 10.875%, 12/15/12                            112,500
                                Quebecor Media, Inc.,
                                 Sr. Disc. Notes, Zero Coupon,
                                 (until 7/15/06),
B2                    125       13.75%, 7/15/11                               101,875
                                Sr. Notes,
B2                     50       11.125%, 7/15/11                               56,500
                                Vertis, Inc.
B3                     50       10.875%, 6/15/09                               48,750
                                Sec'd.,
B2                    150       9.75%, 4/1/09                                 154,875
                                                                     ----------------
                                                                              964,000
-------------------------------------------------------------------------------------
Real Estate Investment Trusts  0.3%
B1                    205       Intrawest Corp., Sr. Notes,
                                 10.50%, 2/1/10                               221,913
Ba3                   125       La Quinta Properties, Inc., Sr.
                                 Notes,
                                 8.875%, 3/15/11                              130,625
Ba2                   175       Senior Housing Properties Trust,
                                 Sr. Notes,
                                 8.625%, 1/15/12                              184,625
                                Ventas Realty L.P.,
                                 Gtd. Notes,
Ba3                   121       8.75%, 5/1/09                                 130,075
                                Sr. Notes,
Ba3                    45       9.00%, 5/1/12                                  48,825
                                                                     ----------------
                                                                              716,063

    See Notes to Financial Statements                                     39

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
Restaurants  0.2%
B3             $      115       Carrols Corp., Sr. Sub. Notes,
                                 9.50%, 12/1/08                      $        111,550
B3                     50       Dominos, Inc., Sr. Sub. Notes,
                                 8.25%, 7/1/11                                 52,250
Ba1                   350       Yum! Brands, Inc., Sr. Notes,
                                 8.875%, 4/15/11                              393,750
                                                                     ----------------
                                                                              557,550
-------------------------------------------------------------------------------------
Retail  0.3%
Ba2                    25       Autonation, Inc., Sr. Notes,
                                 9.00%, 8/1/08                                 27,500
Ba3                    30       Dillards, Inc.,
                                 6.43%, 8/1/04                                 30,150
Ba3                    50       DIMON, Inc.
                                 9.625%, 10/15/11                              54,500
A3                    260       J.C. Penney Co., Inc., Debs.,
                                 7.40%, 4/1/37                                265,200
                                Rite Aid Corp.,
                                 Debs.,
B2                     25       6.875%, 8/15/13                                21,375
B2                     10       7.70%, 2/15/27                                  8,000
                                Notes
Caa2                   25       6.875%, 12/15/28                               18,500
                                Sec'd.,
B2                    175       8.125%, 5/1/10                                178,500
Baa3                  235       Saks, Inc., Notes,
                                 7.375%, 2/15/19                              218,550
                                                                     ----------------
                                                                              822,275
-------------------------------------------------------------------------------------
Semiconductors  0.1%
                                Amkor Tech., Inc.,
                                 Debs.,
B1                     75       9.25%, 2/15/08                                 79,500
                                Sr. Notes,
B1                     25       7.75%, 5/15/13                                 24,063
Caa1                   60       ON Semiconductor Corp., Gtd. Notes
                                 13.00%, 5/15/08                               61,800
                                                                     ----------------
                                                                              165,363

    40                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
Steel & Metals  0.2%
                                AK Steel Corp.
B1             $       25       7.875%, 2/15/09                      $         18,625
                                Sr. Notes,
B2                    180       7.75%, 6/15/12                                129,600
Ba3                   115       Century Aluminum Co., Sr. Sec.
                                 First Mtge.,
                                 11.75%, 4/15/08                              115,000
B2                    125       Euramax International PLC, Sr.
                                 Sub. Notes,
                                 8.50%, 8/15/11                               124,531
B3                     35       UCAR Finance, Inc., Gtd. Notes,
                                 10.25%, 2/15/12                               36,575
B1                     25       United States Steel, Sr. Notes,
                                 9.75%, 5/15/10                                24,000
                                                                     ----------------
                                                                              448,331
-------------------------------------------------------------------------------------
Telecommunications  1.0%
B2                    150       ACC Escrow Corp., Sr. Notes
                                 10.00%, 8/1/11                               150,750
Baa2                  300       AT&T Corp., Sr. Notes,
                                 8.50%, 11/15/31                              317,302
B3                    100       Crown Castle International Corp.,
                                 Sr. Notes,
                                 10.75%, 8/1/11                               109,500
B3                     20       Dobson Communications Corp., Sr.
                                 Notes,
                                 10.875%, 7/1/10                               21,000
B1                    200       Eircom Funding (Ireland), Sr. Sub.
                                 Notes,
                                 8.25%, 8/15/13                               204,000
Caa1                   95       Lucent Technologies, Notes,
                                 5.50%, 11/15/08                               76,950
                                Nextel Communications, Inc., Sr.
                                 Notes,
B2                    225       7.375%, 8/1/15                                219,375
B2                    135       9.375%, 11/15/09                              143,100

    See Notes to Financial Statements                                     41

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
Caa2           $      100       Qwest Capital Funding, Inc., Gtd.
                                 Notes,
                                 7.25%, 2/15/11                      $         74,000
                                Qwest Corp.,
                                 Debs.,
Ba3                   300       6.875%, 9/15/33                               249,000
                                Notes,
A2                     55       7.20%, 11/1/04                                 54,863
A2                    236       Qwest Services Corp., Notes,
                                 13.50%, 12/15/10                             253,699
Ba3                    65       Rogers Wireless, Inc., Sr. Sec.
                                 Notes,
                                 9.625%, 5/1/11                                74,100
Ba1                   200       Telus Corp., Notes,
                                 8.00%, 6/1/11                                223,492
Baa3                  148       Tritel PCS, Inc., Sr. Sub. Notes,
                                 10.375%, 1/15/11                             181,115
B2                    200       Triton PCS, Inc., Sr. Notes,
                                 8.50%, 6/1/13                                208,000
A2                    115       Verizon Wireless Capital, Notes,
                                 5.375%, 12/15/06                             122,948
                                                                     ----------------
                                                                            2,683,194
-------------------------------------------------------------------------------------
Utilities  1.5%
                                AES Corp., Sr. Notes
Ba3                   100       8.375%, 8/15/07                                90,000
B2                    195       8.75%, 5/15/13                                191,588
B3                    350       9.375%, 9/15/10                               332,499
Caa1                   50       9.50%, 6/1/09                                  47,250
Caa2                   75       AES Drax Holdings, Ltd., Sr. Sec.
                                 Bonds,
                                 10.41%, 12/31/20                              52,125
Ba1                   174       AES Eastern Energy, Pass thru
                                 Certs.,
                                 9.00%, 1/2/17                                183,626
Caa1                   25       Aquila, Inc., Sr. Notes,
                                 9.95%, 2/1/11                                 23,000
                                Calpine Corp.
B1                     75       8.75%, 7/15/13                                 67,688
                                Sr. Notes,
B1                    340       8.50%, 2/15/11                                246,500
B1                    150       8.75%, 7/15/07                                117,000

    42                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
                                Cogentrix Energy, Inc., Sr. Notes,
Ba1            $       35       8.10%, 3/15/04                       $         31,063
Baa3                   50       8.75%, 10/15/08                                43,000
B2                    125       Edison Mission Energy, Sr. Notes,
                                 7.73%, 6/15/09                                93,750
Ba3                   250       Empresa Nacional de Eletricidad SA
                                 (Chile), Notes,
                                 8.35%, 8/1/13                                247,339
Baa3                  200       Entergy Gulf States, 1st Mortgage,
                                 1.96%, 6/18/07                               199,806
Ba3                   150       Gulf Terra Energy Partners LP, Sr.
                                 Notes,
                                 6.25%, 6/1/10                                144,750
Ba2                    50       Homer City Funding LLC, Gtd.,
                                 8.137%, 10/1/19                               48,750
Ba3                   285       Midland Funding Corp., Debs.,
                                 13.25%, 7/23/06                              333,449
Ba3                   115       Midland Funding II, Sec. Deb.
                                 Notes, Ser. A,
                                 11.75%, 7/23/05                              123,720
                                Mirant Americas Generation LLC,
Caa3                   30       7.20%, 10/1/08(b)                              21,750
Caa3                   65       7.625%, 5/1/06(b)                              47,450
B3                    215       Orion Power Holdings, Inc., Sr.
                                 Notes,
                                 12.00%, 5/1/10                               245,100
D(f)                  400       Pacific Gas & Electric Co.,
                                 7.958%, 10/31/49(a)                          403,999
B3                    100       Reliant Mid-Atlantic Power, Ser. C
                                 Pass-through Certs.,
                                 9.681%, 7/2/26                                96,250
Ba2                   175       SEMCO Energy Inc., Sr. Notes,
                                 7.125%, 5/15/08                              175,656
Ba1                   200       TECO Energy, Inc., Sr. Notes,
                                 7.50%, 6/15/10                               195,000

    See Notes to Financial Statements                                     43

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
Ba3            $      175       TNP Enterprises, Inc., Sr. Sub.
                                 Notes,
                                 10.25%, 4/1/10                      $        161,000
                                Western Resources, Inc.,
                                 First Mtge.,
Ba1                   195       7.875%, 5/1/07                                210,356
                                Notes,
Ba2                    35       6.25%, 8/15/03                                 34,913
                                                                     ----------------
                                                                            4,208,377
-------------------------------------------------------------------------------------
Waste Management  0.2%
                                Allied Waste North America, Inc.
                                 Sr. Notes,
Ba3                   300       7.875%, 11/1/09 - 4/15/13                     304,125
Ba3                   315       8.50%, 12/1/08                                332,325
                                                                     ----------------
                                                                              636,450
                                                                     ----------------
                                Total corporate bonds
                                 (cost $37,891,032)                        39,080,646
                                                                     ----------------
CONVERTIBLE BONDS  0.2%
-------------------------------------------------------------------------------------
Diversified Manufacturing Operations
                                Tyco International Group SA,
Ba2                    75       2.75%, 1/15/18                                 77,906
Ba2                    50       3.125%, 1/15/23                                52,563
                                                                     ----------------
                                                                              130,469
-------------------------------------------------------------------------------------
Electronic Components  0.1%
Ba3                   290       Solectron Corp.
                                 Zero Coupon, 11/20/20                        161,675
-------------------------------------------------------------------------------------
Telecommunications  0.1%
B3                    145       Nortel Networks Corp.
                                 4.25%, 9/1/08                                121,256
                                                                     ----------------
                                Total convertible bonds
                                 (cost $391,822)                              413,400
                                                                     ----------------

    44                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
MORTGAGE-RELATED SECURITIES  1.1%
Aaa            $      569       Banktrust Mortgage Trust,
                                 Ser. 1, Class G,
                                 5.70%, 12/1/23                      $        542,514
Aaa                    74       Bear Stearns Mortgage Secs., Inc.,
                                 Ser. 1997-7, Class 1A9,
                                 7.00%, 2/25/28                                73,823
Aaa                   491       Brazos Student Finance Corp.,
                                 Student Loan Assoc. Bkd. Notes,
                                 FRN,
                                 2.16%, 6/1/23                                496,824
Aaa                    46       Capital Asset Research Funding
                                 L.P.,
                                 Ser. 97-A, Class I,
                                 6.40%, 12/15/04                               46,806
NR                     16       Credit Asset Receivable LLC,
                                 6.274%, 10/31/03                              16,580
AAA(f)                466       Deutsche Mortgage Securities,
                                 Inc.,
                                 Ser. 2002-1, Class A12,
                                 5.75%, 1/25/33(c)                            474,060
AAA(f)                280       GE Capital Mortgage Services,
                                 Inc.,
                                 Ser. 1999-5, Class A29,
                                 6.50%, 5/25/29(c)                            282,353
AAA(f)                246       PNC Mortgage Secs. Corp.,
                                 Ser. 1999-9, Class 3A3,
                                 7.25%, 10/25/29(c)                           249,242
                                Residential Funding Mortgage,
                                 Ser. 1994-S5, Class A6,
AAA(f)                500       6.50%, 2/25/24(c)                             510,557
                                Ser. 1999-S8, Class A1,
AAA(f)                171       6.25%, 3/25/14(c)                             174,223
AAA(f)                  6       Salomon Brothers Mortgage
                                 Securities, Inc., Ser. 1999-LBI,
                                 Class A, FRN,
                                 1.605%, 6/25/29(c)                             6,237
NR                    160       Washington Mutual 1999-Wm1,
                                 Class M1,
                                 6.14%, 10/19/39                              158,925

    See Notes to Financial Statements                                     45

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
Aaa            $      109       Wells Fargo Mortgage Bkd Secs.
                                 Trust,
                                 Ser 2001-25, Class IIA, FRN,
                                 6.43%, 10/25/31                     $        109,440
                                                                     ----------------
                                Total mortgage-related securities
                                 (cost $3,084,504)                          3,141,584
                                                                     ----------------
FOREIGN GOVERNMENT SECURITIES  0.8%
                                Brazilian Government Bonds,
B1                    185       8.00%, 4/15/14                                160,237
B2                    350       11.00%, 1/11/12                               329,875
                                Bundesrepublik Deutschland,
Aaa             EUR   500       4.00%, 7/4/09                                 573,806
                                Canadian Government, Bonds,
AAA(f)          CAD   600       4.50%, 9/1/07                                 435,306
                                Ser, WH31,
Aaa                   600       6.00%, 6/1/08                                 460,444
                                Panamanian Government Bonds,
Ba1            $      200       9.625%, 2/8/11                                220,500
                                                                     ----------------
                                Total foreign government
                                 securities
                                 (cost $2,156,718)                          2,180,168
                                                                     ----------------
MUNICIPAL BONDS  1.1%
MIG1                  400       California State Rev., Ser. A,
                                 2.00%, 6/16/04                               401,024
Aa2                   400       Florida State Board of Education,
                                 5.00%, 6/1/32                                392,780
Aaa                   200       Georgia State Thruway Authority
                                 Rev.,
                                 5.00%, 3/1/21                                202,356
Baa2                  250       Golden State Tobacco Settlement
                                 Rev.,
                                 Ser. 2003-A-1,
                                 6.25%, 6/1/33                                214,245
Aaa                   250       Massachusetts St Wtr. Res. Auth.,
                                 Ser. J,
                                 5.00%, 8/1/32                                243,283
Aa2                   500       Salt River Project, Ser. B,
                                 4.75%, 1/1/32                                468,179
Aaa                   400       San Antonio Texas Water Rev.,
                                 5.00%, 5/15/25                               391,144

    46                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                          Value (Note 1)
-------------------------------------------------------------------------------------------
Aaa            $      400       South Carolina St. Hwy., Ser. B,
                                 5.00%, 4/1/17                       $        413,316
Baa2                  250       Tobacco Settlement Financing Corp.
                                 NJ,
                                 6.375%, 6/1/32                               217,433
                                                                     ----------------
                                Total municipal bonds
                                 (cost $3,008,947)                          2,943,760
                                                                     ----------------

U.S. GOVERNMENT AND AGENCY SECURITIES  11.9%

Principal
Amount
(000)         Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
              Federal Home Loan Mortgage Corp,
$     1,100   5.00%, TBA(a)                                              1,051,182
        346   6.00%, 4/1/16(d)                                             357,909
        406   6.00%, 4/1/17(d)                                             419,393
      1,271   6.00%, 8/1/06 - 9/1/22(d)                                  1,298,619
      1,500   6.50%, TBA(a)                                              1,543,590
        904   6.50%, 8/1/32(d)                                             927,588
              Ser. 7, Class A,
        137   7.00%, 9/17/31(d)                                            145,070
              Ser. 119, Class H,
        192   7.50%, 1/15/21(d)                                            192,383
              Ser. 2266, Class F, FRN,
         63   1.63%, 11/15/30(d)                                            62,435
              Ser. 2535, Class DT,
        385   5.00%, 9/15/16(d)                                            395,354
              Federal National Mortgage Association
         70   1.56%, 10/18/30(d)                                            70,703
      1,500   4.00%, TBA(a)                                              1,416,090
        234   4.299%, 5/1/36(d)                                            238,443
      1,200   4.50%, TBA(a)                                              1,094,628
      1,500   4.50%, TBA(a)                                              1,372,965
        240   5.50%, 2/1/17 - 10/1/17(d)                                   244,410
      1,000   5.50%, TBA(a)                                                987,190
        841   5.50%, 7/1/14(d)                                             860,197
        393   5.936%, 11/1/11(d)                                           428,081

    See Notes to Financial Statements                                     47

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
$     1,871   6.00%, 11/1/16 - 7/1/17(d)                          $      1,935,429
      1,300   6.50%, 7/1/32(d)                                           1,337,915
      7,349   6.50%, 5/1/31 - 8/1/32(d)                                  7,545,031
              Ser. 1998-73, Class MZ,
        654   6.30%, 10/17/38(d)                                           666,801
              Government National Mortgage Association,
      1,300   5.00%, TBA(a)                                              1,240,694
         86   5.00%, 11/20/29(d)                                            88,514
        416   5.50%, 1/15/32(d)                                            413,325
         56   5.625%, FRN, 10/20/27(d)                                      57,213
         26   5.75%, FRN, 9/20/22(d)                                        27,071
      1,000   6.50%, TBA(a)                                              1,035,310
        169   8.50%, 5/20/30 - 4/20/31(d)                                  180,793
              Ser. 2000-9, Class FH, FRN,
        130   1.6031%, 2/16/30(d)                                          130,712
              United States Inflation Index Bonds,
      1,478   3.625%, 1/15/08 - 4/15/28                                  1,631,606
        280   3.875%, 4/15/29                                              326,791
              United States Treasury Notes,
      1,740   3.375%, 1/15/07                                            1,870,790
        500   6.25%, 8/15/23                                               548,985
      1,800   United States Treasury Strip,
              2/15/22 - 5/15/26                                            635,607
                                                                  ----------------
              Total U.S. government and agency securities
               (cost $33,264,069)                                       32,778,817
                                                                  ----------------
              Total long-term investments
               (cost $231,739,384)                                     253,114,819
                                                                  ----------------
SHORT-TERM INVESTMENTS  9.7%
COMMERCIAL PAPER  1.4%
        700   Barclays US Funding,
              1.03%, 11/19/03                                              697,776
              GE Capital Corp.
        400   1.01%, 9/22/03                                               399,405
        600   1.04%, 11/19/03                                              598,075

    48                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Principal
Amount
(000)         Description                                         Value (Note 1)
----------------------------------------------------------------------------------------
$       800   HBOS Treasury Services
              1.08%, 9/12/03                                      $        798,972
        300   Kraft Foods, Inc.
              2.08%, 2/27/04                                               299,992
        600   Rabobank
              1.02%, 10/21/03                                              598,610
        400   UBS Finance Inc.
              1.00%, 8/29/03                                               399,680
                                                                  ----------------
              Total commercial paper
               (cost $3,792,518)                                         3,792,510
                                                                  ----------------
U.S. GOVERNMENT AND AGENCY SECURITIES  3.5%
              Federal National Mortgage Association,
      2,100   1.02%, 10/8/03 - 11/26/03(d)                               2,094,792
      1,300   1.03%, 10/1/03(d)                                          1,297,698
      2,300   1.05%, 11/17/03(d)                                         2,292,686
      1,200   1.06%, 10/15/03(d)                                         1,197,000
      2,200   1.08%, 8/13/03(d)                                          2,199,728
              United Stated Treasury Bills,
        120   0.73%, 8/7/03(e)                                             119,983
        290   0.77%, 8/14/03(e)                                            289,914
                                                                  ----------------
              Total U.S. government and agency securities
               (cost $9,491,457)                                         9,491,801
                                                                  ----------------
MUTUAL FUND  4.8%
Shares
----------------------------------------------------------------------------------------
 13,288,806   Dryden Core Investment Fund - Taxable
               Money Market Series
               (cost $13,288,806; Note 3)                               13,288,806
                                                                  ----------------
              Total short-term investments
               (cost $26,572,781)                                       26,573,117
                                                                  ----------------

    See Notes to Financial Statements                                     49

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Contracts      Description                                          Value (Note 1)
------------------------------------------------------------------------------------------
OUTSTANDING OPTIONS PURCHASED
         15    Euro Futures, expiring 3/15/04 @ $95                 $             94
          5    Euro Futures, expiring 12/13/04 @ $94.5                           140
                                                                    ----------------
               Total options purchased
                (cost $245)                                                      234
                                                                    ----------------
               Total Investments, Before Outstanding Options
                Written and Securities Sold Short  102.0%
                (cost $258,312,410)                                      279,688,170
                                                                    ----------------
OUTSTANDING OPTIONS WRITTEN  (0.1)%
-------------------------------------------------------------------------------------
Call Options
        (2)    United States Treasury Notes, expiring 9/19/03 @
                $114                                                            (531)
        (1)    Japanese Government Bond, expiring 9/10/03 @ $145                (332)
                                                                    ----------------
                                                                                (863)
Notional
Amount
(000)
------------------------------------------------------------------------------------------
Put Options
  $ (1,100)    OTC Euro FNMA 5.0% 10/2033, expiring 10/8/03 @
                $98.7                                                        (41,516)
-------------------------------------------------------------------------------------
Swap Options
    (1,200)    Swap Option 3 Month LIBOR, expiring 11/12/03 @
                3.0%                                                          (1,260)
    (1,800)    Swap Option 3 month LIBOR, expiring 12/17/03 @
                5.5%                                                         (17,599)
    (1,700)    Swap Option 3 Month LIBOR, expiring 7/3/06 @ 4.0%              (9,535)
    (1,700)    Swap Option 3 Month LIBOR, expiring 7/3/06 @ 6.0%             (94,880)
                                                                    ----------------
                                                                            (123,274)
                                                                    ----------------
               Total outstanding options written
                (cost $142,157)                                             (165,653)
                                                                    ----------------
SECURITIES SOLD SHORT(c)    (0.6)%
Principal
Amount
(000)
------------------------------------------------------------------------------------------
               United States Treasury Notes,
  $   (500)    4.375%, 5/15/07                                              (527,715)
    (1,000)    4.875%, 2/15/12                                            (1,038,281)
                                                                    ----------------
               Total securities sold short
                (proceeds $1,634,264)                                     (1,565,996)
                                                                    ----------------

    50                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

                                                                    Value (Note 1)
------------------------------------------------------------------------------------------
               Total Investments  101.3%
                (cost $256,535,989)                                 $    277,956,521
                                                                    ----------------
               Liabilities in excess of other assets  (1.3%)              (3,649,000)
                                                                    ----------------
               Net Assets  100.0%                                   $    274,307,521
                                                                    ----------------
                                                                    ----------------

------------------------------
(a) Non-income producing security.
(b) Represents issuer in default on interest payments, non income producing security.
(c) Pledged as collateral for short sales.
(d) All or a portion of security segregated as collateral for TBA.
(e) Pledged as initial margin on financial futures contracts.
(f) S&P Rating.
(g) Current rating.
(h) Issuer in default on interest payment after year end.
ADR--American Depository Receipt.
FRN--Floating Rate Note.
MTN--Medium Term Note.
NR--Not rated by Moody's or Standard & Poor's.
TBA--Securities purchased on a forward commitment basis.

The Fund's current Prospectus contains a description of Moody's and Standard & Poor's ratings.

    See Notes to Financial Statements                                     51

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Statement of Assets and Liabilities

                                                                    July 31, 2003
---------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $258,312,410)                           $ 279,688,170
Cash                                                                    9,128,101
Foreign currency, at value (cost $248,028)                                971,189
Receivable for investments sold                                         9,941,918
Interest and dividends receivable                                       1,114,935
Receivable for Fund shares sold                                           846,889
Unrealized appreciation on swap agreements                                821,083
Tax reclaim receivable                                                     36,479
Premium paid for interest rate swaps                                       15,460
Unrealized appreciation on forward foreign currency contracts               7,236
Prepaid expenses                                                            3,226
                                                                    -------------
      Total assets                                                    302,574,686
                                                                    -------------
LIABILITIES
Payable for investments purchased                                      25,018,462
Securities sold short, at fair value (proceeds $1,634,264)              1,565,996
Payable for Fund shares reacquired                                        725,701
Accrued expenses and other liabilities                                    290,953
Distribution fee payable                                                  186,491
Management fee payable                                                    172,111
Options written, at fair value (premiums received $142,157)               165,653
Due to broker - variation margin                                          122,498
Deferred trustees' fees                                                    10,086
Unrealized depreciation on swap agreements                                  6,900
Premium received for interest rate swaps                                    2,314
                                                                    -------------
      Total liabilities                                                28,267,165
                                                                    -------------
NET ASSETS                                                          $ 274,307,521
                                                                    -------------
                                                                    -------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $      27,809
   Paid-in capital in excess of par                                   293,027,625
                                                                    -------------
                                                                      293,055,434
   Undistributed net investment income                                    639,527
   Accumulated net realized loss on investments, and foreign
      currency transactions                                           (41,075,183)
   Net unrealized appreciation on investments and foreign
      currency transactions                                            21,687,743
                                                                    -------------
Net assets, July 31, 2003                                           $ 274,307,521
                                                                    -------------
                                                                    -------------

    52                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Statement of Assets and Liabilities Cont'd.

                                                                    July 31, 2003
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($58,861,886 / 5,952,688 shares of beneficial interest
      issued and outstanding)                                               $9.89
   Maximum sales charge (5% of offering price)                                .52
                                                                    -------------
   Maximum offering price to public                                        $10.41
                                                                    -------------
                                                                    -------------
Class B:
   Net asset value, offering price and redemption price per
      share ($129,759,300 / 13,165,906 shares of beneficial
      interest issued and outstanding)                                      $9.86
                                                                    -------------
                                                                    -------------
Class C:
   Net asset value and redemption price per share
      ($77,007,781 / 7,813,412 shares of beneficial interest
      issued and outstanding)                                               $9.86
   Sales charge (1% of offering price)                                        .10
                                                                    -------------
   Offering price to public                                                 $9.96
                                                                    -------------
                                                                    -------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($8,678,554 / 876,606 shares of beneficial interest
      issued and outstanding)                                               $9.90
                                                                    -------------
                                                                    -------------

    See Notes to Financial Statements                                     53

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Statement of Operations

                                                                        Year
                                                                        Ended
                                                                    July 31, 2003
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest (net of foreign withholding taxes of $33)               $   4,934,435
   Dividends (net of foreign withholding taxes of $100,888)             2,249,364
                                                                    -------------
      Total income                                                      7,183,799
                                                                    -------------
Expenses
   Management fee                                                       1,714,674
   Distribution fee--Class A                                              127,515
   Distribution fee--Class B                                            1,139,023
   Distribution fee--Class C                                              596,254
   Transfer agent's fees and expenses                                     400,000
   Custodian's fees and expenses                                          355,000
   Reports to shareholders                                                205,000
   Registration fees                                                       60,000
   Legal fees                                                              43,000
   Audit fee                                                               27,000
   Trustees' fees and expenses                                             17,000
   Miscellaneous                                                           11,437
                                                                    -------------
      Total expenses                                                    4,695,903
                                                                    -------------
Net investment income                                                   2,487,896
                                                                    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investment transactions                                            (15,594,331)
   Financial futures transactions                                         371,998
   Foreign currency transactions                                         (350,847)
   Options written                                                         81,092
   Short sales                                                           (103,125)
                                                                    -------------
                                                                      (15,594,213)
                                                                    -------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                         42,333,835
   Swaps                                                                  814,183
   Financial futures transactions                                        (665,482)
   Options written                                                         19,339
   Foreign currency transactions                                            6,183
   Short sales                                                             68,268
                                                                    -------------
                                                                       42,576,326
                                                                    -------------
Net gain on investments                                                26,982,113
                                                                    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  29,470,009
                                                                    -------------
                                                                    -------------

    54                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Statement of Changes in Net Assets

                                                         Year Ended July 31,
                                                    ------------------------------
                                                        2003             2002
----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                            $   2,487,896    $   2,520,388
   Net realized loss on investment transactions       (15,594,213)     (20,921,777)
   Net change in unrealized appreciation
      (depreciation) of investments                    42,576,326      (19,644,657)
                                                    -------------    -------------
   Net increase (decrease) in net assets
      resulting from operations                        29,470,009      (38,046,046)
                                                    -------------    -------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                            (798,130)      (1,487,953)
      Class B                                            (981,651)      (1,869,042)
      Class C                                            (530,267)        (631,115)
      Class Z                                             (78,030)        (131,679)
                                                    -------------    -------------
                                                       (2,388,078)      (4,119,789)
                                                    -------------    -------------
Fund share transactions (net of share
   conversions)
   (Note 7)
   Net proceeds from shares sold                       96,394,124       86,962,395
   Net asset value of shares issued in
      reinvestment of dividends and distributions       2,257,491        3,998,554
   Cost of shares reacquired                          (59,673,119)     (55,021,978)
                                                    -------------    -------------
   Net increase in net assets from Fund shares
      transactions                                     38,978,496       35,938,971
                                                    -------------    -------------
Total increase (decrease)                              66,060,427       (6,226,864)
NET ASSETS
Beginning of year                                     208,247,094      214,473,958
                                                    -------------    -------------
End of year(a)                                      $ 274,307,521    $ 208,247,094
                                                    -------------    -------------
                                                    -------------    -------------
------------------------------
(a) Includes undistributed net investment income
of:                                                 $     639,527    $          --
                                                    -------------    -------------

    See Notes to Financial Statements                                     55

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Notes to Financial Statements

      Strategic Partners Asset Allocation Funds (the 'Trust') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three Portfolios: Strategic Partners Moderate Growth Fund (the 'Fund'), Strategic Partners Conservative Growth Fund and Strategic Partners High Growth Fund. These financial statements relate only to Strategic Partners Moderate Growth Fund. The financial statements of the other Portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

      Jennison Associates LLC ('Jennison'), Prudential Investment Management, Inc. ('PIM'), Lazard Asset Management, Pacific Investment Management Company, RS Investments and EARNEST Partners, LLC are the 'Advisers'.

      The investment objective of the Fund is to provide capital appreciation and a reasonable level of current income. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity and fixed income securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or country.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange are
valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC ('PI' or 'Manager'), in consultation with the Subadviser, to be over-the-counter, are valued by an independent pricing agent or principal market maker. U.S. government securities for which market quotations are available shall be valued at a price provided by an independent pricing agent or broker-dealer. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Investments in mutual funds are valued at their net asset value as of the close of

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Notes to Financial Statements Cont'd.

the New York Stock Exchange on the date of valuation. Privately placed securities, including equity securities for which market prices may be obtained from primary dealers, shall be valued at the bid prices provided by such primary dealers. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily obtainable, pursuant to guidelines established by the Board of Trustees. Prices for such securities may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the current daily rates of exchange.

      (ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Notes to Financial Statements Cont'd.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain
(loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures contracts.

      The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Forward Currency Contracts:    A forward currency contract is a commitment
to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on investments. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

      Options:    The Fund may either purchase or write options in order to
hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund's principal reason for writing options is to realize,

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Notes to Financial Statements Cont'd.

through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

      If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain
(loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain
(loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on written option transactions.

      The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Short Sales:    The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively.

      Swaps:    The Fund may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread,
                                                                          59

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Notes to Financial Statements Cont'd.

multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain (loss) is included in the net unrealized appreciation or depreciation on investments. Gain (loss) is realized on the termination date of the swap and is equal to the difference between the Fund's basis in the swap and the proceeds of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counterparty to meet the terms of the agreement.

      The use of derivative transactions may involve elements of both market and credit risk in excess of the amounts reported in the Statement of Assets and Liabilities.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions: The Fund expects to pay dividends of net investment income semi-annually, and distributions of net realized capital and currency gains, if any, are declared annually. Dividends and distributions are recorded on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

      Taxes:    For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Notes to Financial Statements Cont'd.

to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Note 2. Agreements
The Trust has a management agreement with PI. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund's affairs and supervises the Advisers' performance of all investment advisory services. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of the average daily net assets of the Fund. PI, in turn, pays the Advisers' fees, based on the average daily net assets of the Fund segments they manage.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans') regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively, for the year ended July 31, 2003.

      PIMS has advised the Fund that it has received approximately $383,400 and $197,400 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended July 31, 2003.

      PIMS has advised the Fund that for the year ended July 31, 2003, it has received approximately $295,900 and $36,400 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      Jennison, PIMS, PIM and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').
                                                                          61

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Notes to Financial Statements Cont'd.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the year ended July 31, 2003, the amount of the commitment was $800 million and allows the Funds to increase the commitment to $1 billion if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the year ended July 31, 2003.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended July 31, 2003, the Fund incurred fees of approximately $282,000 for the services of PMFS. As of July 31, 2003, approximately $25,000 of such fees were due to PMFS.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The Fund incurred approximately $48,000 in total networking fees, of which the amount relating to the services of Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, was approximately $41,000 for the year ended July 31, 2003. As of July 31, 2003, approximately $7,000 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses on the Statement of Operations.

      The Fund invests in the Taxable Money Market Series, a portfolio of Prudential Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Taxable Money Market Series is a money market fund registered under the Investment Company Act of 1940, as amended, and managed by PI. For the year ended July 31, 2003, the Fund earned income of $152,200 from the Taxable Money Market Series by investing its excess cash.

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Notes to Financial Statements Cont'd.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities, other than short-term investments, for the year ended July 31, 2003, aggregated $361,602,738 and $335,982,386, respectively.

      At July 31, 2003, the Fund had outstanding forward currency contracts both to purchase and sell foreign currencies, as follows:

                                             Value at         Value at
            Foreign Currency                 July 31,      Settlement Date
            Purchase Contract                  2003            Payable        (Depreciation)
-----------------------------------------   -----------    ---------------    --------------
EUR 503,000,
  expiring 8/28/03                           $ 565,678        $ 575,072          $ (9,394)
                                            -----------    ---------------    --------------
                                            -----------    ---------------    --------------
                                             Value at         Value at
            Foreign Currency                 July 31,      Settlement Date
              Sale Contract                    2003          Receivable        Appreciation
-----------------------------------------   -----------    ---------------    --------------
EUR 670,000,
  expiring 8/28/03                           $(753,488)       $(770,118)         $ 16,630
                                            -----------    ---------------    --------------
                                            -----------    ---------------    --------------

      During the year ended July 31, 2003, the Fund entered into financial futures contracts. Details of financial futures contracts outstanding at July 31, 2003 are as follows:

                                                       Value at        Value at
Number of                              Expiration      July 31,          Trade         Appreciation
Contracts             Type                Date           2002            Date         (Depreciation)
---------     ---------------------    -----------    -----------     -----------     ---------------
              Long Position:
     94       US 10 YR Note            Sept. 2003     $10,398,750     $11,017,547        $(618,797)
      2       Fin Fut UK 90 day        Mar. 2004          386,996         387,389             (393)
      3       Fin Fut UK 90 day        June 2004          579,167         580,006             (839)
      2       90 Day Libor             Sept. 2004         385,227         387,120           (1,893)
      4       90 Day EUR               Sept. 2004         976,950         972,750            4,200
      1       90 Day GBP Libor         Dec. 2004          192,212         193,831           (1,619)
      6       90 Day GBP Libor         Mar. 2005        1,151,463       1,161,650          (10,187)
      9       90 Day EUR               June 2005        2,168,100       2,182,000          (13,900)
              Short Position:
    (22)      US 5 YR Note             Sept. 2003      (2,449,219)     (2,552,859)         103,640
                                                                                      ---------------
                                                                                         $(539,788)
                                                                                      ---------------
                                                                                      ---------------

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Notes to Financial Statements Cont'd.

      During the year ended July 31, 2003, the Fund entered into interest rate swap agreements. Details of the swaps at July 31, 2003 are as follows:

 Notional                                                        Unrealized
  Amount       Fixed         Floating         Termination       Appreciation
  (000)         Rate           Rate              Date          (Depreciation)
----------     ------     ---------------    -------------     ---------------
$    7,400(a)    4.00%    3 month LIBOR         12/17/2013(c)     $ 755,821
GBP  3,200(a)    4.25     6 month LIBOR          3/17/2005(d)         8,888
GBP    200(a)    4.25     6 month LIBOR          3/16/2005(d)           832
CHF   3,400(b)   1.50     3 month LIBOR          3/29/2005(e)        (2,733)
JPY  60,000(a)   1.07     6 month LIBOR           6/2/2012(d)        (4,167)
                                                               ---------------
                                                                  $ 758,641
                                                               ---------------
                                                               ---------------

------------------------------
(a) The Fund receives a floating rate and pays a respective fixed rate.
(b) The Fund pays a floating rate and receives a respective fixed rate.
(c) Counterparty--Bank of America Securities LLC.
(d) Counterparty--Morgan Stanley & Co. Inc.
(e) Counterparty--Merrill Lynch.

      During the year ended July 31, 2003, the Fund entered into a forward swap spread lock agreement. Details of the swap agreement outstanding as of July 31, 2003 was as follows:

                                                            Fixed          Floating
                              Maturity       Notional       Spread          Spread            Unrealized
Counterparty                    Date          Amount         Lock            Lock            Appreciation
------------------------    ------------    ----------     --------     ---------------     --------------
Bank of America                                                         U.S. T-Bond,
  Securities LLC(a)           8/13/03       $1,500,000      0.13875%    6.25% 8/15/23         $   32,982
                                                                                            --------------
                                                                                            --------------

------------------------------
(a) Fund receives the net difference between the floating spread lock rate (the yield of a Swap maturing on 8/15/23 minus the 6.25% U.S. T-Bond) and the fixed spread lock rate if it is positive and pays if it is negative.

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Notes to Financial Statements Cont'd.

      During the year ended July 31, 2003, the Fund entered into 2 credit default swap agreement. Details of the swap agreement outstanding as of July 31, 2003 was as follows:

                             Termination     Notional     Fixed         Floating            Unrealized
Counterparty                     Date         Amount      Rate            Rate             Appreciation
-------------------------    ------------    --------     -----     -----------------     --------------
                                                                    United Mexican
                                                                    States Bond
                                                                    11.375% due
Merrill Lynch & Co.(a)         12/16/03      $500,000     0.75 %    9/15/16                  $  1,094
                                                                    AOL Time Warner
                                                                    Zero coupon, due
Merrill Lynch & Co.(a)         12/6/04       $400,000     4.80 %    12/6/19                    21,466
                                                                                          --------------
                                                                                             $ 22,560
                                                                                          --------------
                                                                                          --------------

------------------------------
(a) Fund receives fixed rate and pays to the counterparty at par in the event that the floating rate bond defaults.

      Transactions in written call options during the year ended July 31, 2003 were as follows:

                                                            Number of
                                                            Contracts/
                                                         Notional Amount        Premiums
                                                              (000)             Received
                                                         ----------------       ---------
Options outstanding at July 31, 2002                               25           $  30,696
Options written                                                22,156             351,483
Options terminated                                            (12,669)           (176,574)
Options expired                                                (2,009)            (63,448)
                                                             --------           ---------
Options outstanding at July 31, 2003                            7,503           $ 142,157
                                                             --------           ---------
                                                             --------           ---------

Note 5. Tax Information
Distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income and accumulated net losses on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, overdistribution of net investment income and accumulated net realized loss on investments. For the year ended July 31, 2003, the adjustments were to increase undistributed net investment income by $543,687, decrease accumulated net realized loss on investments by $516,339, decrease unrealized
                                                                          65

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Notes to Financial Statements Cont'd.

capital gain by $22,771 and decrease paid-in capital by $4,577 due to differences in the treatment for books and tax purposes of certain transactions involving foreign securities and currencies, certain tax adjustments pertaining to the investments in Passive Foreign Investment Companies, and differences between financial reporting and tax accounting. Net investment income, net realized losses and net assets were not affected by this change.

      For the years ended July 31, 2002 and July 31, 2003, the tax character of dividends paid of $4,119,789 and $2,388,078, respectively, was ordinary income.

      As of July 31, 2003, the accumulated undistributed earnings on a tax basis was $653,335. This differs from the amount shown on the Statement of Assets and Liabilities primarily due to cumulative timing differences.

      As of July 31, 2003, the capital loss carryforward for tax purposes is approximately $31,935,000 of which $8,507,000 expires in 2010 and $23,428,000 expires in 2011. The capital loss carryforward differs from the amount on the Statement of Assets and Liabilities primarily due to the Fund electing to treat post-October capital losses of approximately $6,307,766 as having occurred in the following fiscal year.

      The United States federal income tax basis of the Fund's investments and the net unrealized depreciation as of July 31, 2003 were as follows:

                                                      Other         Total Net
                                                   Cost Basis       Unrealized
 Tax Basis       Appreciation     Depreciation     Adjustments     Appreciation
------------     ------------     ------------     -----------     ------------
$261,672,391     $ 25,147,292      $ 7,131,513      $ 828,854      $ 18,844,633

      The differences between book and tax basis are primarily attributable to the different treatment of wash sales and passive foreign investment companies for book and tax purposes. The other cost basis adjustments are primarily attributable to futures, forward currency contracts and mark to market of receivables and payables.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Notes to Financial Statements Cont'd.

subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of July 31, 2003 Prudential owned 750 shares in each of the Classes A, B, C and Z.

      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended July 31, 2003:
Shares sold                                                    1,977,133    $ 17,884,072
Shares issued in reinvestment of dividends and distributions      81,541         768,074
Shares reacquired                                             (1,939,843)    (17,458,984)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     118,831       1,193,162
Shares issued upon conversion from Class B                       122,093       1,099,652
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    240,924    $  2,292,814
                                                              ----------    ------------
                                                              ----------    ------------
Year ended July 31, 2002:
Shares sold                                                    1,626,004    $ 16,554,072
Shares issued in reinvestment of dividends and distributions     146,940       1,440,660
Shares reacquired                                             (1,678,983)    (16,899,015)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                      93,961       1,095,717
Shares issued upon conversion from Class B                       146,653       1,468,951
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    240,614    $  2,564,668
                                                              ----------    ------------
                                                              ----------    ------------
Class B
------------------------------------------------------------
Year ended July 31, 2003:
Shares sold                                                    3,501,089    $ 31,531,933
Shares issued in reinvestment of dividends and distributions     101,141         946,380
Shares reacquired                                             (2,518,569)    (22,487,579)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   1,083,661       9,990,734
Shares issued upon conversion from Class A                      (122,607)     (1,099,652)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    961,054    $  8,891,082
                                                              ----------    ------------
                                                              ----------    ------------
Year ended July 31, 2002:
Shares sold                                                    3,289,589    $ 33,193,576
Shares issued in reinvestment of dividends and distributions     185,708       1,821,832
Shares reacquired                                             (2,188,337)    (21,480,205)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                   1,286,960      13,535,203
Shares issued upon conversion from Class A                      (147,278)     (1,468,951)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                  1,139,682    $ 12,066,252
                                                              ----------    ------------
                                                              ----------    ------------

                                                                          67

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Notes to Financial Statements Cont'd.

Class C                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended July 31, 2003:
Shares sold                                                    4,239,905    $ 38,146,392
Shares issued in reinvestment of dividends and distributions      51,001         478,606
Shares reacquired                                             (1,818,738)    (16,134,511)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                  2,472,168    $ 22,490,487
                                                              ----------    ------------
                                                              ----------    ------------
Year ended July 31, 2002:
Shares sold                                                    3,265,611    $ 33,060,063
Shares issued in reinvestment of dividends and distributions      62,836         611,082
Shares reacquired                                             (1,186,551)    (11,564,547)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                  2,141,896    $ 22,106,598
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Year ended July 31, 2003:
Shares sold                                                      944,716    $  8,831,727
Shares issued in reinvestment of dividends and distributions       6,813          64,431
Shares reacquired                                               (384,913)     (3,592,045)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    566,616    $  5,304,113
                                                              ----------    ------------
                                                              ----------    ------------
Year ended July 31, 2002:
Shares sold                                                      402,803    $  4,154,684
Shares issued in reinvestment of dividends and distributions      12,645         124,980
Shares reacquired                                               (503,938)     (5,078,211)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    (88,490)   $   (798,547)
                                                              ----------    ------------
                                                              ----------    ------------

                                               ANNUAL REPORT JULY 31, 2003

       STRATEGIC PARTNERS
       ASSET ALLOCATION FUNDS
       STRATEGIC PARTNERS
       MODERATE GROWTH FUND
                                                          Financial Highlights

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Financial Highlights

                                                                      Class A
                                                                   --------------
                                                                     Year Ended
                                                                   July 31, 2003
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:(d)
Net asset value, beginning of period                                  $   8.86
                                                                   --------------
Income from investment operations:
Net investment income                                                      .15
Net realized and unrealized gain (loss) on investments and
   foreign currencies                                                     1.02
                                                                   --------------
      Total from investment operations                                    1.17
                                                                   --------------
Less distributions
Dividends from net investment income                                      (.14)
Distributions from net realized capital gains                               --
                                                                   --------------
      Total dividends and distributions                                   (.14)
                                                                   --------------
Net asset value, end of period                                        $   9.89
                                                                   --------------
                                                                   --------------
TOTAL RETURN(b)                                                          13.29%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 58,862
Average net assets (000)                                              $ 51,006
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              1.49%
   Expenses, excluding distribution and service (12b-1) fees              1.24%
   Net investment income                                                  1.66%
For Class A, B, C and Z shares:
  Portfolio turnover rate                                                  158%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.
(e) Not annualized.

    70                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Financial Highlights Cont'd.

                                            Class A
-----------------------------------------------------------------------------------------------
                   Year Ended July 31,
----------------------------------------------------------        November 18, 1998(a)
      2002                 2001                 2000             Through July 31, 1999
-----------------------------------------------------------------------------------------------
    $  10.70             $  12.03             $  10.86                  $  10.00
    --------             --------             --------                  --------
         .19                  .24                  .26                       .12
       (1.76)                (.83)                1.25                       .83
    --------             --------             --------                  --------
       (1.57)                (.59)                1.51                       .95
    --------             --------             --------                  --------
        (.27)                (.14)                (.26)                     (.09)
          --                 (.60)                (.08)                       --
    --------             --------             --------                  --------
        (.27)                (.74)                (.34)                     (.09)
    --------             --------             --------                  --------
    $   8.86             $  10.70             $  12.03                  $  10.86
    --------             --------             --------                  --------
    --------             --------             --------                  --------
      (14.92)%              (4.89)%              13.96%                     9.47%
    $ 50,559             $ 58,517             $ 48,786                  $ 20,372
    $ 57,234             $ 56,627             $ 34,809                  $ 12,286
        1.48%                1.54%                1.49%                     1.88%(c)
        1.23%                1.29%                1.24%                     1.63%(c)
        1.68%                2.18%                2.27%                     1.59%(c)
         217%                 246%                 155%                       96%(e)

    See Notes to Financial Statements                                     71

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Financial Highlights Cont'd.

                                                                      Class B
                                                                   --------------
                                                                     Year Ended
                                                                   July 31, 2003
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:(d)
Net asset value, beginning of period                                  $   8.83
                                                                   --------------
Income from investment operations:
Net investment income                                                      .08
Net realized and unrealized gain (loss) on investments and
   foreign currencies                                                     1.03
                                                                   --------------
      Total from investment operations                                    1.11
                                                                   --------------
Less distributions
Dividends from net investment income                                      (.08)
Distributions from net realized capital gains                               --
                                                                   --------------
      Total dividends and distributions                                   (.08)
                                                                   --------------
Net asset value, end of period                                        $   9.86
                                                                   --------------
                                                                   --------------
TOTAL RETURN(b)                                                          12.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $129,759
Average net assets (000)                                              $113,902
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              2.24%
   Expenses, excluding distribution and service (12b-1) fees              1.24%
   Net investment income                                                   .91%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.

    72                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Financial Highlights Cont'd.

                                            Class B
-----------------------------------------------------------------------------------------------
                   Year Ended July 31,
----------------------------------------------------------        November 18, 1998(a)
      2002                 2001                 2000             Through July 31, 1999
-----------------------------------------------------------------------------------------------
    $  10.63             $  12.01             $  10.85                  $  10.00
----------------     ----------------         --------                  --------
         .11                  .16                  .17                       .06
       (1.75)                (.84)                1.23                       .83
----------------     ----------------         --------                  --------
       (1.64)                (.68)                1.40                       .89
----------------     ----------------         --------                  --------
        (.16)                (.10)                (.16)                     (.04)
          --                 (.60)                (.08)                       --
----------------     ----------------         --------                  --------
        (.16)                (.70)                (.24)                     (.04)
----------------     ----------------         --------                  --------
    $   8.83             $  10.63             $  12.01                  $  10.85
----------------     ----------------         --------                  --------
----------------     ----------------         --------                  --------
      (15.56)%              (5.72)%              12.88%                     8.99%
    $107,775             $117,664             $ 99,950                  $ 58,678
    $116,960             $109,534             $ 79,855                  $ 36,645
        2.23%                2.29%                2.24%                     2.63%(c)
        1.23%                1.29%                1.24%                     1.63%(c)
         .93%                1.43%                1.48%                      .85%(c)

    See Notes to Financial Statements                                     73

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Financial Highlights Cont'd.

                                                                      Class C
                                                                   --------------
                                                                     Year Ended
                                                                   July 31, 2003
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:(d)
Net asset value, beginning of period                                  $   8.83
                                                                   --------------
Income from investment operations:
Net investment income                                                      .08
Net realized and unrealized gain (loss) on investments and
   foreign currencies                                                     1.03
                                                                   --------------
      Total from investment operations                                    1.11
                                                                   --------------
Less distributions
Dividends from net investment income                                      (.08)
Distributions from net realized capital gains                               --
                                                                   --------------
      Total dividends and distributions                                   (.08)
                                                                   --------------
Net asset value, end of period                                        $   9.86
                                                                   --------------
                                                                   --------------
TOTAL RETURN(b)                                                          12.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $ 77,008
Average net assets (000)                                              $ 59,626
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees              2.24%
   Expenses, excluding distribution and service (12b-1) fees              1.24%
   Net investment income                                                   .89%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.

    74                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Financial Highlights Cont'd.

                                            Class C
-----------------------------------------------------------------------------------------------
                   Year Ended July 31,
----------------------------------------------------------        November 18, 1998(a)
      2002                 2001                 2000             Through July 31, 1999
-----------------------------------------------------------------------------------------------
    $  10.63             $  12.01             $  10.85                  $  10.00
    --------             --------             --------                  --------
         .11                  .16                  .17                       .06
       (1.75)                (.84)                1.23                       .83
    --------             --------             --------                  --------
       (1.64)                (.68)                1.40                       .89
    --------             --------             --------                  --------
        (.16)                (.10)                (.16)                     (.04)
          --                 (.60)                (.08)                       --
    --------             --------             --------                  --------
        (.16)                (.70)                (.24)                     (.04)
    --------             --------             --------                  --------
    $   8.83             $  10.63             $  12.01                  $  10.85
    --------             --------             --------                  --------
    --------             --------             --------                  --------
      (15.56)%             (5.72)%               12.88%                     8.99%
    $ 47,165             $ 34,021             $ 28,040                  $ 22,375
    $ 40,465             $ 30,623             $ 25,835                  $ 18,346
        2.23%                2.29%                2.24%                     2.63%(c)
        1.23%                1.29%                1.24%                     1.63%(c)
         .95%                1.43%                1.44%                      .79%(c)

    See Notes to Financial Statements                                     75

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Financial Highlights Cont'd.

                                                                      Class Z
                                                                   --------------
                                                                     Year Ended
                                                                   July 31, 2003
---------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:(d)
Net asset value, beginning of period                                   $ 8.87
                                                                      -------
Income from investment operations:
Net investment income                                                     .16
Net realized and unrealized gain (loss) on investments and
   foreign currencies                                                    1.03
                                                                      -------
      Total from investment operations                                   1.19
                                                                      -------
Less distributions
Dividends from net investment income                                     (.16)
Distributions from net realized capital gains                              --
                                                                      -------
      Total dividends and distributions                                  (.16)
                                                                      -------
Net asset value, end of period                                         $ 9.90
                                                                      -------
                                                                      -------
TOTAL RETURN(b)                                                         13.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                        $8,679
Average net assets (000)                                               $4,090
Ratios to average net assets:
   Expenses, including distribution and service (12b-1) fees             1.24%
   Expenses, excluding distribution and service (12b-1) fees             1.24%
   Net investment income                                                 1.86%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.

    76                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Financial Highlights Cont'd.

                                            Class Z
-----------------------------------------------------------------------------------------------
                   Year Ended July 31,
----------------------------------------------------------        November 18, 1998(a)
      2002                 2001                 2000             Through July 31, 1999
-----------------------------------------------------------------------------------------------
    $  10.72             $  12.05             $  10.87                  $  10.00
    --------             --------             --------                  --------
         .22                  .25                  .27                       .13
       (1.77)                (.82)                1.27                       .84
    --------             --------             --------                  --------
       (1.55)                (.57)                1.54                       .97
    --------             --------             --------                  --------
        (.30)                (.16)                (.28)                     (.10)
          --                 (.60)                (.08)                       --
    --------             --------             --------                  --------
        (.30)                (.76)                (.36)                     (.10)
    --------             --------             --------                  --------
    $   8.87             $  10.72             $  12.05                  $  10.87
    --------             --------             --------                  --------
    --------             --------             --------                  --------
      (14.70)%              (4.75)%              14.18%                     9.70%
    $  2,749             $  4,272             $  1,348                  $ 13,578
    $  4,262             $  2,685             $  4,102                  $ 21,914
        1.23%                1.29%                1.24%                     1.63%(c)
        1.23%                1.29%                1.24%                     1.63%(c)
        1.93%                2.39%                2.11%                     1.68%(c)

    See Notes to Financial Statements                                     77

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Report of Independent Auditors

To the Shareholders and Board of Trustees of Strategic Partners Asset Allocation Funds--
Strategic Partners Moderate Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Partners Asset Allocation Funds--Strategic Partners Moderate Growth Fund (the 'Fund') at July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
September 29, 2003

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Tax Information (Unaudited)

      We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (July 31, 2003) as to the federal income tax status of dividends paid by the Fund during such fiscal period. Accordingly, we are advising you that during its fiscal period ended July 31, 2003, the Fund paid an ordinary distribution for Class A, Class B, Class C and Class Z shares of $0.14 per share, $0.08 per share, $0.08 per share and $0.16 per share, respectively, which represents net investment income. Further, we wish to advise you that 79.26% of the ordinary income dividends paid in the fiscal period ended July 31, 2003 qualified for the corporate dividend received deduction available to corporate taxpayers.

      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders. Please be advised that 3.22% of the dividends paid from ordinary income in the fiscal year ended July 31, 2003, qualify for each of these states' tax exclusion.

      The Fund intends to designate the maximum amount of dividends, qualified for the reduced tax rate under The Jobs and Growth Tax Relief Reconciliation Act of 2003, allowable.

      For the purpose of preparing your annual federal income tax return, however, you should report the amounts as reflected on the appropriate Form 1099-DIV or substitute 1099-DIV.
                                                                          79

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Supplemental Proxy Information (Unaudited)

      A meeting of the Fund's shareholders was held on July 17, 2003, in conjunction with shareholder meetings for certain other funds within the Strategic Partners Mutual Fund complex. The meeting was held for the following purpose:

      To elect the following ten individuals to serve on the Fund's Board of Trustees to a term until the earlier to occur (a) the next meeting of shareholders at which Board Members are elected and until their successors are elected and qualified or (b) until their terms expire in accordance with each Fund's retirement policy which generally calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75.

-  David E.A. Carson
-  Robert E. La Blanc
-  Douglas H. McCorkindale
-  Stephen P. Munn
-  Richard A. Redeker
-  Robin B. Smith
-  Stephen Stoneburn
-  Clay T. Whitehead
-  Judy A. Rice
-  Robert F. Gunia

      The results of the proxy solicitation on the above matters were:

Trustee                            Votes For      Votes Against     Abstentions
------------------------------    ------------    -------------     -----------
David E.A. Carson                   16,770,724         --               --
Robert E. La Blanc                  16,768,921         --               --
Douglas H. McCorkindale             16,773,886         --               --
Stephen P. Munn                     16,774,725         --               --
Richard A. Redeker                  16,775,435         --               --
Robin B. Smith                      16,774,022         --               --
Stephen Stoneburn                   16,774,994         --               --
Clay T. Whitehead                   16,773,536         --               --
Judy A. Rice                        16,777,390         --               --
Robert F. Gunia                     16,771,099         --               --

      One or more matters in addition to the election of Trustees were submitted for shareholder approval, and the shareholder meeting relating to those matters was adjourned until a date following the close of the reporting period.

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Management of the Trust (Unaudited)

Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be 'interested persons' of the Fund as defined in the 1940 Act are referred to as 'Independent Trustees.' Trustees who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Trustees.' 'Fund Complex' consists of the Fund and any other investment companies managed by PI.

Independent Trustees2

David E.A. Carson (69), Trustee since 20033

Oversees 97 portfolios in Fund complexD

Principal occupations (last 5 years): Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer of People's Bank (1983-1997).

Other Directorships held: Director of United Illuminating and UIL Holdings (Utility company), since 1993.

Robert E. La Blanc (69), Trustee since 19993

Oversees 107 portfolios in Fund complexD

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan
College.

Other Directorships held:4 Director of Storage Technology Corporation (technology) (since 1979), Chartered Semiconductor Manufacturing, Ltd. (Singapore) (since 1998), Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (since 2002) (software company); Director (since
1999) of First Financial Fund, Inc. and the High Yield Plus Fund, Inc.

Douglas H. McCorkindale (64), Trustee since 19983

Oversees 99 portfolios in Fund complexD

Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May
2000) of Gannett Co., Inc.

Other Directorships held:4 Director of Gannett Co. Inc., Director of Continental Airlines Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus Fund, Inc. (since
1996).

Stephen P. Munn (61), Trustee since 20033

Oversees 105 portfolios in Fund complexD

Principal occupations (last 5 years): Chairman of the Board (since 1994) and formerly Chief Executive Officer (1998-2001) and President of Carlisle Companies Incorporated.

Other Directorships held:4 Chairman of the Board (since January 1994) and Director (since 1988) of Carlisle Companies Incorporated (manufacturer of industrial products); Director of Gannet Co. Inc. (publishing and media).

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Management of the Trust (Unaudited) Cont'd.

Richard A. Redeker (60), Trustee since 20033

Oversees 100 portfolios in Fund complexD

Principal occupations (last 5 years): Formerly Management Consultant of Invesmart, Inc. (August 2001-October 2001); formerly employee of Prudential Investments (October 1996-December 1998).

Other Directorships held:4 None

Robin B. Smith (63), Trustee since 20033

Oversees 107 portfolios in Fund complexD

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing), formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:4 Director of BellSouth Corporation (since 1992).

Stephen Stoneburn (60), Trustee since 19993

Oversees 105 portfolios in Fund complexD

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Other Directorships held:4 None

Clay T. Whitehead (64), Trustee since 19993

Oversees 104 portfolios in Fund complexD

Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).

Other Directorships held:4 Director (since 2000) of First Financial Fund, Inc. and the High Yield Plus Fund, Inc.

Interested Trustees1

Judy A. Rice (55), President and Trustee since 20033

Oversees 102 portfolios in Fund complexD

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Executive Vice President of PI (1999-2003); formerly various positions to Senior Vice President (1992-1999) of Prudential Securities Incorporated (PSI); and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Other Directorships held:4 None

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Management of the Trust (Unaudited) Cont'd.

Robert F. Gunia (57), Vice President and Trustee since 19993

Oversees 187 portfolios in Fund complexD

Principal occupations (last 5 years): Chief Administrative Officer (since June
1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC
(PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America; Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.

Other Directorships held:4 Vice President and Director (since May 1989) and Treasurer (since 1994) of The Asia Pacific Fund, Inc.
Information pertaining to the Officers of the Trust is set forth below.

Officers2

Lori E. Bostrom (40), Secretary since 2002

Principal occupations (last 5 years): Vice President and Corporate Counsel (since October 2002) of Prudential; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc.; formerly, various positions to Senior Counsel of The Guardian Life Insurance Company of America (February 1996-October 2002).

Marguerite E.H. Morrison (47), Chief Legal Officer and Assistant Secretary since 20033

Principal occupations (last 5 years): Vice President and Chief Legal Officer--Mutual Funds and Unit Investment Trusts (since August 2000) of Prudential; Senior Vice President and Secretary (since April 2003) of PI; Senior Vice President and Secretary (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Vice President and Assistant Secretary of PIMS (since October 2001), previously Senior Vice President and Assistant Secretary (February 2001-April 2003) of PI, Vice President and Associate General Counsel (December 1996-February 2001) of PI and Vice President and Associate General Counsel (September 1987-September 1996) of PSI.

Maryanne Ryan (38), Anti-Money Laundering Officer since 20023

Principal occupations (last 5 years): Vice President, Prudential (since November
1998), First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.
                                                                          83

      Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund
             Management of the Trust (Unaudited) Cont'd.

Grace C. Torres (44), Treasurer and Principal Financial and Accounting Officer since 19983

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.
---------------------------

   1 'Interested' Director, as defined in the 1940 Act, by reason of employment with the Manager,
     (Prudential Investments LLC or PI), the Subadviser (Prudential Investment Management, Inc. or
     PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).
   2 Unless otherwise noted, the address of the Directors and Officers is c/o: Prudential
     Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.
   3 There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as
     Directors and/or Officer.
   4 The Fund Complex of all investment companies managed by PI. Effective May 1, 2003, the Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds,
     American Skandia Advisor Funds, Inc. The Prudential Variable Contract Accounts 2, 10, 11, The
     Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and
     Prudential's Gibraltar Fund.
   D The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include Jennison/Dryden Mutual Funds, Strategic Partners Funds, American
     Skandia Advisor Funds, Inc., The Prudential Variable Contract Accounts 2, 10, 11, The Target
     Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential's
     Gibraltar Fund.

Additional information about the Fund's Directors is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

Strategic Partners Asset Allocation Funds
Strategic Partners Moderate Growth Fund

Class A     Growth of a $10,000 Investment

                  (CHART)

Average Annual Total Returns (With Sales Charge)      As of 7/31/03
            One Year    Three Years    Since Inception
Class A      7.62%        -4.50%            1.78%
Class B      7.58         -4.48             1.90
Class C     10.47         -3.91             1.88
Class Z     13.54         -2.63             3.14

Average Annual Total Returns (Without Sales Charge)  As of 7/31/03
            One Year    Three Years    Since Inception
Class A      13.29%       -2.86%            2.90%
Class B      12.58        -3.58             2.10
Class C      12.58        -3.58             2.10
Class Z      13.54        -2.63             3.14

Past performance is not indicative of future results. Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source: Prudential
Investments LLC and Lipper Inc. Inception date: 11/18/98. The graph compares a $10,000 investment in the Strategic Partners Moderate
Growth Fund (Class A shares) with a similar investment in the Standard & Poor's 500
Composite Stock Price Index (S&P 500 Index) by portraying the initial account values at the commencement of operations of Class A shares
(November 18, 1998) and the account values at the end of the current fiscal year (July 31, 2003) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees
(including management fees) were deducted; and
(c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables, performance for Class B and Class C shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without a distribution
            www.strategicpartners.com  (800) 225-1852

and service (12b- 1) fee waiver of 0.05% for Class A shares through July 31, 2003, the returns shown in the graph and for Class A shares in the tables would have been lower.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United
States have performed. The S&P 500 Index's total returns include the reinvestment of all dividends, but do not include the effects of sales charges, operating expenses of a mutual fund, or taxes. These returns would be lower if they included the effects of sales charges, operating expenses, or taxes. The securities that comprise the S&P 500 Index may differ substantially from the securities in the Fund.
The S&P 500 Index is not the only index that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

The Fund charges a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually.
Approximately seven years after purchase, Class
B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% , a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually.
Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

FOR MORE INFORMATION

Strategic Partners Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit our website at:
www.strategicpartners.com

Trustees
David E.A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Stephen P. Munn
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen D. Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer and Principal
   Financial and Accounting Officer
Marguerite E.H. Morrison, Chief Legal
   Officer and Assistant Secretary
Lori E. Bostrom, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Advisers
EARNEST Partners, LLC
75 14th Street, Suite 2300
Atlanta, GA 30309

Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Lazard Asset Management
30 Rockefeller Plaza
New York, NY 10112

Pacific Investment Mgmt. Company LLC
840 Newport Center Dr.
Newport Beach, CA 92660

Prudential Investment Management, Inc.
Gateway Center Two
100 Mulberry Street
Newark, NJ 07102

RS Investment Management, LP
388 Market Street, Suite 1700
San Francisco, CA 94111

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Fund Symbols    Nasdaq      CUSIP
  Class A       PAMGX     86276X889
  Class B       DMGBX     86276X871
  Class C       PIMGX     86276X863
  Class Z       PDMZX     86276X855

MFSP504E3        IFS-A083963

Mutual Funds:
ARE NOT INSURED BY THE FDIC OR ANY FEDERAL
GOVERNMENT AGENCY

MAY LOSE VALUE

ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
ANY BANK AFFILIATE

                                               Annual Report July 31, 2003

STRATEGIC PARTNERS
ASSET ALLOCATION FUNDS      (LOGO)

STRATEGIC PARTNERS
HIGH GROWTH FUND
Objective: Seeks Long-Term Capital Appreciation


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund

Performance at a Glance

FUND OBJECTIVE
The investment objective of the Strategic Partners
High Growth Fund (the Fund) is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

ASSET CLASSES ARE CLASSIFICATIONS OF INVESTMENTS
Stocks are shares of ownership in a firm. Owners share in the profits after debts are paid, and share in the firm's appreciation in value. Generally, the prices of stocks vary with investors' estimates of a firm's earnings prospects, including the impact of broader economic conditions.

Bonds are loans to a company, government, or agency.
They carry a fixed interest rate or one that varies according to the terms specified in the bond. They have a maturity date at which they must be repaid.
Generally, bond prices fluctuate with current interest rates and with events that affect the debtor's prospects of repaying the loan. Bonds historically have varied less in value than stocks and have had lower long-term returns. The Strategic
Partners High Growth Fund has no bonds in its asset allocation, achieving diversification with several categories of stocks.

Strategic Partners High Growth Fund Diversification Target

                          (CHART)
                             www.strategicpartners.com    (800) 225-1852

Annual Report    July 31, 2003

    Cumulative Total Returns1                              As of 7/31/03

                                    One Year  Three Years   Since Inception2
Class A                              13.72%     -19.66%         10.12%
Class B                              12.80      -21.47           6.40
Class C                              12.80      -21.47           6.40
Class Z                              14.08      -19.01          11.63
S&P 500 Index3                       10.64      -27.59          -9.16
Lipper Multi-Cap Core Funds Avg.4    11.04      -22.81           5.29

    Average Annual Total Returns1                          As of 6/30/03

                                    One Year    Three Years  Since Inception2
Class A                              -6.31%       -9.38%         0.38%
Class B                              -7.07        -9.35          0.56
Class C                              -4.12        -8.82          0.53
Class Z                              -1.16        -7.60          1.78
S&P 500 Index3                        0.25       -11.19         -2.45
Lipper Multi-Cap Core Funds Avg.4    -0.42        -9.59          0.24

Past performance is not indicative of future results.
Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source:
Prudential Investments LLC and Lipper Inc. The cumulative total returns do not take into account applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns do take into account applicable sales charges. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge (CDSC) for the first year.
Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually.
Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. 2Inception date: 11/18/98. 3The Standard & Poor's 500 Composite
Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies.
It gives a broad look at how U.S. stock prices have performed. 4The Lipper Multi-Cap Core Funds Average
(Lipper Average) represents returns based on the average return of all funds in the Lipper Multi-Cap
Core Funds category for the periods noted. Funds in the Lipper Multi-Cap Core Funds Average invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P SuperComposite 1500
Index. The returns for the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.
Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

STRATEGIC PARTNERS
ASSET ALLOCATION FUNDS

                                  September 15, 2003

DEAR SHAREHOLDER,
Stocks and bonds often move in opposite directions.
Recently, signs of stronger economic growth helped sustain the rise in equities but weighed on bonds, particularly U.S. Treasury securities. Regardless of the direction of financial markets, it is important to remember that a wise investor plans today for tomorrow's needs. Current market activity should have little impact on planning for your long-term investment goals.

Whether you are investing for your retirement, your children's education, or some other purpose, Strategic Partners mutual funds offer the resources and professional discipline of leading asset management firms. Our team of experienced analysts selects firms that are widely respected by institutional and individual investors. These firms have established track records in the specific asset classes and management styles they offer in Strategic
Partners funds. Our analysts continue to monitor their performance and adherence to the investment processes that earned them their reputations.

We recommend that you develop a personal asset allocation strategy in consultation with a financial professional who knows you, who understands your reasons for investing, the time you have to reach your goals, and the amount of risk you are comfortable assuming. Strategic Partners mutual funds offer a wide range of investment choices, and your financial professional can help you choose the appropriate funds to implement your strategy.

I was named president of the Strategic Partners Asset
Allocation Funds in March 2003. Thank you for your confidence in Strategic Partners mutual funds. We look forward to serving your future investment needs.

Sincerely,


Judy A. Rice, President
Strategic Partners Asset Allocation Funds/Strategic Partners
High Growth Fund

Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund

Annual Report    July 31, 2003

INVESTMENT ADVISERS' REPORT

MARKET OVERVIEW: STOCKS AND BONDS PERFORMED WELL
Returns over the full 12-month reporting period that ended July 31, 2003 were dominated by substantial gains in the second quarter of 2003. During much of the reporting period, global equity markets were whipsawed by economic and geopolitical uncertainty.
Just before war began in Iraq, investors began to think that a war was inevitable but that it would be short. Their growing confidence that the worst economic troubles were behind us sparked a steep market rally. The rally may have driven share prices above the level that earnings growth expectations at that time would justify. Markets slowed to neutral in mid-June and continued to be indecisive through the rest of the reporting period.

As is often the case early in economic recoveries, shares of companies whose earnings typically respond most to economic growth fared best. Small-cap stocks, particularly small-cap growth stocks, far outpaced large caps. Markets in Europe and Japan did not perform as well as U.S. markets because economic growth in those regions continued to be sluggish.
However, returns of European stocks to U.S. investors were given a substantial boost by the decline of the U.S. dollar against the euro. Even so, the returns of the major developed country markets, as measured by the MSCI EAFE Index, trailed broad measures of the U.S. market.

Bond markets remained strong through most of the reporting period due to low interest rates caused by uncertainty about the economy. Toward the end of the period, interest rates rose somewhat (and bond prices fell) as many corporations tried to borrow before faster economic growth and large government budget deficits drove the cost of borrowing substantially higher. High yield bonds (also known as "junk bonds") kept more of their gains than most fixed income sectors.

Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund

Annual Report    July 31, 2003

The Contribution of Asset Allocation.   All of the
Strategic Partners High Growth Fund's asset classes had positive returns, and all but international stocks reached double-digit gains. The Fund's relatively large 30% allocation to small-cap stocks
(including both growth and value styles) added significantly to its return because small-cap stocks are particularly responsive to changes in investor confidence. This benefit was magnified by the excellent relative performance of the Fund's small-cap value portfolio. The strong performance of the international stock portfolio's investment adviser enhanced the relatively modest gain of that asset class.

Large-Cap Growth Stocks.   The Fund's large-cap
growth segment slightly underperformed its target primarily because of a modest underweight and mixed performance in the technology sector. Technology holdings overall made the largest contribution to the portfolio's return, particularly strong performances by positions such as Intel, Cisco Systems, and SAP, all of which benefited from a cyclical recovery in business activity. However, these were offset by weakness in some of our semiconductor holdings, such as Texas Instuments. Performance was enhanced by favorable stock selection in healthcare and financial stocks. Biotechnology holdings, such as Genentech, Amgen, and Gilead Sciences, were particularly strong contributors. In the financial sector, the emphasis on companies that could benefit from the improving capital markets, such as Citigroup, American Express, and Merrill Lynch, added to returns. Less cyclical companies in the consumer staples and industrials sectors detracted from the return.

Large-Cap Value Stocks.  The return on the Fund's
large-cap value segment was slightly above its target
primarily because of its emphasis on and selection within
the information technology sector. As investors began to
anticipate a recovery in technology spending, stocks
of a diverse set of companies--including Agere
Systems, Xerox, Hewlett-Packard, and Solectron--had
significant advances. Two media stocks--EchoStar
Communications and News Corp.--and a selection of
electric utilities also
www.strategicpartners.com    (800) 225-1852

Asset Class Index Returns                 As of 7/31/03

                          (CHART)

The chart above shows returns for one year ended July
31, 2003, of various securities indexes that are generally considered representative of the market sectors in which the fund may invest. Source:
Prudential Investments LLC and Lipper Inc. The performance cited does not represent the performance of the Strategic Partners High Growth Fund. Past performance is not indicative of future results.
Investors cannot invest directly in an index.

The Russell 1000 Value Index contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

The Russell 2000 Growth Index contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index generally have higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth values.

The Morgan Stanley Capital International Europe,
Australasia, and Far East Index (MSCI EAFE Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far
East. It gives a broad look at how foreign stock prices have performed.

The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between 1 and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed.

The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index of fixed-rate, noninvestment-grade debt securities with at least one year remaining to maturity. The Index gives a broad look at how high yield (junk) bonds have performed.

Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund

Annual Report    July 31, 2003

made substantial contributions to the segment's return. These strengths were partially offset by losses on healthcare positions, particularly hospital managers HCA and Tenet Healthcare.

Small/Mid-Cap Growth Stocks. The Fund's small/mid-cap growth segment substantially underperformed its target, although it still returned more than 20% because of the generally strong performance of the asset class. We changed the investment adviser for this asset class in mid-period. Measured over the full period, poor security selection held back the portfolio's return, particularly positions in
Monolithic Systems Technologies (memory semiconductor technology), Medsource Technologies (medical device engineering services), and Websense (Internet access management).

RS Investments, the new adviser, was at the helm during the spurt in small-cap growth stocks in the second calendar quarter of 2003. The portfolio performed well at this time, outperforming its target in part because of its emphasis on consumer-related
Internet companies.

Small/Mid-Cap Value Stocks. The Fund's small/mid-cap value segment outperformed its target by about eight percentage points over the year, a huge margin.
Consumer discretionary stocks such as Hovnanian
Enterprises (homes), Harman International (audio equipment), and Fred's (discount general merchandise) added to performance. Administaff (outsourcing services) and American Tower (cellular telephone towers) also made substantial contributions.

International Stocks.  The Fund's international
stocks benefited from strong selection in financials,
with positions in the banking firms Barclays and BNP
Paribas posting strong returns. The segment avoided
insurers who had invested reserves that exposed them
to the poor capital markets. Technology holdings
overall declined less than those in the MSCI EAFE
Index. The segment's focus on companies with strong
competitive positions
              www.strategicpartners.com    (800) 225-1852

helped protect it. Although an overweight in consumer staples hurt performance, the impact was mitigated by stock selection within the sector. For example, the segment did not hold the large international grocery chain Ahold, whose share price suffered from news of accounting scandals.

Strategic Partners High Growth Fund Management Team

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Portfolio of Investments as of July 31, 2003

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  92.6%
COMMON STOCKS  92.1%
-------------------------------------------------------------------------------------
Aerospace & Defense  1.4%
     11,500      General Dynamics Corp.                             $        912,410
      7,100      Moog, Inc. (Class A)(a)                                     262,700
      9,400      Northrop Grumman Corp.                                      867,056
     15,600      Smiths Group PLC (United Kingdom)                           183,935
                                                                    ----------------
                                                                           2,226,101
-------------------------------------------------------------------------------------
Auto Components  0.2%
     22,900      CSK Auto Corp.(a)                                           338,920
-------------------------------------------------------------------------------------
Automobiles  1.1%
      4,690      Bayerische Motoren Werke (BMW) AG (Germany)                 182,121
      5,100      Harley-Davidson, Inc.                                       239,088
      4,000      Honda Motor Co., Ltd. (Japan)                               154,299
     73,000      Nissan Motor Co., Ltd. (Japan)                              711,560
     15,700      TBC Corp.(a)                                                314,942
      4,600      Winnebago Industries, Inc.                                  181,976
                                                                    ----------------
                                                                           1,783,986
-------------------------------------------------------------------------------------
Beverages  1.1%
      8,800      Anheuser-Busch Cos., Inc.                                   456,016
     57,300      Diageo PLC (United Kingdom)                                 585,343
     12,310      Heineken NV (Netherlands)                                   446,704
     13,600      Peet's Coffee & Tea, Inc.(a)                                249,560
                                                                    ----------------
                                                                           1,737,623
-------------------------------------------------------------------------------------
Biotechnology  2.3%
     21,700      Amgen, Inc.(a)                                            1,509,886
     10,300      Genentech, Inc.(a)                                          831,725
      9,500      Gilead Sciences, Inc.(a)                                    648,375
      9,700      Medimmune, Inc.(a)                                          380,143
     18,500      Serologicals Corp.(a)                                       284,160
      8,200      Telik, Inc.(a)                                              156,538
                                                                    ----------------
                                                                           3,810,827

    8                                      See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
Building Products  0.5%
    108,500      Kingfisher PLC (United Kingdom)                    $        489,218
     14,900      Watsco, Inc.                                                259,707
                                                                    ----------------
                                                                             748,925
-------------------------------------------------------------------------------------
Capital Markets  2.8%
     13,700      Bank of New York Co., Inc. (The)                            412,644
     13,800      Goldman Sachs Group, Inc.                                 1,202,532
      9,000      J.P. Morgan Chase & Co.                                     315,450
     11,200      Lehman Brothers Holdings, Inc.                              708,624
     14,000      Mellon Financial Corp.                                      423,500
     27,300      Merrill Lynch & Co., Inc.                                 1,484,301
                                                                    ----------------
                                                                           4,547,051
-------------------------------------------------------------------------------------
Chemicals  1.0%
     41,000      IMC Global, Inc.                                            299,710
     13,200      Lyondell Chemical Co.                                       197,604
      6,500      Scotts Co. (The) (Class A)(a)                               344,500
     14,500      Takeda Chemical Industries Ltd.                             517,234
      6,300      Valspar Corp.                                               275,436
                                                                    ----------------
                                                                           1,634,484
-------------------------------------------------------------------------------------
Commercial Banks  5.1%
     25,100      ABN AMRO Holding NV (Netherlands)                           482,252
     22,420      Allied Irish Banks PLC (Ireland)                            309,885
     10,400      Astoria Financial Corp.                                     292,656
     40,600      Bank of Ireland (Ireland)                                   474,404
      4,100      Bank One Corp.                                              162,196
     24,700      BankUnited Financial Corp. (Class A)(a)                     506,350
    110,700      Barclays PLC (United Kingdom)                               833,231
      8,700      BNP Paribas SA (France)(a)                                  473,166
      5,400      Commerce Bancorp, Inc.                                      218,754
     14,400      Credit Agricole SA (France)                                 274,401
      6,000      First Community Bancorp, Inc.                               197,634
     10,400      FleetBoston Financial Corp.                                 323,336
     20,800      Fortis NV (Belgium)                                         382,311
      5,700      Hibernia Corp. (Class A)                                    114,057

    See Notes to Financial Statements                                      9

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
     98,400      HSBC Holdings PLC (United Kingdom)                 $      1,217,938
     16,900      NetBank, Inc.                                               209,729
     42,850      Overseas-Chinese Banking Corp., Ltd. (Singapore)            260,790
     22,600      Royal Bank of Scotland Group PLC (United
                  Kingdom)                                                   638,293
     13,100      UBS AG (Switzerland)(a)                                     767,109
     33,904      United Overseas Bank Ltd. (Singapore)                       254,555
                                                                    ----------------
                                                                           8,393,047
-------------------------------------------------------------------------------------
Commercial Services & Supplies  3.0%
     68,700      Administaff, Inc.(a)                                        873,177
     35,800      Allied Waste Industries, Inc.(a)                            433,896
      7,000      Bright Horizons Family Solutions, Inc.(a)                   255,500
     22,500      Cendant Corp.(a)                                            403,875
     11,600      Coinstar, Inc.(a)                                           161,588
      5,200      Forrester Research, Inc.(a)                                  87,880
     10,200      Global Payments, Inc.                                       359,142
      5,300      Icon PLC ADR (Ireland)(a)                                   184,440
     21,200      Integrated Alarm Services Group, Inc.(a)                    196,312
      9,600      Kelly Services, Inc. (Class A)                              246,336
     15,700      NDCHealth Corp.                                             314,157
     25,700      Rentokil Initial PLC (United Kingdom)                        79,215
     15,000      Republic Services, Inc.(a)                                  363,000
     28,000      Scientific Games Corp.(a)                                   235,200
      7,000      Sylvan Learning Systems, Inc.(a)                            186,130
     19,200      Waste Management, Inc.                                      458,688
                                                                    ----------------
                                                                           4,838,536
-------------------------------------------------------------------------------------
Communications Equipment  2.0%
     17,800      Centillium Communications, Inc.(a)                          159,488
     65,400      Cisco Systems, Inc.(a)                                    1,276,608
     12,900      Harris Corp.                                                417,573
     51,400      Nokia Oyj (Finland)(a)                                      787,966
     28,400      Nokia Oyj ADR (Finland)                                     434,520
     25,500      Powerwave Technologies, Inc.(a)                             196,350
                                                                    ----------------
                                                                           3,272,505

    10                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
Computers & Peripherals  2.1%
     17,900      Cray, Inc.(a)                                      $        198,153
     26,600      Dell, Inc.(a)                                               895,888
     72,347      Hewlett-Packard Co.                                       1,531,586
      4,600      International Business Machines Corp.                       373,750
     11,400      Merge Technologies, Inc.(a)                                 168,378
     14,800      Seagate Technology (Cayman Islands)                         322,640
                                                                    ----------------
                                                                           3,490,395
-------------------------------------------------------------------------------------
Construction Materials  0.3%
     22,977      CRH PLC, (Ireland)                                          431,905
-------------------------------------------------------------------------------------
Consumer Finance  1.1%
     32,800      American Express Co.                                      1,448,776
      6,800      SLM Corp.                                                   281,928
                                                                    ----------------
                                                                           1,730,704
-------------------------------------------------------------------------------------
Containers & Packaging  0.0%
        500      Temple-Inland, Inc.                                          23,195
-------------------------------------------------------------------------------------
Diversified Financial Services  3.5%
      7,900      Acom Co., Ltd. (Japan)                                      298,187
     37,300      AmeriCredit Corp.(a)                                        277,139
      9,000      Bankrate, Inc.(a)                                           135,180
     50,500      Citigroup, Inc.                                           2,262,400
     21,400      Credit Suisse Group (Switzerland)                           672,549
     14,500      Eaton Vance Corp.                                           485,170
      6,700      eSPEED, Inc. (Class A)(a)                                   124,888
     10,000      Jefferies Group, Inc.                                       593,700
     12,600      Raymond James Financial, Inc.                               437,850
     10,100      Saxon Capital, Inc.(a)                                      175,134
      2,100      Student Loan Corp.                                          256,200
                                                                    ----------------
                                                                           5,718,397
-------------------------------------------------------------------------------------
Diversified Telecommunications  1.9%
     20,000      BellSouth Corp.                                             509,400
     41,100      Deutsche Telekom AG (Germany)(a)                            622,664
     51,200      Koninklijke (Royal) KPN NV (Netherlands)(a)                 350,957
      8,000      SBC Communications, Inc.                                    186,880

    See Notes to Financial Statements                                     11

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
    104,800      Telecom Italia SpA (Italy)                         $        889,405
     13,900      Verizon Communications, Inc.                                484,554
                                                                    ----------------
                                                                           3,043,860
-------------------------------------------------------------------------------------
Electric Utilities  1.5%
     64,500      CLP Holdings Ltd. (Hong Kong)                               283,662
      4,300      Dominion Resources, Inc.                                    258,430
      7,300      DTE Energy Co.                                              260,683
     27,600      Endesa SA (Spain)                                           438,021
      9,100      FirstEnergy Corp.                                           313,859
      9,200      PG&E Corp.(a)                                               197,340
     12,300      PNM Resources, Inc.                                         328,287
     19,200      TXU Corp.                                                   387,264
                                                                    ----------------
                                                                           2,467,546
-------------------------------------------------------------------------------------
Electrical Equipment  0.6%
     24,800      Kesa Electricals PLC (United Kingdom)(a)                     81,723
     25,347      Koninklijke (Royal) Philips Electronics NV
                  (Netherlands)                                              534,357
      5,300      Schneider Electric SA (France)                              284,790
                                                                    ----------------
                                                                             900,870
-------------------------------------------------------------------------------------
Electronic Equipment & Instruments  1.5%
     22,100      Agilent Technologies, Inc.(a)                               480,233
      5,800      Analogic Corp.                                              280,024
      3,900      FANUC LTD. (Japan)                                          216,766
     19,400      FLIR Systems, Inc.(a)                                       525,740
     44,700      Sanmina-SCI Corp.(a)                                        354,918
    105,700      Solectron Corp.(a)                                          540,127
                                                                    ----------------
                                                                           2,397,808
-------------------------------------------------------------------------------------
Energy Equipment & Services  3.4%
     12,600      Baker Hughes, Inc.                                          395,766
      8,000      BJ Services Co.(a)                                          274,000
     10,700      Cal Dive International, Inc.(a)                             211,860
     30,500      ENSCO International, Inc.                                   764,635
     32,500      GlobalSantaFe Corp.                                         723,125
     27,900      Halliburton Co.                                             618,543

    12                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
     10,000      Nabors Industries, Ltd. (Bermuda)(a)               $        358,000
     28,200      Schlumberger, Ltd.                                        1,270,974
     26,200      Superior Energy Services, Inc.(a)                           236,324
     10,800      Unit Corp.(a)                                               211,356
     13,200      Weatherford International, Ltd. (Bermuda)(a)                478,764
                                                                    ----------------
                                                                           5,543,347
-------------------------------------------------------------------------------------
Exchange Traded Funds  1.0%
      9,400      iShares Dow Jones U.S. Basic Materials Sector
                  Index Fund                                                 361,524
     23,800      iShares Russel 2000 Growth Index Fund                     1,224,034
                                                                    ----------------
                                                                           1,585,558
-------------------------------------------------------------------------------------
Food & Staples Retailing  1.5%
     44,800      Boots Group PLC (United Kingdom)                            476,373
      5,600      Carrefour SA (France)                                       259,940
     83,900      Tesco PLC (United Kingdom)                                  290,299
     19,200      Wal-Mart Stores, Inc.                                     1,073,472
      6,300      Whole Foods Market, Inc.(a)                                 321,149
                                                                    ----------------
                                                                           2,421,233
-------------------------------------------------------------------------------------
Food Products  1.0%
     36,300      Cadbury Schweppes PLC (United Kingdom)                      219,982
     29,400      ConAgra Foods, Inc.                                         662,382
     14,200      Kraft Foods, Inc. (Class A)                                 394,902
     45,800      Unilever PLC (United Kingdom)                               376,575
                                                                    ----------------
                                                                           1,653,841
-------------------------------------------------------------------------------------
Gas Utilities  0.5%
     94,000      Hong Kong & China Gas (Hong Kong)                           119,922
     17,200      Oneok, Inc.                                                 358,792
     10,200      Sempra Energy                                               283,866
                                                                    ----------------
                                                                             762,580
-------------------------------------------------------------------------------------
Health Care Equipment & Supplies  2.6%
      8,900      Boston Scientific Corp.(a)                                  562,747
     10,300      Chattem, Inc.(a)                                            180,250
      8,500      CIMA Labs, Inc.(a)                                          244,800

    See Notes to Financial Statements                                     13

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
     11,800      Conceptus, Inc.(a)                                 $        198,004
     15,500      Cooper Cos., Inc.                                           543,275
      7,500      Dade Behring Holdings, Inc.(a)                              185,250
     13,000      Diagnostic Products Corp.                                   497,900
      7,000      EPIX Medical, Inc.(a)                                       131,880
      9,600      FEI Co.(a)                                                  213,120
      4,200      INAMED Corp.(a)                                             278,880
     16,500      Laserscope(a)                                               167,475
      7,600      Medtronic, Inc.                                             391,400
     20,700      Osteotech, Inc.(a)                                          279,450
      5,400      Ventana Medical Systems, Inc.(a)                            201,906
      5,800      Zoll Medical Corp.(a)                                       182,352
                                                                    ----------------
                                                                           4,258,689
-------------------------------------------------------------------------------------
Health Care Providers & Services  1.7%
     18,000      Covance, Inc.(a)                                            372,600
      7,900      IMPAC Medical Systems, Inc.(a)                              191,180
     11,000      Inveresk Research Group, Inc.(a)                            186,890
      9,700      LabOne, Inc.(a)                                             217,765
     10,500      Lincare Holdings, Inc.(a)                                   382,200
     14,100      Pediatrix Medical Group, Inc.(a)                            574,293
     21,100      Pharmaceutical Product Development, Inc.(a)                 528,555
     13,600      Tenet Healthcare Corp.(a)                                   187,408
     11,800      Quintiles Transnational Corp.(a)                            162,250
                                                                    ----------------
                                                                           2,803,141
-------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure  2.1%
     14,300      Brinker International, Inc.(a)                              500,500
      7,200      CEC Entertainment, Inc.(a)                                  253,080
     12,100      Chicago Pizza & Brewery, Inc.(a)                            133,221
      9,900      Marriott International, Inc. (Class A)                      406,890
     27,900      McDonald's Corp.                                            641,979
      6,700      RARE Hospitality International, Inc.(a)                     233,904
      9,200      Sonic Corp.(a)                                              224,848
     28,100      Starbucks Corp.(a)                                          767,973
     16,000      WMS Industries, Inc.(a)                                     284,480
                                                                    ----------------
                                                                           3,446,875

    14                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
Household Durables  1.5%
     24,050      D.R. Horton, Inc.                                  $        677,008
     10,400      Harman International Industries, Inc.                       869,440
     16,600      Hovnanian Enterprises, Inc. (Class A)(a)                    819,210
      5,200      Snap-On, Inc.                                               147,264
                                                                    ----------------
                                                                           2,512,922
-------------------------------------------------------------------------------------
Household Products  1.1%
      6,200      Applied Films Corp.(a)                                      154,132
      8,900      Jarden Corp.(a)                                             263,351
     22,000      Kao Corp. (Japan)                                           412,460
     12,900      Kimberly-Clark Corp.                                        624,360
      4,000      Procter & Gamble Co.                                        351,480
                                                                    ----------------
                                                                           1,805,783
-------------------------------------------------------------------------------------
Industrial Conglomerates  1.0%
      5,600      3M Co.                                                      785,120
      7,600      Siemens AG (Germany)                                        427,626
     18,800      Tyco International Ltd. (Bermuda)                           349,680
                                                                    ----------------
                                                                           1,562,426
-------------------------------------------------------------------------------------
Information Technology Services  0.4%
      8,600      First Data Corp.                                            324,736
      9,300      Paychex, Inc.                                               302,529
                                                                    ----------------
                                                                             627,265
-------------------------------------------------------------------------------------
Insurance  4.3%
     30,335      Alleanza Assicurazionni SpA (Italy)                         295,002
     10,000      Allstate Corp.                                              380,300
     11,450      American International Group, Inc.                          735,090
     15,300      American Medical Security Group, Inc.(a)                    305,388
     10,200      Commerce Group, Inc.                                        388,110
     14,100      Hartford Financial Services Group, Inc.                     735,879
     11,200      Infinity Property & Casualty Corp.                          294,448
      8,700      Loews Corp.                                                 400,200
     13,400      Philadelphia Consolidated Holding Corp.(a)                  540,556
      6,000      ProAssurance Corp.(a)                                       168,900

    See Notes to Financial Statements                                     15

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
      7,700      Protective Life Corp.                              $        224,378
     13,300      Scottish Annuity & Life Holdings, Ltd. (Cayman
                  Islands)                                                   303,905
      4,400      Swiss Reinsurance Co. (Switzerland)                         278,485
     24,600      Travelers Property Casualty Corp. (Class A)                 398,520
     24,600      UnumProvident Corp.                                         334,068
     15,500      XL Capital, Ltd. (Class A)(Cayman Islands)                1,232,250
                                                                    ----------------
                                                                           7,015,479
-------------------------------------------------------------------------------------
Internet & Catalog Retail  0.2%
      3,700      eBay, Inc.(a)                                               396,640
-------------------------------------------------------------------------------------
Internet Software & Services  1.5%
     22,200      Autobytel, Inc.(a)                                          146,076
     28,200      CNET Networks, Inc.(a)                                      205,860
     39,900      Digitas Inc.(a)                                             231,420
     18,800      DoubleClick, Inc.(a)                                        210,936
     11,900      ebookers PLC ADR (United Kingdom)(a)                        215,509
      7,000      FindWhat.com(a)                                             145,670
     15,800      InfoSpace, Inc.(a)                                          253,274
     42,600      Lionbridge Technologies, Inc.(a)                            295,218
     11,900      RADWARE Ltd.(a)                                             203,371
      6,000      United Online, Inc.(a)                                      187,980
     10,300      Yahoo!, Inc.(a)                                             320,639
                                                                    ----------------
                                                                           2,415,953
-------------------------------------------------------------------------------------
Leisure Equipment & Products  0.2%
     15,600      K2, Inc.(a)                                                 257,400
-------------------------------------------------------------------------------------
Machinery  0.3%
      5,200      Navistar International Corp.(a)                             202,904
     11,800      Sandvik AB (Sweden)(a)                                      328,311
                                                                    ----------------
                                                                             531,215
-------------------------------------------------------------------------------------
Media  3.4%
     14,900      AOL Time Warner, Inc.(a)                                    229,907
      9,000      Clear Channel Communications, Inc.(a)                       368,550
     20,200      General Motors Corp. (Class H)(a)                           277,346
      6,800      Knight-Ridder, Inc.                                         466,684

    16                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
      7,850      Lagardere SA (France)                              $        350,332
     50,400      Liberty Media Corp. (Class A)(a)                            558,936
      8,700      New York Times Co. (Class A)                                388,020
      4,400      Omnicom Group Inc.                                          325,072
     10,600      Scholastic Corp.(a)                                         309,202
     44,400      Sinclair Broadcast Group, Inc. (Class A)(a)                 458,652
     18,200      Univision Communications, Inc. (Class A)(a)                 567,840
     26,424      Viacom, Inc. (Class B )(a)                                1,149,973
                                                                    ----------------
                                                                           5,450,514
-------------------------------------------------------------------------------------
Metals & Mining  0.9%
     90,283      BHP Billiton Ltd. (Australia)                               573,422
     10,300      Freeport-McMoRan Copper & Gold, Inc. (Class
                  B)(a)                                                      275,937
      6,700      Newmont Mining Corp.                                        241,870
     15,400      Rio Tinto PLC (United Kingdom)(a)                           319,338
                                                                    ----------------
                                                                           1,410,567
-------------------------------------------------------------------------------------
Multiline Retail  1.8%
     10,800      Federated Department Stores, Inc.(a)                        432,108
     30,450      Fred's, Inc.                                                891,576
      8,600      J.C. Penney Co., Inc. (Holding Co.)                         159,788
     14,800      Kirkland's, Inc.(a)                                         227,180
     20,500      Kohl's Corp.(a)                                           1,216,675
                                                                    ----------------
                                                                           2,927,327
-------------------------------------------------------------------------------------
Office Electronics  0.7%
     12,000      Canon, Inc. (Japan)                                         577,378
     58,300      Xerox Corp.(a)                                              629,640
                                                                    ----------------
                                                                           1,207,018
-------------------------------------------------------------------------------------
Oil & Gas  4.9%
      6,180      Apache Corp.                                                382,913
     92,717      BP PLC (United Kingdom)                                     634,905
     34,400      Chesapeake Energy Corp.                                     329,208
     27,500      ENI SpA (Italy)                                             405,791
     15,800      Exxon Mobil Corp.                                           562,164
     52,400      Grey Wolf, Inc.(a)                                          184,972
     18,200      Key Energy Services, Inc.(a)                                169,442

    See Notes to Financial Statements                                     17

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
     19,800      Occidental Petroleum Corp.                         $        647,262
     18,550      Oil States International, Inc.(a)                           208,688
     16,700      Royal Dutch Petroleum Co. (Netherlands)                     733,074
     77,900      Snam Rete Gas SpA (Italy)                                   299,868
     17,900      Statoil ASA (Norway)                                        161,232
     13,000      Swift Energy Co.                                            146,640
     80,000      Tokyo Gas Co. Ltd.                                          234,933
      6,090      Total SA (Class B)                                          903,441
     15,533      Total SA, ADR (France)                                    1,143,229
     14,700      Westport Resources Corp.(a)                                 305,025
     27,200      XTO Energy, Inc.                                            524,960
                                                                    ----------------
                                                                           7,977,747
-------------------------------------------------------------------------------------
Paper & Forest Products  1.0%
     16,700      Boise Cascade Corp.                                         413,993
     18,400      Georgia-Pacific Corp.                                       402,040
     20,500      International Paper Co.                                     801,960
                                                                    ----------------
                                                                           1,617,993
-------------------------------------------------------------------------------------
Personal Products  0.2%
      6,000      Avon Products, Inc.                                         374,340
-------------------------------------------------------------------------------------
Pharmaceuticals  6.1%
     16,600      Abbott Laboratories                                         651,550
     12,300      Able Laboratories, Inc.(a)                                  301,350
      6,400      Allergan, Inc.                                              515,072
      4,100      Angiotech Pharmaceuticals, Inc.(a)                          181,425
     13,100      AstraZeneca PLC ADR                                         526,882
     13,400      Atherogenics, Inc.(a)                                       194,300
      6,050      Barr Laboratories, Inc.(a)                                  408,678
      9,900      Bradley Pharmaceuticals, Inc.(a)                            185,130
     18,500      Bristol-Myers Squibb Corp.                                  484,700
     11,400      Collagenex Pharamaceuticals, Inc.(a)                        153,900
      8,450      Esperion Therapeutics, Inc.(a)                              136,299
     10,700      Forest Laboratories, Inc.(a)                                512,316
     52,100      GlaxoSmithKline PLC (United Kingdom)                        998,282
      8,400      Johnson & Johnson                                           435,036
     17,400      K-V Pharmaceutical Co. (Class B)(a)                         500,598

    18                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
     11,400      Ligand Pharmaceuticals, Inc. (Class B)(a)          $        146,262
     11,000      Merck & Co., Inc.                                           608,080
      8,500      Novo Nordisk A/S ADR (Class B) (Denmark)(a)                 285,198
      3,300      Penwest Pharmaceuticals Co.(a)                               76,461
     26,321      Pfizer, Inc.                                                878,068
     18,800      Pozen, Inc.(a)                                              246,280
      3,700      Roche Holding AG (Switzerland)                              308,558
     10,400      Teva Pharmaceutical Industries Ltd. ADR (Israel)            596,336
     11,400      Vicuron Pharmaceuticals, Inc.(a)                            150,708
      6,400      Wyeth                                                       291,712
                                                                    ----------------
                                                                           9,773,181
-------------------------------------------------------------------------------------
Real Estate Investment Trusts  0.3%
      3,700      Alexandria Real Estate Equities, Inc.                       169,275
      6,200      Entertainment Properties Trust                              190,960
      5,300      SL Green Realty Corp.                                       189,793
                                                                    ----------------
                                                                             550,028
-------------------------------------------------------------------------------------
Road & Rail  0.5%
         67      East Japan Railway Co. (Japan)                              294,023
      7,500      Union Pacific Corp.                                         457,050
                                                                    ----------------
                                                                             751,073
-------------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment  5.0%
      8,200      Actel Corp.(a)                                              199,670
    132,000      Agere Systems, Inc. (Class B)(a)                            349,800
     15,800      Altera Corp.(a)                                             303,992
      8,500      Analog Devices, Inc.(a)                                     322,575
     22,400      Applied Materials, Inc.(a)                                  436,800
     15,000      ASE Test Ltd.(a)                                            101,400
      8,300      DSP Group, Inc.(a)                                          217,709
     16,200      Exar Corp.(a)                                               231,660
     67,200      Genus, Inc.(a)                                              188,160
     50,700      Intel Corp.                                               1,264,965
     13,100      KLA-Tencor Corp.(a)                                         676,615
     30,500      Kopin Corp.(a)                                              229,970
     15,100      Mykrolis Corp.(a)                                           186,787

    See Notes to Financial Statements                                     19

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
     10,900      Novellus Systems, Inc.(a)                          $        390,329
     42,600      PLX Technology, Inc.(a)                                     198,516
      8,000      Power Integrations, Inc.(a)                                 228,640
     20,800      STMicroelectronics NV ADR (Switzerland)                     444,912
     44,000      Texas Instruments, Inc.                                     830,280
      8,700      Ultratech Stepper, Inc.(a)                                  202,275
      5,600      Varian Semiconductor Equipment Associates,
                  Inc.(a)                                                    186,200
     11,600      White Electronic Designs Corp.(a)                           132,124
     11,800      Xicor, Inc.(a)                                              103,722
     16,100      Xilinx, Inc.(a)                                             423,108
     10,300      Zoran Corp.(a)                                              279,233
                                                                    ----------------
                                                                           8,129,442
-------------------------------------------------------------------------------------
Software  2.7%
      7,000      Altiris, Inc.(a)                                            136,220
     37,700      Embarcadero Technologies, Inc.(a)                           307,632
      3,300      InterVideo, Inc.(a)                                          67,254
     60,800      LogicVision, Inc.(a)                                        199,424
     65,300      Microsoft Corp.                                           1,723,920
     17,300      OPNET Technologies, Inc.(a)                                 197,739
     14,400      PC-Tel, Inc.(a)                                             164,016
     14,800      Per-Se Technologies, Inc.(a)                                207,644
     18,100      SAP AG-Sponsored ADR                                        531,235
      4,400      Synopsys, Inc.(a)                                           275,044
     76,500      Tumbleweed Communications Corp.(a)                          201,960
     25,600      Verity, Inc.(a)                                             340,736
                                                                    ----------------
                                                                           4,352,824
-------------------------------------------------------------------------------------
Specialty Retail  3.6%
      9,200      Aaron Rents, Inc. (Class B)                                 262,660
     29,600      Ashworth, Inc.(a)                                           209,568
     22,900      Bed Bath & Beyond, Inc.(a)                                  886,001
      5,400      CarMax, Inc.(a)                                             191,700
     32,600      Casual Male Retail Group, Inc.(a)                           199,838
     22,000      Compagnie Financiere Richemont AG (Class A)
                  (Switzerland)                                              398,980
      5,300      Cost Plus, Inc.(a)                                          197,531

    20                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
      8,200      Guitar Center, Inc.(a)                             $        276,340
      8,500      Hot Topic, Inc.(a)                                          245,650
     19,720      Imperial Tobacco Group PLC (United Kingdom)                 310,334
      8,400      Lowe's Companies, Inc.                                      399,504
     21,500      Movie Gallery, Inc.(a)                                      430,000
     25,000      Phillips-Van Heusen Corp.                                   359,500
     10,000      Quiksilver, Inc.(a)                                         172,800
      7,000      Regis Corp.                                                 215,530
     20,800      Tiffany & Co.                                               714,688
     34,400      Toys R Us, Inc.(a)                                          383,560
                                                                    ----------------
                                                                           5,854,184
-------------------------------------------------------------------------------------
Thrifts & Mortgage Finance  0.1%
      1,700      Freddie Mac                                                  83,045
-------------------------------------------------------------------------------------
Tobacco  0.8%
     12,200      Altadis SA (Spain)                                          303,747
     18,300      Altria Group, Inc.                                          732,183
     10,900      Loews Corp. - Carolina Group                                273,372
                                                                    ----------------
                                                                           1,309,302
-------------------------------------------------------------------------------------
Transportation  0.4%
      7,000      Forward Air Corp.(a)                                        207,130
      2,100      Old Dominion Freight Line, Inc.(a)                           67,200
     11,100      Pacer International, Inc.(a)                                216,783
      3,950      UTI Worldwide, Inc.                                         139,376
      5,300      Vitran Corp., Inc. (Class A) (Canada)(a)                     42,453
                                                                    ----------------
                                                                             672,942
-------------------------------------------------------------------------------------
Wireless Telecommunication Services  2.4%
     79,700      American Tower Corp. (Class A)(a)                           725,270
     10,700      Intrado, Inc.(a)                                            174,945
        275      NTT DoCoMo, Inc. (Japan)                                    629,640
     62,700      Sprint Corp. (PCS Group)(a)                                 385,605
     56,600      Stratex Networks, Inc.(a)                                   204,326
    556,700      Vodafone Group PLC (United Kingdom)                       1,055,950

    See Notes to Financial Statements                                     21

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Portfolio of Investments as of July 31, 2003 Cont'd.

Shares           Description                                        Value (Note 1)
------------------------------------------------------------------------------------------
     32,500      Vodafone Group PLC Sponsored ADR (United
                  Kingdom)                                          $        616,850
     13,600      Wireless Facilities, Inc.(a)                                164,288
                                                                    ----------------
                                                                           3,956,874
                                                                    ----------------
                 Total common stock
                  (cost $131,639,582)                                    149,535,433
                                                                    ----------------
PREFERRED STOCKS  0.5%
-------------------------------------------------------------------------------------
Automobiles  0.0%
         81      Porsche AG Pfd. (Germany)                                    33,095
-------------------------------------------------------------------------------------
Media  0.5%
     32,600      News Corp. Ltd. ADR Pfd. (Australia)                        835,864
                                                                    ----------------
                 Total preferred stocks
                  (cost $676,924)                                            868,959
                                                                    ----------------
                 Total long-term investments
                  (cost $132,316,506)                                    150,404,392
                                                                    ----------------
SHORT-TERM INVESTMENTS  5.2%
-------------------------------------------------------------------------------------
Mutual Fund  5.2%
  8,497,752      Dryden Core Investment Fund--Taxable
                  Money Market Series
                  (cost $8,497,752, Note 3)                                8,497,752
                                                                    ----------------
                 Total Investments  97.8%
                  (cost $140,814,258, Note 5)                            158,902,144
                 Other assets in excess of liabilities  2.2%               3,629,439
                                                                    ----------------
                 Net Assets  100%                                   $    162,531,583
                                                                    ----------------
                                                                    ----------------

------------------------------
(a) Non-income producing security.
ADR--American Depository Receipt.

    22                                     See Notes to Financial Statements

                       This page intentionally left blank

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Statement of Assets and Liabilities

                                                                   July 31, 2003
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $140,814,258)                           $158,902,144
Cash                                                                   4,054,591
Receivable for investments sold                                        1,485,393
Receivable for Fund shares sold                                          494,310
Dividends and interest receivable                                        144,005
Tax reclaim receivable                                                    79,485
Prepaid expenses and other assets                                          2,075
                                                                  ----------------
      Total assets                                                   165,162,003
                                                                  ----------------
LIABILITIES
Payable for investments purchased                                      1,819,977
Accrued expenses                                                         266,352
Payable for Fund shares reacquired                                       318,788
Distribution fee payable                                                 112,081
Management fee payable                                                   103,980
Deferred trustees' fees payable                                            9,242
                                                                  ----------------
      Total liabilities                                                2,630,420
                                                                  ----------------
NET ASSETS                                                          $162,531,583
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                                  17,447
   Paid-in capital in excess of par                                  184,224,594
                                                                  ----------------
                                                                     184,242,041
   Accumulated net investment loss                                       (16,977)
   Accumulated net realized loss on investments                      (39,787,228)
   Net unrealized appreciation on investments and foreign
      currency transactions                                           18,093,747
                                                                  ----------------
Net assets, July 31, 2003                                           $162,531,583
                                                                  ----------------
                                                                  ----------------

    24                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Statement of Assets and Liabilities Cont'd.

                                                                   July 31, 2003
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($35,897,356 / 3,766,684 shares of beneficial interest
      issued and outstanding)                                              $9.53
   Maximum sales charge (5% of offering price)                               .50
                                                                  ----------------
   Maximum offering price to public                                       $10.03
                                                                  ----------------
                                                                  ----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($76,429,748 / 8,263,639 shares of beneficial
      interest issued and outstanding)                                     $9.25
                                                                  ----------------
                                                                  ----------------
Class C:
   Net asset value and redemption price per share
      ($47,615,740 / 5,147,672 shares of beneficial interest
      issued and outstanding)                                              $9.25
   Sales charge (1% of offering price)                                       .09
                                                                  ----------------
   Offering price to public                                                $9.34
                                                                  ----------------
                                                                  ----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($2,588,739 / 268,610 shares of beneficial
      interest issued and outstanding)                                     $9.64
                                                                  ----------------
                                                                  ----------------

    See Notes to Financial Statements                                     25

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Statement of Operations

                                                                        Year
                                                                       Ended
                                                                   July 31, 2003
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $110,016)         $  1,903,314
   Interest                                                               77,714
                                                                  ----------------
      Total income                                                     1,981,028
                                                                  ----------------
Expenses
   Management fee                                                      1,062,796
   Distribution fee--Class A                                              78,226
   Distribution fee--Class B                                             677,232
   Distribution fee--Class C                                             399,258
   Transfer agent's fees and expenses                                    420,000
   Custodian's fees and expenses                                         223,000
   Reports to shareholders                                               203,000
   Registration fees                                                      70,000
   Legal fees                                                             39,000
   Audit fee                                                              27,000
   Trustees' fees                                                         14,000
   Miscellaneous                                                          12,567
                                                                  ----------------
      Total expenses                                                   3,226,079
                                                                  ----------------
Net investment loss                                                   (1,245,051)
                                                                  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
   Investment transactions                                           (17,002,470)
   Foreign currency transactions                                         344,083
   Options written                                                         3,752
                                                                  ----------------
                                                                     (16,654,635)
                                                                  ----------------
Net change in unrealized appreciation on:
   Investments                                                        36,332,346
   Foreign currency                                                        3,750
   Options written                                                         5,247
                                                                  ----------------
                                                                      36,341,343
                                                                  ----------------
Net gain on investments and foreign currencies                        19,686,708
                                                                  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 18,441,657
                                                                  ----------------
                                                                  ----------------

    26                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Statement of Changes in Net Assets

                                                        Year Ended July 31,
                                                    ----------------------------
                                                        2003            2002
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                              $ (1,245,051)   $ (1,457,001)
   Net realized loss on investments and foreign
      currency transactions                          (16,654,635)    (20,788,717)
   Net change in unrealized appreciation
      (depreciation) of investments                   36,341,343     (17,091,273)
                                                    ------------    ------------
   Net increase (decrease) in net assets
      resulting from operations                       18,441,657     (39,336,991)
                                                    ------------    ------------
   Distributions from net realized gains
      Class A                                                 --         (88,806)
      Class B                                                 --        (205,210)
      Class C                                                 --         (90,577)
      Class Z                                                 --          (7,576)
                                                    ------------    ------------
                                                              --        (392,169)
                                                    ------------    ------------
Fund share transactions (net of share
   conversions)
   (Note 6)
   Net proceeds from shares sold                      44,585,649      50,556,801
   Net asset value of shares issued in
      reinvestment of dividends and distributions             --         384,542
   Cost of shares reacquired                         (40,240,358)    (37,855,579)
                                                    ------------    ------------
   Net increase in net assets from Fund share
      transactions                                     4,345,291      13,085,764
                                                    ------------    ------------
Total increase (decrease)                             22,786,948     (26,643,396)
NET ASSETS
Beginning of year                                    139,744,635     166,388,031
                                                    ------------    ------------
End of year                                         $162,531,583    $139,744,635
                                                    ------------    ------------
                                                    ------------    ------------

    See Notes to Financial Statements                                     27

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Notes to Financial Statements

      Strategic Partners Asset Allocation Funds (the 'Trust'), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company presently consisting of three Portfolios: Strategic Partners High Growth Fund ('the Fund'), Strategic Partners Conservative Growth Fund and Strategic Partners Moderate Growth Fund. These financial statements relate only to Strategic Partners High Growth Fund. The financial statements of the other Portfolios are not presented herein. The Trust was organized as a business trust in Delaware on July 29, 1998.

      Jennison Associates LLC ('Jennison'), Prudential Investment Management, Inc. ('PIM'), Lazard Asset Management, RS Investment Management, L.P. and EARNEST Partners, LLC are the Fund's 'Advisers'.

      As of November 20, 2002, RS Investment Management, L.P. replaced Franklin Advisers, Inc. as the Adviser of the Small-Capitalization Growth portion of the Fund.

      The investment objective of the Fund is to provide long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of equity securities issued by U.S. and foreign companies. Under normal circumstances, substantially all of the Fund's assets will be invested in equity securities, including common stock, securities convertible into common stock and preferred stock.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange are
valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC ('PI' or 'Manager'), in consultation with the Subadviser, to be over-the-counter, are valued by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Notes to Financial Statements Cont'd.

bid price in the absence of an asked price. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the closing daily rates of exchange.

      (ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

      Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

      Options:    The Fund may either purchase or write options in order to
hedge against adverse market movements or fluctuations in value caused by changes in
                                                                          29

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Notes to Financial Statements Cont'd.

prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund's principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

      If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain
(loss). The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain
(loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on written options.

      The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Written options, involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Notes to Financial Statements Cont'd.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

      Taxes:    For federal income tax purposes, each Fund in the Trust is treated as a separate taxpaying entity. It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Note 2. Agreements
The Trust has a management agreement with PI on behalf of the Fund. Pursuant to this agreement, PI manages the investment operations of the Fund, administers the Fund's affairs and supervises the Advisers' performance of all investment advisory services. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Fund, occupancy and certain clerical and accounting costs of the Fund. The Fund bears all other costs and expenses. The management fee paid to PI is computed daily and payable monthly at an annual rate of .75% of the average daily net assets of the Fund. PI, in turn, pays the Advisers' fees, based on the average daily net assets of the Fund segments they manage.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans') regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares respectively, for the year ended July 31, 2003.

      PIMS has advised the Fund that it has received approximately $164,300 and $101,300 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended July 31, 2003.

      PIMS has advised the Fund that for the year ended July 31, 2003, it has received approximately $174,200 and $29,800 in contingent deferred sales

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Notes to Financial Statements Cont'd.

charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      Jennison, PIMS, PIM and PI are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the year ended July 31, 2003, the SCA provides for a commitment of $800 million and allows the Funds to increase the commitment to $1 billion, if necessary. Interest on any borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly and is allocated to the Funds pro rata based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA was May 2, 2003. On May 2, 2003, the SCA was renewed under the same terms and conditions ('May 2003 renewal'). The expiration date of the May 2003 renewal is April 30, 2004. The Fund did not borrow any amounts pursuant to the SCA during the year ended July 31, 2003.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended July 31, 2003, the Fund incurred fees of approximately $291,500 for the services of PMFS. As of July 31, 2003, approximately $24,300 of such fees were due to PMFS.

      The Fund invested in the Taxable Money Market Series (the 'Series'), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the year ended July 31, 2003, the Fund earned income from the Series of approximately $37,600 by investing its excess cash.

      The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. The Fund incurred approximately $50,100 in total networking fees, of which the amount relating to the services of Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, was approximately $46,000 for the year ended July 31, 2003. As of July 31, 2003, approximately $3,800 of such fees were due to PSI. These amounts are included in transfer agent's fees and expenses in the Statement of Operations.

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Notes to Financial Statements Cont'd.

      Effective July 1, 2003, PSI became a division of Wachovia Securities LLC ('Wachovia') of which Prudential holds a minority interest.

      For the year ended July 31, 2003, Wachovia earned $324 of brokerage commissions from transactions executed on behalf of the Fund.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities, other than short-term investments, for the year ended July 31, 2003, aggregated $118,512,765 and $122,967,575, respectively.

      The Fund's written options activity was as follows:

                                                         Contracts          Premiums
                                                         ----------         ---------
Balance as of July 31, 2002                                    25            $ 4,753
Options sold                                                  (25)            (4,753)
Options written                                                74              7,646
Options expired                                               (74)            (7,646)
                                                         ----------         ---------
Balance as of July 31, 2003                                     0            $     0
                                                         ----------         ---------
                                                         ----------         ---------

Note 5. Distributions and Tax Information
Distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income and accumulated net realized gains (losses) on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital in excess of par, undistributed net investment income and accumulated net realized gain
(loss) on investments. For the year ended July 31, 2003, the adjustments were to decrease distributions in excess of net investment income by $1,273,175, increase accumulated realized loss on investments by $347,275 and decrease paid-in-capital by $925,900, due to certain tax adjustments pertaining to the investment in Passive Foreign Investment Companies, foreign currency, net operating losses and differences between financial reporting and tax accounting. Net investment income, net realized losses and net assets were not affected by this change.

      The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of July 31, 2003 were as follows:

                                                          Other           Total Net
  Tax Basis                                            Cost Basis        Unrealized
of Investments    Appreciation      Depreciation       Adjustment       Appreciation
--------------   ---------------   ---------------   ---------------   ---------------
 $142,958,191      $21,139,311      $(5,195,358)         $5,861          $15,949,814

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Notes to Financial Statements Cont'd.

      As of July 31, 2003, the Fund had a capital loss carryforward for tax purposes of approximately $29,918,800 of which $7,499,000 expires in 2010 and $22,419,800 expires in 2011. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such amounts. The tax basis differs from the amount shown on the Statement of Assets and Liabilities primarily due to the deferral for federal tax purposes of Post-October capital losses of $7,741,542 incurred in the nine month period ended July 31, 2003 as having incurred in the following fiscal year.

      For the year ended July 31, 2002, the tax character of distributions paid by the Fund of $392,169 was long-term capital gains.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge for the first year. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. As of July 31, 2003, PSI and PI owned 1,000 shares of Class A, Class B, Class C and Class Z shares.

      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended July 31, 2003:
Shares sold                                                      980,561    $  8,253,364
Shares reacquired                                               (948,840)     (7,941,863)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                      31,721         311,501
Shares issued upon conversion from Class B                       115,337         966,904
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    147,058    $  1,278,405
                                                              ----------    ------------
                                                              ----------    ------------
Year ended July 31, 2002:
Shares sold                                                      991,885    $  9,815,887
Shares issued in reinvestment of dividends and distributions       8,699          86,992
Shares reacquired                                             (1,193,745)    (11,877,183)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (193,161)     (1,974,304)
Shares issued upon conversion from Class B                       120,209       1,153,531
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    (72,952)   $   (820,773)
                                                              ----------    ------------
                                                              ----------    ------------

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Notes to Financial Statements Cont'd.

Class B                                                         Shares         Amount
------------------------------------------------------------  ----------    ------------
Year ended July 31, 2003:
Shares sold                                                    1,476,050    $ 12,087,012
Shares reacquired                                             (1,640,426)    (13,159,694)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                    (164,376)     (1,072,682)
Shares issued upon conversion into Class A                      (118,381)       (966,904)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                   (282,757)   $ (2,039,586)
                                                              ----------    ------------
                                                              ----------    ------------
Year ended July 31, 2002:
Shares sold                                                    1,768,552    $ 17,310,439
Shares issued in reinvestment of dividends and distributions      20,597         202,465
Shares reacquired                                             (1,364,338)    (12,863,100)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding before
  conversion                                                     424,811       4,649,804
Shares reacquired upon conversion into Class A                  (122,522)     (1,153,531)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    302,289    $  3,496,273
                                                              ----------    ------------
                                                              ----------    ------------
Class C
------------------------------------------------------------
Year ended July 31, 2003:
Shares sold                                                    2,120,261    $ 17,355,684
Shares reacquired                                             (1,544,261)    (12,569,225)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    576,000    $  4,786,459
                                                              ----------    ------------
                                                              ----------    ------------
Year ended July 31, 2002:
Shares sold                                                    2,209,436    $ 21,799,516
Shares issued in reinvestment of dividends and distributions       8,915          87,635
Shares reacquired                                             (1,108,502)    (10,543,165)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                  1,109,849    $ 11,343,986
                                                              ----------    ------------
                                                              ----------    ------------
Class Z
------------------------------------------------------------
Year ended July 31, 2003:
Shares sold                                                      780,431    $  6,889,589
Shares reacquired                                               (736,321)     (6,569,576)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                     44,110    $    320,013
                                                              ----------    ------------
                                                              ----------    ------------
Year ended July 31, 2002:
Shares sold                                                      163,862    $  1,630,959
Shares issued in reinvestment of dividends and distributions         740           7,450
Shares reacquired                                               (257,094)     (2,572,131)
                                                              ----------    ------------
Net increase (decrease) in shares outstanding                    (92,492)   $   (933,722)
                                                              ----------    ------------
                                                              ----------    ------------

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Financial Highlights

                                                                    Class A
                                                              --------------------
                                                                   Year Ended
                                                                July 31, 2003(d)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $   8.38
                                                                    --------
Income from investment operations:
Net investment income (loss)                                            (.03)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                        1.18
                                                                    --------
      Total from investment operations                                  1.15
                                                                    --------
Less distributions:
Dividends in excess of net investment income                              --
Distributions from net realized gains                                     --
                                                                    --------
      Total dividends and distributions                                   --
                                                                    --------
Net asset value, end of period                                      $   9.53
                                                                    --------
                                                                    --------
TOTAL RETURN(b)                                                        13.72%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                       $ 35,897
Average net assets (000)                                            $ 31,290
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees(f)                                                           1.71%
   Expenses, excluding distribution and service (12b-1)
      fees                                                              1.46%
   Net investment income (loss)                                         (.31)%
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                89%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.
(e) Less than $.005 per share.
(f) The distributor of the Fund contractually agreed to limit its distribution and services (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.

    36                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Financial Highlights Cont'd.

                                            Class A
------------------------------------------------------------------------------------------------
                   Year Ended July 31,
----------------------------------------------------------        November 18, 1998(a)
      2002               2001(d)              2000(d)           Through July 31, 1999(d)
------------------------------------------------------------------------------------------------
    $  10.70             $  12.95             $  11.52                   $ 10.00
    --------             --------             --------                  --------
        (.03)                  --(e)                --(e)                     --(e)
       (2.27)               (1.27)                2.14                      1.52
    --------             --------             --------                  --------
       (2.30)               (1.27)                2.14                      1.52
    --------             --------             --------                  --------
          --                   --                 (.43)                       --
        (.02)                (.98)                (.28)                       --
    --------             --------             --------                  --------
        (.02)                (.98)                (.71)                       --
    --------             --------             --------                  --------
    $   8.38             $  10.70             $  12.95                   $ 11.52
    --------             --------             --------                  --------
    --------             --------             --------                  --------
      (21.49)%             (10.09)%              18.99%                    15.20%
    $ 30,337             $ 39,528             $ 35,678                   $21,248
    $ 36,151             $ 39,128             $ 27,528                   $10,442
        1.57%                1.64%                1.54%                     1.73%(c)
        1.32%                1.39%                1.29%                     1.48%(c)
        (.35)%                .02%                 .01%                      .02%(c)
          98%                  83%                  67%                       38%

    See Notes to Financial Statements                                     37

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Financial Highlights Cont'd.

                                                                    Class B
                                                              --------------------
                                                                   Year Ended
                                                                July 31, 2003(d)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $   8.20
                                                                    --------
Income from investment operations:
Net investment income (loss)                                            (.09)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                        1.14
                                                                    --------
      Total from investment operations                                  1.05
                                                                    --------
Less distributions:
Dividends in excess of net investment income                              --
Distributions from net realized gains                                     --
                                                                    --------
      Total dividends and distributions                                   --
                                                                    --------
Net asset value, end of period                                      $   9.25
                                                                    --------
                                                                    --------
TOTAL RETURN(b)                                                        12.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                       $ 76,430
Average net assets (000)                                            $ 67,723
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              2.46%
   Expenses, excluding distribution and service (12b-1)
      fees                                                              1.46%
   Net investment income (loss)                                        (1.07)%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.

    38                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Financial Highlights Cont'd.

                                            Class B
------------------------------------------------------------------------------------------------
                   Year Ended July 31,
----------------------------------------------------------        November 18, 1998(a)
      2002               2001(d)              2000(d)           Through July 31, 1999(d)
------------------------------------------------------------------------------------------------
    $  10.55             $  12.86             $  11.47                   $ 10.00
    --------             --------             --------                  --------
        (.11)                (.08)                (.09)                     (.05)
       (2.22)               (1.25)                2.12                      1.52
    --------             --------             --------                  --------
       (2.33)               (1.33)                2.03                      1.47
    --------             --------             --------                  --------
          --                   --                 (.36)                       --
        (.02)                (.98)                (.28)                       --
    --------             --------             --------                  --------
        (.02)                (.98)                (.64)                       --
    --------             --------             --------                  --------
    $   8.20             $  10.55             $  12.86                   $ 11.47
    --------             --------             --------                  --------
    --------             --------             --------                  --------
      (22.08)%             (10.66)%              18.13%                    14.70%
    $ 70,043             $ 86,941             $ 79,793                   $41,049
    $ 82,953             $ 84,949             $ 60,994                   $24,260
        2.32%                2.39%                2.29%                     2.48%(c)
        1.32%                1.39%                1.29%                     1.48%(c)
       (1.09)%               (.72)%               (.71)%                    (.70)%(c)

    See Notes to Financial Statements                                     39

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Financial Highlights Cont'd.

                                                                    Class C
                                                              --------------------
                                                                   Year Ended
                                                                July 31, 2003(d)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $   8.20
                                                                    --------
Income from investment operations:
Net investment income (loss)                                            (.09)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                        1.14
                                                                    --------
      Total from investment operations                                  1.05
                                                                    --------
Less distributions:
Dividends in excess of net investment income                              --
Distributions from net realized gains                                     --
                                                                    --------
      Total dividends and distributions                                   --
                                                                    --------
Net asset value, end of period                                      $   9.25
                                                                    --------
                                                                    --------
TOTAL RETURN(b)                                                        12.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                       $ 47,616
Average net assets (000)                                            $ 39,926
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              2.46%
   Expenses, excluding distribution and service (12b-1)
      fees                                                              1.46%
   Net investment income (loss)                                        (1.06)%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.

    40                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Financial Highlights Cont'd.

                                            Class C
------------------------------------------------------------------------------------------------
                   Year Ended July 31,
----------------------------------------------------------        November 18, 1998(a)
      2002               2001(d)              2000(d)           Through July 31, 1999(d)
------------------------------------------------------------------------------------------------
    $  10.55             $  12.86             $  11.47                   $ 10.00
    --------             --------             --------                  --------
        (.09)                (.08)                (.09)                     (.05)
       (2.24)               (1.25)                2.12                      1.52
    --------             --------             --------                  --------
       (2.33)               (1.33)                2.03                      1.47
    --------             --------             --------                  --------
          --                   --                 (.36)                       --
        (.02)                (.98)                (.28)                       --
    --------             --------             --------                  --------
        (.02)                (.98)                (.64)                       --
    --------             --------             --------                  --------
    $   8.20             $  10.55             $  12.86                   $ 11.47
    --------             --------             --------                  --------
    --------             --------             --------                  --------
      (22.08)%             (10.66)%              18.13%                    14.70%
    $ 37,468             $ 36,507             $ 31,636                   $19,914
    $ 38,874             $ 35,387             $ 26,413                   $15,204
        2.32%                2.39%                2.29%                     2.48%(c)
        1.32%                1.39%                1.29%                     1.48%(c)
       (1.09)%               (.73)%               (.73)%                    (.75)%(c)

    See Notes to Financial Statements                                     41

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Financial Highlights Cont'd.

                                                                    Class Z
                                                              --------------------
                                                                   Year Ended
                                                                July 31, 2003(d)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $ 8.45
                                                                    -------
Income from investment operations:
Net investment income (loss)                                            (--)(e)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                       1.19
                                                                    -------
      Total from investment operations                                 1.19
                                                                    -------
Less distributions:
Dividends in excess of net investment income                             --
Distributions from net realized gains                                    --
                                                                    -------
      Total dividends and distributions                                  --
                                                                    -------
Net asset value, end of period                                       $ 9.64
                                                                    -------
                                                                    -------
TOTAL RETURN(b)                                                       14.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                        $2,589
Average net assets (000)                                             $2,767
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                             1.46%
   Expenses, excluding distribution and service (12b-1)
      fees                                                             1.46%
   Net investment income (loss)                                        (.02)%

------------------------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Calculated based upon weighted average shares outstanding during the period.
(e) Less than $.005 per share.

    42                                     See Notes to Financial Statements

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Financial Highlights Cont'd.

                                            Class Z
------------------------------------------------------------------------------------------------
                   Year Ended July 31,
----------------------------------------------------------        November 18, 1998(a)
      2002               2001(d)              2000(d)           Through July 31, 1999(d)
------------------------------------------------------------------------------------------------
    $  10.77             $  12.98             $  11.56                   $ 10.00
    --------             --------             --------                  --------
        (.01)                 .03                  .02                       .02
       (2.29)               (1.26)                2.14                      1.54
    --------             --------             --------                  --------
       (2.30)               (1.23)                2.16                      1.56
    --------             --------             --------                  --------
          --                   --                 (.46)                       --
        (.02)                (.98)                (.28)                       --
    --------             --------             --------                  --------
        (.02)                (.98)                (.74)                       --
    --------             --------             --------                  --------
    $   8.45             $  10.77             $  12.98                   $ 11.56
    --------             --------             --------                  --------
    --------             --------             --------                  --------
      (21.35)%              (9.74)%              19.23%                    15.60%
    $  1,897             $  3,413             $  1,318                   $36,413
    $  2,778             $  2,270             $ 25,793                   $45,999
        1.32%                1.39%                1.29%                     1.48%(c)
        1.32%                1.39%                1.29%                     1.48%(c)
        (.10)%                .23%                 .12%                      .21%(c)

    See Notes to Financial Statements                                     43

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Report of Independent Auditors

To the Shareholders and Board of Trustees of Strategic Partners Asset Allocation Funds--
Strategic Partners High Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategic Partners Asset Allocation Funds--Strategic Partners High Growth Fund (the 'Fund') at July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
September 29, 2003

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Supplemental Proxy Information (Unaudited)

      A meeting of the Fund's shareholders was held on July 17, 2003, in conjunction with shareholder meetings for certain other funds within the Strategic Partners Mutual Fund complex. The meeting was held for the following purpose:

      To elect the following ten individuals to serve on the Fund's Board of Trustees to a term until the earlier to occur (a) the next meeting of shareholders at which Board Members are elected and until their successors are elected and qualified or (b) until their terms expire in accordance with each Fund's retirement policy which generally calls for the retirement of Trustees on December 31 of the year in which they reach the age of 75.

-  David E.A. Carson
-  Robert E. La Blanc
-  Douglas H. McCorkindale
-  Stephen P. Munn
-  Richard A. Redeker
-  Robin B. Smith
-  Stephen Stoneburn
-  Clay T. Whitehead
-  Judy A. Rice
-  Robert F. Gunia

      The results of the proxy solicitation on the above matters were:

Trustees                           Votes For      Votes Against     Abstentions
------------------------------    ------------    -------------     -----------
David E.A. Carson                   10,885,484         --               --
Robert E. La Blanc                  10,885,320         --               --
Douglas H. McCorkindale             10,884,040         --               --
Stephen P. Munn                     10,885,164         --               --
Richard A. Redeker                  10,885,257         --               --
Robin B. Smith                      10,885,147         --               --
Stephen Stoneburn                   10,885,287         --               --
Clay T. Whitehead                   10,886,434         --               --
Judy A. Rice                        10,885,880         --               --
Robert F. Gunia                     10,886,095         --               --

      One or more matters in addition to the election of Trustees were submitted for shareholder approval, and the shareholder meeting relating to those matters was adjourned until a date following the close of the reporting period.
                                                                          45

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Management of the Trust (Unaudited)

Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be 'interested persons' of the Fund as defined in the 1940 Act are referred to as 'Independent Trustees.' Trustees who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Trustees.' 'Fund Complex' consists of the Fund and any other investment companies managed by PI.

Independent Trustees2

David E.A. Carson (69), Trustee since 20033
Oversees 97 portfolios in Fund complexD

Principal occupations (last 5 years): Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer of People's Bank (1983-1997).

Other Directorships held: Director of United Illuminating and UIL Holdings (Utility company), since 1993.

Robert E. La Blanc (69), Trustee since 19993
Oversees 107 portfolios in Fund complexD

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan
College.

Other Directorships held:4 Director of Storage Technology Corporation (technology) (since 1979), Chartered Semiconductor Manufacturing, Ltd. (Singapore) (since 1998), Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (since 2002) (software company); Director (since
1999) of First Financial Fund, Inc. and the High Yield Plus Fund, Inc.

Douglas H. McCorkindale (64), Trustee since 19983
Oversees 99 portfolios in Fund complexD

Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May
2000) of Gannett Co., Inc.

Other Directorships held:4 Director of Gannett Co. Inc., Director of Continental Airlines Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus Fund, Inc. (since
1996).

Stephen P. Munn (61), Trustee since 20033
Oversees 105 portfolios in Fund complexD

Principal occupations (last 5 years): Chairman of the Board (since 1994) and formerly Chief Executive Officer (1998-2001) and President of Carlisle Companies Incorporated.

Other Directorships held:4 Chairman of the Board (since January 1994) and Director (since 1988) of Carlisle Companies Incorporated (manufacturer of industrial products); Director of Gannet Co. Inc. (publishing and media).

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Management of the Trust (Unaudited) Cont'd.

Richard A. Redeker (60), Trustee since 20033
Oversees 100 portfolios in Fund complexD

Principal occupations (last 5 years): Formerly Management Consultant of Invesmart, Inc. (August 2001-October 2001); formerly employee of Prudential Investments (October 1996-December 1998).

Other Directorships held:4 None

Robin B. Smith (63), Trustee since 20033
Oversees 107 portfolios in Fund complexD

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing), formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:4 Director of BellSouth Corporation (since 1992).

Stephen Stoneburn (60), Trustee since 19993
Oversees 105 portfolios in Fund complexD

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Other Directorships held:4 None

Clay T. Whitehead (64), Trustee since 19993
Oversees 104 portfolios in Fund complexD

Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).

Other Directorships held:4 Director (since 2000) of First Financial Fund, Inc. and the High Yield Plus Fund, Inc.

Interested Trustees1

Judy A. Rice (55), President and Trustee since 20033
Oversees 102 portfolios in Fund complexD

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Executive Vice President of PI (1999-2003); formerly various positions to Senior Vice President (1992-1999) of Prudential Securities Incorporated (PSI); and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Other Directorships held:4 None
                                                                          47

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Management of the Trust (Unaudited) Cont'd.

Robert F. Gunia (57), Vice President and Trustee since 19993
Oversees 187 portfolios in Fund complexD

Principal occupations (last 5 years): Chief Administrative Officer (since June
1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC
(PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America; Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.

Other Directorships held:4 Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.
Information pertaining to the Officers of the Trust is set forth below.

Officers2

Lori E. Bostrom (40), Secretary since 2002

Principal occupations (last 5 years): Vice President and Corporate Counsel (since October 2002) of Prudential; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc.; formerly, various positions to Senior Counsel of The Guardian Life Insurance Company of America (February 1996-October 2002).

Marguerite E.H. Morrison (47), Chief Legal Officer and Assistant Secretary since 20033

Principal occupations (last 5 years): Vice President and Chief Legal Officer--Mutual Funds and Unit Investment Trusts (since August 2000) of Prudential; Senior Vice President and Secretary (since April 2003) of PI; Senior Vice President and Secretary (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Vice President and Assistant Secretary of PIMS (since October 2001), previously Senior Vice President and Assistant Secretary (February 2001-April 2003) of PI, Vice President and Associate General Counsel (December 1996-February 2001) of PI and Vice President and Associate General Counsel (September 1987-September 1996) of PSI.

Maryanne Ryan (38), Anti-Money Laundering Officer since 20023

Principal occupations (last 5 years): Vice President, Prudential (since November
1998), First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

Grace C. Torres (44), Treasurer and Principal Financial and Accounting Officer since 19983

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.
    48

      Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund
             Management of the Trust (Unaudited) Cont'd.

---------------------------

   1 'Interested' Director, as defined in the 1940 Act, by reason of employment with the Manager,
     (Prudential Investments LLC or PI), the Subadviser (Prudential Investment Management, Inc. or
     PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).
   2 Unless otherwise noted, the address of the Directors and Officers is c/o: Prudential
     Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.
   3 There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as
     Directors and/or Officer.
   4 The Fund Complex of all investment companies managed by PI. Effective May 1, 2003, the Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds,
     American Skandia Advisor Funds, Inc. The Prudential Variable Contract Accounts 2, 10, 11, The
     Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and
     Prudential's Gibraltar Fund.
   D The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include Jennison/Dryden Mutual Funds, Strategic Partners Funds, American
     Skandia Advisor Funds, Inc., The Prudential Variable Contract Accounts 2, 10, 11, The Target
     Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential's
     Gibraltar Fund.

Additional information about the Fund's Directors is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)
                                                                          49

Strategic Partners Asset Allocation Funds
Strategic Partners High Growth Fund

Class A     Growth of a $10,000 Investment

                     (CHART)

Average Annual Total Returns (With Sales Charge)         As of 7/31/03

              One Year    Three Years    Since Inception
    Class A     8.04%       -8.61%            0.96%
    Class B     7.80        -8.59             1.14
    Class C    10.69        -8.05             1.11
    Class Z    14.08        -6.79             2.37

 Average Annual Total Returns (Without Sales Charge)     As of 7/31/03

              One Year    Three Years    Since Inception
    Class A    13.72%       -7.04%            2.07%
    Class B    12.80        -7.74             1.33
    Class C    12.80        -7.74             1.33
    Class Z    14.08        -6.79             2.37

Past performance is not indicative of future results.
Principal value and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Source:
Prudential Investments LLC and Lipper Inc. Inception date: 11/18/98. The graph compares a $10,000 investment in the Strategic Partners High Growth Fund
(Class A shares) with a similar investment in the Standard & Poor's 500 Composite Stock Price Index
(S&P 500 Index) by portraying the initial account values at the commencement of operations of Class A shares (November 18, 1998) and the account values at the end of the current fiscal year (July 31, 2003) as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees
(including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class A shares only. As indicated in the tables, performance for Class B and Class C shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the

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www.strategicpartners.com    (800) 225-1852

following paragraphs). Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares through July 31, 2003, the returns shown in the graph and for Class A shares in the tables would have been lower.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how stock prices in the United States have performed. The S&P 500 Index's total returns include the reinvestment of all dividends, but do not include the effects of sales charges, operating expenses of a mutual fund, or taxes. These returns would be lower if they included the effects of sales charges, operating expenses, or taxes. The securities that comprise the S&P 500 Index may differ substantially from the securities in the Fund. The S&P 500 Index is not the only index that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

The Fund charges a maximum front-end sales charge of 5% for Class A shares and a 12b-1 fee of 0.30% annually. In some circumstances, Class A shares may not be subject to a front-end sales charge, but may be subject to a 1% contingent deferred sales charge
(CDSC) for the first year. Class B shares are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1% respectively for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1%, a CDSC of 1% for shares redeemed within 18 months of purchase, and a 12b-1 fee of 1% annually. Class Z shares are not subject to a sales charge or 12b-1 fee. The returns in the graph and the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

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For More Information

Strategic Partners Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit our website at:
www.strategicpartners.com

Trustees
David E.A. Carson
Robert F. Gunia
Robert E. La Blanc
Douglas H. McCorkindale
Stephen P. Munn
Richard A. Redeker
Judy A. Rice
Robin B. Smith
Stephen D. Stoneburn
Clay T. Whitehead

Officers
Judy A. Rice, President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer and Principal
   Financial and Accounting Officer
Marguerite E.H. Morrison, Chief Legal
   Officer and Assistant Secretary
Lori E. Bostrom, Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Advisers
EARNEST Partners, LLC
75 14th Street, Suite 2300
Atlanta, GA 30309

Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Lazard Asset Management
30 Rockefeller Plaza
New York, NY 10112

RS Investment Management, LP
388 Market Street, Suite 1700
San Francisco, CA 94111

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
Newark, NJ 07102-4077

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Fund Symbols    Nasdaq     CUSIP
------------    ------     -----
  Class A       PHGAX    86276X509
  Class B       PIHGX    86276X608
  Class C       PHGCX    86276X707
  Class Z       PDHZX    86276X806

MFSP504E5        IFS-A083957

Mutual Funds:

    ARE NOT INSURED BY THE FDIC OR ANY FEDERAL      MAY LOSE VALUE      ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR
    GOVERNMENT AGENCY                                                   ANY BANK AFFILIATE

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Item 2 - Code of Ethics -  See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 973-367-1495, and ask for a copy of the Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers.

Item 3 - Audit Committee Financial Expert -

The registrant's Board has determined that Mr. Stephen Munn, member of the Board's Audit Committee is an "audit committee financial expert," and that he is "independent," for purposes of this Item.

Item 4 - Principal Accountant Fees and Services - Not required in this filing

Item 5 - Reserved

Item 6 - Reserved

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not required in this filing

Item 8 - Reserved

Item 9 - Controls and Procedures

    (a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

    (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

    (a) Code of Ethics - Attached hereto

    (b) Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act - Attached hereto

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Strategic Partners Style Specific Funds

By: /s/ Lori E. Bostrom
    -------------------------
        Lori E. Bostrom
        Secretary

Date: September 26, 2003



    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Judy A. Rice
    -------------------------
        Judy A. Rice
        President and Principal Executive Officer

Date: September 26, 2003


By: /s/ Grace C. Torres
    -------------------------
        Grace C. Torres
        Treasurer and Chief Financial Officer

Date: September 26, 2003